N-2	Jun. 05, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0001955857
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-2
Document Registration Statement	true
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	7
Entity Registrant Name	BROOKFIELD INFRASTRUCTURE INCOME FUND INC.
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	225 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	(855)
Local Phone Number	777-8001
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	true
Effective on Set Date, 486(b)	false
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
	Class I Shares	Class D Shares	Class S Shares	Class T Shares
Stockholder Transaction Expenses
Maximum Front-End Sales Load (as a percentage of the offering price)(1)	None	2.00%	3.50%	3.50%
Maximum Repurchase Fee(2)	2.00%	2.00%	2.00%	2.00%

(1)    Quasar Distributors, LLC (the “Distributor”) is the principal underwriter and distributor of the Shares and serves in that capacity on a best efforts basis, subject to various conditions. Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the front-end sales load with respect to Class D, Class S, and Class T Shares purchased by investors. The Distributor does not retain any portion of the front-end sales load fees. Class D, Class S, and Class T Shares are each subject to a maximum front-end sales load of up to 2.00%, 3.50%, and 3.50% of the offering price, respectively. For Class T Shares, the 3.50% includes a maximum of 3.00% for upfront selling commissions and 0.50% for the dealer fee, for a total front-end sales load of up to 3.50%. However, purchases of Class D Shares, Class S Shares, and Class T Shares may be eligible for a front-end sales load discount. See “Plan of Distribution — Sales Load.” Any additional commissions or other forms of compensation paid to a broker or financial intermediary on sales of Class D Shares, Class S Shares and Class T Shares are not reflected. The Selling Agents may, in their sole discretion and subject to applicable law, reduce or waive the front-end sales load on a non-scheduled basis in individual cases. Class I Shares are not subject to a front-end sales load; however, investors could be required to pay brokerage commissions on purchases and sales of Class I Shares to their Selling Agents. Investors should consult with their Selling Agents about the sale load and any additional fees or charges their Selling Agents might impose on each class of Shares.

(2)    A 2% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of a stockholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a stockholder’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by a stockholder may be waived by the Fund, in circumstances where the Board of Directors determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any stockholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining stockholders. See “Repurchases.”

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Fund Expenses (as a percentage of Net Assets attributable to Shares)
Management Fee(3)	1.25%	1.25%	1.25%	1.25%
Incentive Fee(4)	0.38%	0.44%	0.44%	0.44%
Distribution and/or Shareholder Servicing Fees(5)	None	0.25%	0.85%	0.85%
Interest Payments on Borrowed Funds(6)	0.16%	0.10%	0.11%	0.11%
Tax Expense(7)	0.10%	0.28%	0.29%	0.29%
Other Expenses(8)	0.26%	0.29%	0.30%	0.30%
Total Annual Fund Operating Expenses	2.15%	2.61%	3.24%	3.24%
Fees Waived and/or Expenses Reimbursed or Recouped(9)	0.17%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or Recoupment	2.32%	2.70%	3.33%	3.33%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or Recoupment, Excluding Management and Incentive Fees	0.69%	1.01%	1.64%	1.64%

(3)    Pursuant to the Advisory Agreement, the Adviser receives a Management Fee payable quarterly in arrears and calculated monthly at the annual rate of 1.25% of the value of the Fund’s net assets, which is calculated as of the close of business on the last business day of each month.

(4)    Pursuant to the Advisory Agreement, the Adviser receives an Incentive Fee accrued monthly and payable annually in arrears in an amount equal to 12.5% of the Fund Income for the applicable year. The Fund looks through the total return swap contracts and counts the underlying reference assets as investments for purposes of calculating the Incentive Fee. See “Management of the Fund — The Advisory Agreement.”

(5)    The maximum annual rate at which Distribution and/or Shareholder Servicing Fees may be paid is as follows: (a) for Class S Shares and Class T Shares, 0.85% of NAV per annum (consisting of a 0.60% Distribution Fee and a 0.25% Servicing Fee); and (b) for Class D Shares, 0.25% of NAV per annum (consisting entirely of a Servicing fee). Class I Shares have no Distribution or Shareholder Servicing Fees.

(6)    “Interest Payments on Borrowed Funds” represents the actual interest costs associated with leverage as they are calculated in the Fund’s Annual Report, except “Interest Payments on Borrowed Funds” for Class T Shares are based on estimated amounts for the current fiscal year. The Fund’s actual interest costs associated with leverage may differ from the estimates above. Although the Fund has no current intention to do so, the Fund may borrow additional funds to make investments, to the extent the Fund determines that additional capital would allow the Fund to take advantage of additional investment opportunities, if the market for debt financing presents attractively priced debt financing opportunities, or if the Board of Directors determines that leveraging the Fund’s portfolio would be in the Fund’s best interests and the best interests of the Fund’s stockholders. The Fund does not currently anticipate issuing any preferred stock over the next twelve months. The costs associated with any borrowing will be indirectly borne by the Fund’s stockholders.

(7)    “Tax Expense” is based on the estimated amount of income taxes payable by the Fund’s corporate subsidiaries for the current fiscal year. The Fund’s actual income tax expense associated with its corporate subsidiaries may differ from the estimated amount above.”

(8)    “Other Expenses” represents the Fund’s expenses as they are calculated in the Fund’s Annual Report, except the “Other Expenses” for Class T Shares are based on estimated amounts for the current fiscal year. In addition to the fees of the Adviser, the Fund is responsible for the payment of all its “Other Expenses” incurred in the operation of the Fund, which include, among other things, professional fees, organizational expenses and offering costs, expenses for legal and the Fund’s independent registered public accounting firm’s services, shareholder reports, charges of the Fund’s custodian, charges of the Fund’s fund accountant, charges of the transfer agent and dividend disbursing agent, SEC fees, expenses of directors’ meetings, fees and expenses of Directors who are not officers or employees of the Adviser or its affiliates, accounting and printing costs, the Fund’s pro rata portion of the Chief Compliance Officer’s compensation (if approved by the Board of Directors), fidelity bond coverage for the Fund’s officers and employees, Directors and officers liability policy, interest, brokerage costs, taxes (excluding taxes related to portfolio companies), expenses of qualifying the Fund for sale in various states, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses.

(9)     Pursuant to an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”), the Adviser has contractually agreed to waive and/or reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses,” as defined below) will not exceed 0.70% of the Fund’s net assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.70% of net assets (annualized) (or, if a lower expense limit under the Expense Limitation and Reimbursement Agreement is then in effect, such lower limit) within three years after the date the Adviser waived or reimbursed such fees or expenses. This arrangement will remain in effect for at least one year from the effective date of the Fund’s current registration statement, and may not be terminated by the Fund or the Adviser before such time. Thereafter, the Expense Limitation and Reimbursement Agreement may only be terminated or amended to increase the expense cap as of April 30th of each calendar year (April 29th in a leap year), provided that in the case of a termination by the Adviser, the Adviser provide the Board with written notice of its intention to terminate the Expense Limitation and Reimbursement Agreement prior to the expiration of its then current term. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including, among other things, organizational and offering costs, professional fees, and fees and expenses of the Administrator, Transfer Agent and Custodian, with the exception of (i) the Management Fee, (ii) the Incentive Fee, (iii) the Servicing Fee (as defined below), (iv) the Distribution Fee (as defined below), (v) portfolio level expenses, (vi) brokerage costs or other investment-related out-of-pocket expenses, including costs incurred with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business).

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example

The purpose of the table above and the examples below is to assist prospective investors in understanding the various costs and expenses stockholders will bear. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that all distributions are reinvested at net asset value and that the estimated percentage amounts listed under Annual Fund Expenses remain the same (except that the example incorporates the fee waiver and expense reimbursement arrangements from the Expense Limitation and Reimbursement Agreement for only the one-year period and the first year of the three-, five- and ten-year periods). In addition to the fees and expenses described above, you may also be required to pay transaction or other fees on purchases of Class I Shares, Class D Shares, Class S Shares and Class T Shares of the Fund, which are not reflected in the example. The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC and applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund. The Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$24	$69	$117	$250
You would pay the following expenses on a $1,000 Class D Shares investment, assuming a 5% annual return:	$47	$100	$157	$309
You would pay the following expenses on a $1,000 Class S Shares investment, assuming a 5% annual return:	$67	$132	$199	$377
You would pay the following expenses on a $1,000 Class T Shares investment, assuming a 5% annual return:	$67	$132	$199	$377

The example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown.

Purpose of Fee Table , Note [Text Block]

The fee table below is intended to assist stockholders in understanding the various costs and expenses that the Fund expects to incur and that stockholders can expect to bear, by investing in the Fund. This fee table is based on the annualized expenses of the Fund for the fiscal year ended December 31, 2024. Certain expenses in this fee table are based on estimated amounts for the current fiscal year.

Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Other Transaction Fees, Note [Text Block]	A 2% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of a stockholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a stockholder’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by a stockholder may be waived by the Fund, in circumstances where the Board of Directors determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any stockholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining stockholders. See “Repurchases.”
Other Expenses, Note [Text Block]	“Other Expenses” represents the Fund’s expenses as they are calculated in the Fund’s Annual Report, except the “Other Expenses” for Class T Shares are based on estimated amounts for the current fiscal year. In addition to the fees of the Adviser, the Fund is responsible for the payment of all its “Other Expenses” incurred in the operation of the Fund, which include, among other things, professional fees, organizational expenses and offering costs, expenses for legal and the Fund’s independent registered public accounting firm’s services, shareholder reports, charges of the Fund’s custodian, charges of the Fund’s fund accountant, charges of the transfer agent and dividend disbursing agent, SEC fees, expenses of directors’ meetings, fees and expenses of Directors who are not officers or employees of the Adviser or its affiliates, accounting and printing costs, the Fund’s pro rata portion of the Chief Compliance Officer’s compensation (if approved by the Board of Directors), fidelity bond coverage for the Fund’s officers and employees, Directors and officers liability policy, interest, brokerage costs, taxes (excluding taxes related to portfolio companies), expenses of qualifying the Fund for sale in various states, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objectives

The Fund’s investment objective is to maximize total returns through growth of capital and current income.

Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in securities of companies and entities that own infrastructure assets (“Infrastructure Investments”), including directly on its own behalf or through co-investments with other Brookfield affiliates, funds, clients and accounts, and Secondary Investments (as defined below) often alongside an experienced investment sponsor, joint venture partner, operating partner, or other investor. Under normal market conditions, the Fund attempts to achieve its investment objective by investing, as a principal strategy, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Infrastructure Investments, throughout the world, including the United States, or “U.S.” (the “80% Policy”). As part of the 80% Policy, under normal market conditions, Infrastructure Investments in non-Organisation for Economic Co-operation and Development (“OECD”) member countries generally will not constitute more than 20% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) at the time any such Infrastructure Investment is made. An investment is considered located in a particular jurisdiction if the revenues or cash flows received by the Fund are made in the currency of that country. The Fund may change the 80% Policy without stockholder approval upon at least 60 days’ prior written notice to stockholders.

In addition, the Fund may invest up to 20% of its net assets (plus the amount of any borrowings for investment purposes) in investments other than Infrastructure Investments as described in this Prospectus (together with the Infrastructure Investments, the “Investments” and each an “Investment”).

The Fund defines infrastructure as the assets, networks, systems or operations that provide essential or irreplaceable inputs or services, underpin supply chains, economies and communities, facilitate trade or commerce, and/or support energy transition. These assets typically exhibit similar characteristics such as: provision of essential service, high barriers to entry, stable and long-term cash flows, inflation-linked revenues and high operating margins and predictable maintenance capital requirements. Infrastructure assets may fall under several sectors, including, but not limited to, transport (e.g., rail, ports, container and bulk terminals, toll roads, and airports), renewable power and transition (e.g., hydro, wind, solar, nuclear, distributed generation and storage), utilities (e.g., electricity, natural gas connections and transmission, residential infrastructure, smart meters, water and wastewater, and district energy), midstream (e.g., transmission pipelines, natural gas storage or processing plants), data (e.g., communication towers, fiber networks, and data centers), and social infrastructure (e.g., healthcare and education).

An Infrastructure Investment comprises any investment that, at the time of investment, derives at least 50% of its revenue or profits from the ownership, operation, financing, or servicing of infrastructure assets (“Infrastructure Investment Threshold”). An Infrastructure Investment may also include any investment that, at the time of investment, does not meet the Infrastructure Investment Threshold but which, under normal market conditions or upon reaching scale, could reasonably be expected to meet the Infrastructure Investment Threshold (each, a “Developing Infrastructure Investment”). The Adviser will continuously monitor the progress of each Developing Infrastructure Investment and will no longer count such an investment towards the 80% Policy if it fails to satisfy the Infrastructure Investment Threshold by the fifth anniversary of the Fund’s investment. During the five-year period following an investment, the Adviser will take into account and report to the Board quarterly the considerations that the Adviser has evaluated in determining that an investment continues to qualify as a Developing Infrastructure Investment. Such considerations will include whether the Developing Infrastructure Investment has made progress towards the Infrastructure Investment Threshold; whether the Adviser believes the Developing Infrastructure Investment has or is expected to make a contractual commitment to sell a portion of its non-infrastructure business or buy infrastructure assets that will positively impact the investment relative to the Infrastructure Investment Threshold; or other factors deemed relevant by the Adviser with respect to the Developing Infrastructure Investment meeting the Infrastructure Investment Threshold by the fifth anniversary of the Fund’s investment. Each quarter, the Board must agree to continuing to treat an investment as a Developing Infrastructure

Investment following the recommendation by the Adviser until the fifth anniversary of the investment when the Infrastructure Investment Threshold must be met.

The Fund primarily invests in equity and debt securities of private Infrastructure Investments (the “Private Portfolio”), as well as publicly traded equity and debt securities of infrastructure companies (the “Public Securities Portfolio,” and collectively with the Private Portfolio, the “Portfolio Investments” or, if the context so requires, “Portfolio Companies”). Under normal market conditions, the Fund seeks to invest approximately 80 – 90% of its net assets (plus the amount of any borrowings for investment purposes) in the Private Portfolio and approximately 10 – 20% of its net assets (plus the amount of any borrowings for investment purposes) in the Public Securities Portfolio (the “Private/Public Securities Target Allocations”). As a component of the Private Portfolio, the Fund may tactically allocate a portion of its assets to secondary investment opportunities in Infrastructure Investments (“Secondary Investments”), which include investments in private funds, holding vehicles or other investment vehicles (collectively, “Portfolio Funds”) managed by third-party managers (“Portfolio Fund Managers”) or other single-asset investments focused on the infrastructure industry, generally on a secondary basis from existing investors or involving a recapitalization of an equity interest in an existing joint venture and other investments that the Adviser determines to have a similar risk/return profile.

Although the Fund endeavors to maintain these Private/Public Securities Target Allocations, the Private/Public Securities Target Allocations may not be achieved in all instances, and actual allocations may be affected by factors including, but not limited to: (i) the pace of deployment of capital into the Private Portfolio; (ii) the investment performance and market value of the Public Securities Portfolio; (iii) the investment performance and market value of the Private Portfolio; (iv) Fund subscriptions and withdrawals/repurchases; and (v) availability of capital in other vehicles or accounts that co-invest with the Fund. The Private/Public Securities Target Allocations are not expected to be initially achieved following the Fund’s commencement of operations.

Under normal market conditions, the Fund will invest more than 25% of its total assets in the infrastructure industry. The policy of concentration is a fundamental policy. This fundamental policy may not be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, as defined in the 1940 Act.

The Fund was granted exemptive relief by the SEC that permits it to, among other things, co-invest with certain other persons, including certain affiliates of the Adviser and certain public or private funds managed by the Adviser and its affiliates, subject to certain terms and conditions.

Investment Process

Deal Origination

The Adviser leverages Brookfield’s Infrastructure and Renewable Power & Transition group (collectively, “Brookfield Infrastructure”), PSG, and the Firm’s extensive relationships to pursue investment opportunities. Brookfield Infrastructure’s investment team takes a proactive approach to sourcing new investments for its investment strategies through longstanding relationships with financial institutions, advisors, and major infrastructure asset owners and developers.

The scale and breadth of Brookfield’s infrastructure platform will allow the Adviser, on behalf of the Fund, to access a significant volume of investment opportunities and invest in those that fit the Fund’s investment criteria. The Adviser believes that Brookfield’s reputation, scale, operational expertise, and global reach provide a distinct advantage in securing substantial proprietary investment opportunities.

Transaction Due Diligence and Execution

Brookfield has frequent regional and group-wide calls to discuss nascent opportunities and ensure effective allocation of business development resources. During these calls, the infrastructure group discusses potential opportunities, considering factors such as adherence to investment theses, transaction timelines, staffing requirements and progress updates. These calls also serve as a framework for prioritizing transactions by region.

As a transaction progresses beyond the origination stage, a deal team is formed. Prior to commencing a detailed review of the opportunity and due diligence, the deal team is responsible for assessing the transaction environment and committing the appropriate resources to pursuit of the transaction. These arrangements will vary based on the nature of the transaction environment and may be implemented at various stages of the transaction process, ranging from basic confidentiality arrangements (in the case of competitive processes) to exclusivity periods and cost-sharing mechanisms.

Importantly, Brookfield does not typically rely on financial advisors or investment banks to assess and execute acquisitions. The depth and broad expertise of Brookfield Infrastructure allows for these functions to generally be conducted in-house. Investment banks are generally hired when specific capital markets expertise and execution is required.

As the deal team begins its assessment of an investment opportunity, team members will meet with management of the target business or the financial sponsor and perform economic due diligence, including industry analysis and a high-level valuation. During this phase of the process, the deal team frequently solicits input from personnel within Brookfield’s operations, such as senior operating executives and the market research group, and the capital markets team to develop a view of value. In order to summarize its work and facilitate the vetting of the opportunity internally, the deal team reviews its initial assessment with the Chief Executive Officer (“CEO”) of the group and seeks input from members of Brookfield’s investment committee (the “Investment Committee”), where appropriate. Submission of non-binding proposals requires approval of the regional head, regional chief investment officer, the group CEO, and notification to the Investment Committee.

Transactions that progress beyond the submission of a non-binding proposal are subject to a comprehensive due diligence process. The deal team engages appropriate third-party advisors, such as engineering firms, environmental and market consultants, legal advisors, and accountants. In many instances, personnel from Brookfield’s business groups will be responsible for reviewing and commenting upon the output provided by outside consultants. As an example, Brookfield’s market research group is responsible for reviewing and commenting upon each market consultant’s report, and senior operators will frequently review and comment on engineering reports.

The due diligence process typically includes meetings with management and site visits of a target business or a financial sponsor. The deal team, working together with personnel from Brookfield Infrastructure, synthesizes all information collected from the due diligence process into a detailed financial model that forms both a cornerstone of Brookfield’s investment decision and the basis of the business plan for the target business.

Throughout the due diligence process, the deal team engages in ongoing discussion with members of the Investment Committee and senior infrastructure professionals representing various functions within Brookfield Infrastructure. Brookfield believes that this “real-time” feedback strengthens the investment theses and provides the deal team with a competitive advantage in underwriting. Prior to the submission of any binding proposal, the deal team first presents the opportunity to the group CEO and other senior members of Brookfield Infrastructure, where appropriate.

If Brookfield makes a non-control equity investment, Brookfield will also review the governance attached to the minority interest to ensure that appropriate governance rights are in place to protect an investment and to effectuate Brookfield’s business plan, similar to how it would for a control or co-control investment. In addition to board representation or access to management and board members, Brookfield also seeks to acquire a significant interest in the classes of securities in which it invests, which is expected to provide meaningful voting power over matters relating to the rights or obligations attached to those classes of securities. Brookfield also typically requests certain other rights customary for major investors, including anti-dilution, conversion and information rights, consent/veto rights over certain material decisions, and liquidation preferences.

For private debt investments, during underwriting and due diligence, Brookfield’s dedicated infrastructure debt investment team is integrated with the broader Brookfield Infrastructure team and works with the group to ensure that assets are valued in a manner that is consistent with that of equity investments. Areas of due diligence covered in connection with the underwriting are similar to that of an equity investment and will also include areas specific to debt underwriting and creditor rights. During legal documentation and closing, Brookfield will seek adequate structural protections, such as limitations on the incurrence of additional debt and liens, asset sales and investments, and changes of control. Brookfield will also look to build in covenants with the aim of providing early detection of credit weakness, such as maximum leverage covenants and restrictions on distributions. Additionally, Brookfield will generally seek to include step-in rights that would provide the ability to take ownership of an asset with a view to maximizing recovery proceeds in the event of any distress.

As part of each private investment’s due diligence process, the deal team evaluates, and the Investment Committee reviews, transaction considerations, which in addition to asset-specific considerations includes climate risks, anti-bribery and corruption, and health and safety.

Brookfield’s private infrastructure investment teams utilize the Brookfield ESG Due Diligence Guideline (the “ESG Guideline”) to assist with the identification of material ESG factors when conducting due diligence. While ESG considerations will vary depending on the type of business, geographic location and sector of the target investment, the ESG Guideline offers consideration for environmental, social and governance matters and assists teams in completing mandatory ESG disclosures included in all investment committee memos.

Following the completion of the due diligence process, the opportunity is formally presented to the Investment Committee. The Investment Committee’s approval will include a review of the terms and conditions of the transaction, including potential conflicts of interest and relevant investment requirements related to the Fund, and an authorized price or, where appropriate, price range. Material due diligence findings are also presented to the Investment Committee for consideration. Unanimous approval by the Investment Committee is required for all investments.

Asset Management

Control or Co-Control Equity Investments

Following an acquisition, responsibility for the investment is transitioned to the portfolio management group, with oversight from regional operating partners (the “Regional Operating Partners”). The senior infrastructure professionals remain directly involved and are responsible for creating tailored business plans encompassing all considerations relevant in the underwriting process, while closing any gaps identified during diligence. Brookfield has an integrated and hands-on asset management philosophy. With a global business, Brookfield believes that the regional teams are best placed to execute this strategy, as a key part of Brookfield’s asset management approach is close and frequent interaction with, and strong ongoing support of, the senior management of its portfolio investments. This transition can be conducted seamlessly, as Regional Operating Partners and members of the regional asset management teams are integrally involved in the due diligence, negotiation, and execution of the original investment.

As the key overseers of the investment, Regional Operating Partners, who are supported by members of the regional asset management teams, are responsible for executing the business plans that formed the basis of the underwriting. These professionals collaborate with senior management of the portfolio companies to develop annual operating budgets and execute financing plans. The Operating Partners and asset management teams also draw upon the experience and expertise of personnel from Brookfield’s corporate and business groups as it seeks to optimize asset performance and preserve capital post-acquisition. These corporate professionals include experts in areas such as ESG, capital markets, capital projects, maintenance capital, section specialists, tax and legal.

Non-Control Equity Investments

For non-control situations, Brookfield looks for partners that also have deep expertise in the relevant sector, as well as a common investment philosophy and skills that complement those of Brookfield. Before a transaction closes and funds, the investment team will work with the controlling shareholder to create an asset management plan that identifies potential areas of value enhancement and operational enhancements for the target investment. After a transaction closes, the investment team will actively partner with the controlling shareholder to seek to enhance the value of the business through executing on the aforementioned activities and will also serve as an ongoing resource for management teams.

Debt Investments

Debt investments will be regularly monitored for compliance with covenants in the loan agreements, its performance relative to initial expectations and changes in collateral value. Brookfield believes that this asset management process is designed to seek timely and informed decisions to be made during the term of an investment.

From inception until realization, each investment is closely monitored so that Brookfield can seek to remain current on significant activities that could materially impact the collateral. This could include litigation, partial collateral releases and related debt pay-downs, as well as cash flow sweep events related to debt service coverage ratio, debt to EBITDA ratios and other triggers.

At least quarterly, and as required, a comprehensive review will be prepared on the status and performance of the underlying business and/or assets against which loans have been advanced in the portfolio. This review will generally involve, but will not be limited to, a detailed analysis of recent operating and financial statements, as well as any project status reports obtained from borrowers. In addition, the investment team will typically communicate with internal and external contacts with local market knowledge to gather the latest information on current market trends. We believe that reviewing relevant market factors enhances the assessment of the expected future performance of the underlying business and improves the caliber of conclusions reached about credit quality and levels of risk associated with investments in the portfolio.

Exit

Control or Co-Control Equity Investments

For control or co-control core plus/value-add investments, Brookfield generally begins exploring exits seven to ten years into the lifespan of an investment, or earlier as the opportunity arises. From an operational standpoint, Brookfield will look to sell a company once all anticipated asset management initiatives have been implemented and the investment has been sufficiently de-risked. From a market perspective, Brookfield positions itself to exit an investment in optimal market conditions to maximize proceeds. In addition to timing, another aspect that is critical to maximizing value is how an exit is structured. Brookfield will explore a variety of exit strategies — including, but not limited to, trade sales, partial monetization, and public offerings.

Non-control Equity Investments

For non-control equity investments, exit strategies will vary by investment but may include (i) exit at the same time as the majority sponsor or via sale of the security, (ii) refinancing of the capital structure to provide liquidity to the security, or (iii) mergers with or sales of the portfolio company or asset to financial institutions or strategic partners, such as private equity funds or large enterprise firms, or initial public offerings and sales of securities into liquid markets.

For core equity investments, these investments generally are, structured with perpetual ownership or long-term concession agreements at the time of investment. While operating the asset and monitoring its relative performance, Brookfield may elect to pursue an asset divestment if the fundamental long-term risk profile of the investment changes from Brookfield’s underwriting or if in Brookfield’s view the capital could be better deployed elsewhere.

Debt Investments

Brookfield expects to hold its debt investments to their respective maturity dates or until prepayment by the borrower, although Brookfield may engage in the sale of certain investments if value would be maximized. Each investment will be monitored in relation to Brookfield’s assessment of the likelihood of such an investment being paid in full at maturity, as well as in relation to whether a more beneficial exit or sale of the investment is available. While Brookfield does not make investments with the intention of a “loan-to-own” operation, if a borrower fails to meet its obligations under the terms of a loan, Brookfield is prepared to leverage its global operating capabilities to step in and pursue foreclosure to protect the capital in potential default situations.

Portfolio Composition

The Fund’s portfolio will be comprised principally of the following types of investments. A more detailed description of the Fund’s investment policies and restrictions and more detailed information about the Fund’s Portfolio Investments are contained in the SAI.

Investments in Private Infrastructure Assets

The Fund seeks to provide exposure to high-quality private infrastructure investments. The Fund leverages the Brookfield infrastructure team’s investment and operating expertise to invest directly in both equity and debt infrastructure investments across different sectors, geographies, and investment risk profiles.

The Fund will focus its private investments primarily on investments in OECD countries and sectors in which Brookfield has an established operating presence — primarily the transport, renewable power & transition, utilities, midstream and data sectors. The Private Portfolio invests directly in individual investment opportunities sourced by Brookfield’s infrastructure platform that meet the Fund’s investment objectives. The majority of the Private Portfolio’s equity investments are expected to be operational, while the debt investments are expected to be performing loans. Development and greenfield projects will not be a key area of focus for the Fund; however, the Fund may selectively participate in projects where the Adviser believes there are appropriate risk mitigation features in place to reduce construction risk and provide a high degree of revenue certainty.

The Fund does not have set target allocations by investment type and geography, but each potential investment is considered within the context of broader portfolio construction to ensure diversification across sectors and geographies.

Investments in Public Securities

The Public Securities Portfolio primarily invests in public infrastructure debt securities, with the flexibility to invest in publicly traded infrastructure equities. The Public Securities Portfolio allows the Fund to offer monthly subscriptions and quarterly repurchases. The investment focus of the Public Securities Portfolio is capital preservation and the ability to provide short-term liquidity. Investment professionals at the Sub-Adviser are responsible for the day-to-day management of the Public Securities Portfolio, subject to the overall supervision of the Adviser.

The Public Securities Portfolio may invest in, among others, common, convertible and preferred shares, restricted or private securities, asset-backed securities (“ABS”) including ABS that are backed by interest in real estate or land, mortgage-backed securities (“MBS”) of any kind, interests in loans and/or whole loan pools of mortgages, mortgage real estate investment trusts (“mortgage REITs”), investment grade fixed income securities, high yield fixed income securities (“junk bonds”), collateralized loan obligations (“CLOs”), bank loans (including participations, assignments, senior loans, delayed funding loans and revolving credit facilities), open-end and closed-end investment companies, including exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), and securities issued and/or guaranteed by the United States Government, its agencies or instrumentalities or sponsored corporations. The Fund may invest in fixed income securities of any maturity. The Fund’s investments in MBS may include residential MBS (“RMBS”) or commercial MBS (“CMBS”).

The Public Securities Portfolio will not invest in Brookfield’s publicly traded affiliates or other publicly traded Brookfield entities.

Derivatives

Generally, derivatives are financial contracts whose value depends upon, or are derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, commodities, currencies or currency exchange rates and related indexes.

In the normal course of business, the Fund will be exposed to the effect of interest rate changes, price changes and currency fluctuations and may seek to limit these risks by following established risk management policies and procedures including the use of derivatives. To mitigate exposure to variability in interest rates, derivatives may be used primarily to fix the rate on debt based on floating-rate indices and manage the cost of borrowing obligations.

The Fund may use a variety of commonly used derivative products, including interest rate swaps, caps, collars, floors, options contracts, futures contracts, options (on securities, bonds, currencies, interest rates, indices or swaps) swaps (including interest rate, credit default, equity index and total return swaps) and other swap agreements for investment, hedging and risk management purposes. The Fund looks through the total return swap contracts and counts the underlying reference assets as investments for purposes of calculating the Incentive Fee. Subject to the

Fund’s 80% Policy, the Fund may invest without limitation in Treasury futures, Eurodollar futures, interest rate swaps, swaptions or similar instruments and combinations thereof. The Fund will use the market value, and not the notional value, of any derivatives used for purposes of the 80% Policy. See “Risks — Derivatives Risk.” We have a policy of entering into contracts with only major financial institutions based upon minimum credit ratings and other factors. We will periodically review the effectiveness of each hedging transaction.

The Fund will engage in derivative transactions only to the extent such transactions are consistent with the requirements of the Code for maintaining its qualification as a RIC for federal income tax purposes.

Rule 18f-4 under the 1940 Act regulates the use of derivatives, short sales, reverse repurchase agreements and certain other transactions for certain funds registered under the 1940 Act. Among other things, Rule 18f-4 requires funds that invest in derivative instruments beyond a specified limited amount to apply a value-at-risk (“VaR”) based limit to their use of certain derivative instruments and financing transactions and to adopt and implement a derivatives risk management program. Consequently, unless a fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, the fund is required to establish a comprehensive derivatives risk management program, comply with a VaR based leverage limit, appoint a derivatives risk manager and provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a fund qualifies as a limited derivatives user, Rule 18f-4 requires the fund to have policies and procedures to manage its aggregate derivatives risk, which may require the fund to alter, perhaps materially, its use of derivatives, short sales, and reverse repurchase agreements and similar financing transactions as part of its investment strategies. In connection with the adoption of Rule 18f-4, the SEC also eliminated the asset segregation framework for covering derivatives and certain financial instruments arising from SEC and staff guidance.

The Fund intends to limit its engagement in derivative transactions such that it will qualify as a “limited derivatives user” for purposes of Rule 18f-4 such that the Fund will be subject to substantially fewer substantive requirements under that rule than would be the case if it did not so qualify. However, there is no guarantee that the Fund will meet or continue to meet such qualifications, and, as a result, there is a risk that the Fund may become subject to more onerous requirements pursuant to Rule 18f-4 than currently intended.

Temporary Strategies

At times the Adviser may judge that conditions in the markets make pursuing the Fund’s primary investment strategy inconsistent with the best interests of stockholders. During temporary periods or in order to keep the Fund’s cash fully invested until the net proceeds of this offering of Shares can be invested in accordance with our primary investment strategies, the Fund may deviate from its investment policies and objectives. At such times the Adviser may, temporarily, use alternative strategies primarily designed to reduce fluctuations in the value of the Fund’s assets. If the Fund takes a temporary position, it may be unable to achieve its investment objectives. While the Fund would seek to continue to qualify as a RIC during such a period, there would be no guarantee that it will be able to do so.

In implementing these temporary strategies, the Fund may invest all or a portion of its assets in fixed income securities; traded infrastructure asset securities; U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the Treasury or by U.S. government agencies or instrumentalities; certificates of deposit issued against funds deposited in a bank or a savings and loan association; commercial paper; bankers’ acceptances; bank time deposits; shares of money market funds; securities issued or guaranteed by the federal government or any of its agencies, or any state or local government; repurchase agreements with respect to any of the foregoing; or any other securities or cash equivalents that the Adviser considers consistent with the strategy.

It is impossible to predict when, or for how long, the Fund will use these alternative strategies. There can be no assurance that such strategies will be successful.

Risk Factors [Table Text Block]

RISKS

Investing in the Shares involves a number of significant risks. Before you invest in the Shares, you should be aware of various risks, including those described below. The risks set out below are not the only risks the Fund will face. Additional risks and uncertainties not presently known to the Fund or not presently deemed material may also impair the Fund’s operations and performance. If any of the following events occur, the Fund’s business, financial condition, results of operations and cash flows could be materially and adversely affected. In such case, the Fund’s NAV could decline, and you may lose all or part of your investment. The risk factors described below are the principal risk factors associated with an investment in the Fund as well as those factors generally associated with an investment company with investment objective, investment policies, capital structure or trading markets similar to the Fund.

GENERAL

No Assurance of Investment Return.    The Adviser cannot provide assurance that it will be able to successfully implement the Fund’s investment strategy, or that Portfolio Investments will generate expected returns. Moreover, the Adviser cannot provide assurance that any stockholder will receive a return of its capital or any distribution from the Fund or be able to withdraw from the Fund within a specific period of time. Past performance of investment entities associated with Brookfield, the Adviser or its investment professionals is not necessarily indicative of future results or performance and there can be no assurance that the Fund will achieve comparable results. Accordingly, investors should draw no conclusions from the performance of any other investments of Brookfield or the Adviser, and should not expect to achieve similar results. An investment in the Fund involves a risk of partial or total loss of capital and should only be considered by potential investors with high tolerance for risk.

RISKS ASSOCIATED WITH MARKET CONDITIONS

General Economic Conditions.    Changes in general global, regional and/or United States economic and geopolitical conditions may affect the Fund’s activities. Interest rates, general levels of economic activity, the price of securities and participation by other investors in the financial markets may affect the market in which the Fund makes Portfolio Investments or the value and number of Portfolio Investments made by the Fund or considered for prospective investment. Material changes and fluctuations in the economic environment, particularly of the type experienced in the years following 2008 that caused significant dislocations, illiquidity and volatility in the wider global economy, also may affect the Fund’s ability to make Portfolio Investments and the value of Portfolio Investments held by the Fund or the Fund’s ability to dispose of Portfolio Investments. The short-term and the longer-term impact of these events are uncertain, but they could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity. Any economic downturn resulting from a recurrence of such marketplace events and/or continued volatility in the financial markets could adversely affect the financial resources of Portfolio Investments. Portfolio Investments can be expected to be sensitive to the performance of the overall economy. Moreover, a serious pandemic, natural disaster, armed conflict, threats of terrorism, terrorist attacks and the impact of military or other action could severely disrupt global, national and/or regional economies. A resulting negative impact on economic fundamentals and consumer and business confidence may negatively impact market value, increase market volatility and reduce liquidity, all of which could have an adverse effect on the performance of Portfolio Investments, the Fund’s returns and the Fund’s ability to make and/or dispose of Portfolio Investments. No assurance can be given as to the effect of these events on the Portfolio Investments or the Fund’s investment objectives. See also “Infectious Illness Risk” below.

Highly Competitive Market for Investment Opportunities.    The success of the Fund depends, in large part, on the availability of a sufficient number of investment opportunities that fall within the Fund’s investment objectives and the ability of the Adviser to identify, negotiate, close, manage and exit those investment opportunities. The activity of identifying, completing and realizing attractive investments is highly competitive and involves a high degree of uncertainty, especially with respect to timing. There can be no assurance that the Adviser will be able to locate and complete Portfolio Investments which enable the Fund to invest its capital in opportunities that satisfy the Fund’s investment objectives or realize the value of these Portfolio Investments, nor can there be any assurance that the Fund will be able to make Portfolio Investments on favorable terms and conditions. Failures in identifying or consummating Portfolio Investments on satisfactory or favorable terms could reduce the number of Portfolio Investments that are completed, reduce the Fund’s returns, and slow the Fund’s growth.

The Fund will compete for the right to make Portfolio Investments with an ever-increasing number of other parties, including other consortia and companies, other private investment funds as well as individuals, financial institutions and other institutions, some of which may have greater resources than the Fund. As a result of such competition, the Fund may have difficulty in making certain Portfolio Investments or, alternatively, the Fund may be required to make Portfolio Investments on economic terms less favorable than anticipated. If the Fund fails to make new Portfolio Investments or makes Portfolio Investments on less favorable terms, the Fund’s financial condition and results of operations could be materially and adversely affected.

Portfolio Investments may also face competition from other infrastructure assets in the vicinity of the assets they operate (including those owned by Brookfield and other Brookfield vehicles), the presence of which depends in part on government plans and policies. Such competition may materially and adversely affect the Fund’s business, financial conditions and results of operations.

Hedging Transactions.    The Fund or a Portfolio Company may utilize financial instruments such as forward contracts, options, warrants, swaps (including credit default swaps and total return swaps), caps, collars, floors and other derivatives to seek to hedge against fluctuations in the relative values of their assets as a result of changes in currency exchange rates, market interest rates and public security prices. While these transactions may reduce certain risks, the transactions themselves entail certain other risks. Hedging against a decline in the value of a Portfolio Investment does not eliminate fluctuations in the value of such Portfolio Investment or prevent losses if the value of such Portfolio Investment declines, but instead establishes other positions designed to gain from those same developments, thus offsetting the decline in such Portfolio Investment’s value. These types of hedge transactions also limit the opportunity for gain if the value of such Portfolio Investment should increase.

The success of hedging transactions will be subject to the ability to correctly predict movements in and the direction of, currency exchange rates, interest rates, commodity prices and public security prices. Therefore, while the Fund or a Portfolio Company may enter into hedging transactions to seek to reduce these risks, unanticipated changes in currency exchange rates, interest rates, commodity prices or public security prices that do not occur within a given timeframe may result in a poorer overall performance for the Fund than if it had not engaged in any hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements of the Portfolio Investments being hedged may vary. Moreover, for a variety of reasons, the Fund or a Portfolio Company may not have established a perfect correlation between hedging instruments and the Portfolio Investments being hedged. This imperfect correlation may prevent the Fund, or a Portfolio Company, as applicable, from achieving the intended hedge or expose it to risk of loss.

In addition, there is no limit on the exposure that may be incurred to any single counterparty with over- the-counter derivative instruments, exchange listed securities, options, repurchase agreements or other similar transactions and, as a result, if any such counterparty becomes unable to pay amounts due on such instruments or transactions, the financial losses to the Fund would be greater than if such limits were imposed.

Furthermore, the creditworthiness of a counterparty to any hedging transaction entered into by the Fund may change over time and, while such counterparty may have been creditworthy at the time such transaction was entered into, there is no guarantee such counterparty will remain creditworthy throughout the duration of the Fund or that such counterparty will be able to perform its obligations under, or pay amounts due on, such hedging transactions. This risk is also subject to, and heightened by, commodity price fluctuations.

Moreover, the U.S. Commodity Futures Trading Commission (the “CFTC”) and other federal and global financial regulators have adopted margin requirements for uncleared derivatives which may present significant challenges and additional risks for the Fund, including increased costs, reduced access to dealer counterparties, potential decreases in market liquidity and other unforeseen consequences. These requirements also may result in the Fund being unable to adequately hedge its Portfolio Investments, which may have an adverse impact on the performance of the Fund. It is likely that the Fund will leave unhedged certain currency exchange rates, interest rates, commodity prices and public security prices and in any such case, the Fund will be exposed to risk that such fluctuation of prices thereof will decline during the term of the Portfolio Investments such that the results of such Portfolio Investments will be worse in United States dollar terms than the results based upon the local currency. It is also possible that the Fund could be overhedged and that could also result in a decline in value during the term of the Portfolio Investment.

Commodity Price Risk.    Infrastructure Investments may be subject to commodity price risk, including the price of electricity and the price of fuel. The operation and cash flows of Infrastructure Investments may depend, in some cases to a significant extent, upon prevailing market prices for energy commodities. Historically, the markets for oil, gas, coal and power have been volatile. This volatility is likely to continue in the future. Market prices of these energy commodities may fluctuate materially depending on a variety of factors beyond the control of the Adviser or the Fund, including weather conditions and foreign and domestic supply. See “Unforeseen Events Risk” below.

Inflation and Interest Rate Risk.    Inflation could directly, materially and adversely affect the Portfolio Investments. If an Infrastructure Investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be materially and adversely affected. Portfolio Investments may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the company will earn more revenue, but will incur higher expenses; if inflation declines, the company may not be able to reduce expenses in line with any resulting reduction in revenue. Many infrastructure businesses seek to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate. While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash available for distribution to investors. In addition, the market value of Infrastructure Investments may decline in times of higher inflation rates given that the most commonly used methodologies for valuing Portfolio Investments (e.g., discounted cash flow analysis) are sensitive to rising inflation and real interest rates. Finally, wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of Infrastructure Investments. Accordingly, changes in the rate of inflation may affect the forecasted or actual profitability of a Portfolio Company.

Certain countries’ economies, including in particular many emerging markets, have experienced extremely high rates of inflation for extended periods of time. Inflation has, and may continue to have, negative effects on the economies of certain of these countries. For example, the risks associated with transactions using local currencies are significantly greater in hyper-inflationary economies than in other less inflationary markets.

Refinancing Risk.    Although the Adviser or an affiliate thereof may seek to refinance Portfolio Investments during the Fund’s period of ownership, there is no guarantee that the Adviser or an affiliate thereof will be able to achieve this for any particular Portfolio Investment and the failure to do so may impair the value of the Portfolio Investment.

Regional Risk; Interdependence of Markets.    Economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could result in problems in one country adversely affecting regional and even global economic conditions and markets. The market and the economy of a particular country in which the Fund invests is influenced by economic and market conditions in other countries in the same region or elsewhere in the world. Similarly, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets. A repeat of either of these crises or the occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.

Trade Policy.    Political leaders in the U.S. and certain European nations have been elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S. including from China, Canada and Mexico. There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies could further increase costs, decrease margins, reduce the competitiveness of products and services offered by Portfolio Investments and adversely affect the revenues and profitability of companies and Portfolio Investments whose businesses rely on goods imported from outside of the United States.

Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. In particular, the ongoing trade dispute between the U.S. and China is expected to be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or causing other adverse effects on international markets, international trade agreements and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise). This dispute has already had negative economic consequences on U.S. markets, and there could be additional significant impacts on the industries in which the Fund participates and other adverse impacts on the Fund’s investments.

Infectious Illness Risk.    A widespread outbreak of an infectious illness may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

RISKS ASSOCIATED WITH THE FUND’S PORTFOLIO INVESTMENTS

Risks Associated with Investments in Infrastructure Securities.    The Portfolio Investments will be subject to the risks incidental to the ownership and operation of infrastructure projects, including risks associated with the general economic climate, geographic or market concentration, the ability of the Fund to manage the Portfolio Investment, government regulations and fluctuations in interest rates. Since investments in infrastructure securities, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in occasional or permanent reductions in the value of the Portfolio Investments. Such specific market conditions could include, but are not limited to, the following: (i) demand for commodities, such as natural gas or minerals; (ii) impact of alternative technologies on our business and cyber security attacks; (iii) ability to successfully identify, complete and integrate acquisitions; (iv) competition with other market participants; (v) construction or expansion or projects, environmental damage and future capital expenditures; (vi) economic regulation and adverse regulatory decisions in the countries we operate, including nationalization or the imposition of new taxes; (vii) supply chain disruptions; and (viii) adverse claims or governmental rights or governmental rights asserted against the lands used for our infrastructure assets.

Equity Securities.    The Fund intends to invest in common and preferred stock and other equity and equity-linked securities, including both public and private equity securities. Equity securities generally involve a high degree of risk and will be subordinate to the debt securities and other indebtedness of the issuers of such equity securities. Prices of equity securities generally fluctuate more than prices of debt securities and are more likely to be affected by poor economic or market conditions. In some cases, the issuers of such equity securities may be highly leveraged or subject to other risks such as limited product lines, markets or financial resources. In addition, actual and perceived accounting irregularities may cause dramatic price declines in the equity securities of companies reporting such irregularities or that are rumored to be subject to accounting irregularities. The Fund may experience a substantial or complete loss on individual equity securities.

Debt Portfolio Investments.    The Fund is permitted to invest in loans and debt securities, including higher yielding (and, therefore, higher risk) debt securities and credit-related instruments. Such debt may be secured or unsecured and may be structurally or contractually subordinated to substantial amounts of senior indebtedness. In the event of bankruptcy or liquidation of a borrower or issuer of such securities, there may not be enough proceeds to repay the holders of such indebtedness following repayment to the holders of senior indebtedness. Moreover, such debt Portfolio Investments may not be protected by financial covenants or limitations upon additional indebtedness and there is no minimum credit rating for such debt Portfolio Investments. In certain cases, such debt may be rated below “investment grade” or may be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. Other factors may materially and adversely affect the market price and yield of such debt Portfolio Investments, including investor demand, changes in the financial condition of the applicable Portfolio Company, government fiscal policy and domestic or worldwide economic conditions. A borrower or issuer may face significant ongoing uncertainties and exposure to adverse conditions that may undermine its ability to make timely payment of interest and principal. The market values of certain of these debt securities may reflect individual corporate developments. It is likely that a major economic recession could have a materially adverse impact on the value of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these debt securities. In addition, the secondary market on which such debt instruments are traded may be less liquid than the market for investment-grade securities, meaning such debt instruments are subject to greater liquidity risk than investment-grade securities, and it may be more difficult to hedge against the risks associated with such debt instruments. Such instruments are regarded as predominantly speculative with respect to a borrower’s or issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Analysis of the creditworthiness of issuers of below investment-grade and unrated debt instruments may be more complex than for issuers of higher-quality debt obligations. In this regard, the Fund’s success in achieving its investment strategies in respect of debt Portfolio Investments may therefore depend more heavily on the Adviser’s credit analysis than if the Fund invested primarily in higher-quality and rated securities.

Distressed Investments.    The Fund may invest in securities of Portfolio Investments that are in weak financial condition, experiencing poor operating results, having substantial financial needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings, as applicable. Portfolio Investments of this type involve substantial financial business risks that can result in substantial or total losses.

Portfolio Investments or prospective portfolio companies may be or may become involved in bankruptcy proceedings as may parent organizations of Portfolio Investments or prospective portfolio companies that are within distressed industries or subject to distressed situations. Bankruptcy or other insolvency proceedings are highly complex and may result in unpredictable outcomes. The bankruptcy courts have extensive power and, under some circumstances, may alter contractual obligations of a bankrupt company. Stockholders, creditors and other interested parties are all entitled to participate in bankruptcy proceedings to attempt to influence the outcome for their own benefit. A variety of factors may affect the bargaining position of holders of distressed Portfolio Investments and may accordingly affect the outcome. The time required to conclude a bankruptcy case is unpredictable, and may have a material impact on the value of a distressed Portfolio Investment. It also frequently is a critical variable in determining the rate of return on a distressed Portfolio Investment.

Distressed Portfolio Investments require active monitoring and may, at times, require participation in business strategy or reorganization proceedings by the Adviser. To the extent that the Adviser becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. In addition, involvement by the Adviser in an issuer’s reorganization proceedings (or by having representatives on a creditor’s committee or on its board of directors) could result in the imposition of restrictions limiting the Fund’s ability to liquidate its position in the issuer.

The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of a Portfolio Company’s assets or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a Portfolio Company in which the Fund invests, the Fund may lose its entire Portfolio Investment, may be required to accept cash or securities with a value less than the Fund’s original Portfolio Investment, and/or may be required to accept payment over an extended period of time.

Credit Risk.    One of the fundamental risks associated with investments in debt investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s returns would be adversely impacted if a Portfolio Company becomes unable to make such payments when due. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations, which are rated by rating agencies, are often reviewed and may be subject to downgrade. “Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate debt securities) and directly (especially in the case of debt instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules. In addition, interest rate increases generally will increase the interest carrying costs to the Fund of borrowed securities and leveraged Portfolio Investments.

Regulatory and Legal Risks.    Many, if not all, of the Portfolio Investments will be in entities or assets that are subject to substantial regulation by governmental agencies. In addition, their operations may often rely on governmental licenses, concessions, leases or contracts that are generally very complex and may result in disputes over interpretation or enforceability. If any Portfolio Investments fail to comply with these regulations or contractual obligations, they could be subject to monetary penalties or they may lose their rights to operate the underlying Infrastructure Investments or both. Where their ability to operate an Infrastructure Investment is subject to a concession or lease from the government, the concession or lease may restrict their ability to operate the asset in a way that maximizes cash flows and profitability. The lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the lease or concession may enable the government to terminate the lease or concession in certain circumstances (such as a default by the Portfolio Company) without requiring it to pay adequate compensation. In addition, governments also may have the discretion to change (including by reducing rates or allowed rates of return) or increase regulation of the operations of the Portfolio Investments or to implement laws, regulations or policies affecting their operations, separate from any contractual rights that the governments may have. Such new laws, regulations or policies may require the Fund to restructure a Portfolio Company or obtain additional licenses or approvals, which such restructuring, licenses or approvals may be costly and cause delays in acquiring, disposing of or implementing change at such Portfolio Company. Governments have considerable discretion in implementing regulations and policies that could impact these Portfolio Investments and may be influenced by political considerations and make decisions that materially and adversely affect such Portfolio Investments and their operations.

Market Abuse.    Any fraud, price manipulation, market abuse, or improper influence in markets in which the Fund directly or indirectly invests may have a material adverse effect on the Fund. There can be no assurance that any form of regulation or any market constraints would prevent fraud, price manipulation, market abuse, or improper influence in the future. Moreover, there can be no assurance that any redress would be available to, or would be practical for, the Fund to pursue with respect to any particular fraud, price manipulation, market abuse, or improper influence.

Public Infrastructure Risks.    Portfolio Investments may control assets that constitute significant strategic value to public or governmental bodies. Such assets may have a national or regional profile and may have monopolistic or oligopolistic characteristics. The very nature of these assets could create additional risks not common in other industries. Given the national or regional profile and/or irreplaceable nature of certain strategic assets, such assets may constitute a higher risk target for terrorist acts or political actions, such as expropriation, which may negatively affect the operations, revenue, profitability or contractual relationships of Portfolio Investments. For example, in response to public pressure and/or lobbying efforts by specific interest groups, government entities may put pressure on Portfolio Investments to reduce toll rates, limit or abandon planned rate increases and/or exempt certain classes of users from tolls. Given the essential nature of such services provided by certain public infrastructure, there is also a higher probability that if an owner of such assets fails to make such services available, users of such services may incur significant damage and may be unable to replace the supply or mitigate any such damage, thereby heightening the risks of third-party claims. These assets are also impacted by the interests of local communities and stakeholders, which may affect the operation of such assets. Certain of these communities may have or develop interests or objectives which are different from, or even in conflict with, the owners of such assets.

Environmental Risks.    The operation of Infrastructure Investments is subject to numerous statutes, rules and regulations relating to environmental protection. There is the possibility of existing or future environmental contamination, including soil and groundwater contamination, as a result of the spillage of hazardous materials or other pollutants.

Under various environmental statutes, rules and regulations of the appropriate jurisdiction, a current or previous owner or operator of real property may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. These laws often impose liability whether or not the owner or operator knew of or was responsible for, the presence of hazardous materials. Environmental statutes, rules and regulations can also change or a condition at a Portfolio Company can change and lead to liabilities or obligations that did not exist or were not foreseen at the time of the Portfolio Investment. The presence of hazardous materials on a property could also result in personal injury, property damage or similar claims by private parties.

Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of those materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person. Any liability of Portfolio Investments resulting from non-compliance or other claims relating to environmental matters or any costs related to coming into compliance could have a material adverse effect on the value of the Portfolio Investments.

Unforeseen Events Risk.    The use of infrastructure assets may be interrupted or otherwise affected by a variety of events outside the Adviser’s control, including serious traffic accidents, natural disasters (such as fire, floods, earthquakes and typhoons), man-made disasters (including terrorism), defective design and construction, slope failure, bridge and tunnel collapse, road subsidence, toll rates, fuel prices, environmental legislation or regulation, general economic conditions, labor disputes and other unforeseen circumstances and incidents. Certain of these events have affected toll roads, bridges, tunnels and other infrastructure assets in the past and if the use of the Infrastructure Investments operated by Portfolio Investments is interrupted in whole or in part for any period as a result of any such events, the revenues of such Portfolio Investments could be reduced, the costs of maintenance or restoration could be increased and the overall public confidence in such Infrastructure Investments could be reduced. There can be no assurance that such Portfolio Investments’ insurance would cover liabilities resulting from claims relating to the design, construction, maintenance or operation of the toll roads, bridges, tunnels, dams or other Infrastructure Investments, lost toll revenues or increased expenses resulting from such damage.

Transport Risk.    The success of transportation companies are subject to a number of factors such as exposure to contracted assets, risks in connection with re-contracting, and merchant exposure where a portion of revenues are not contracted and may otherwise be subject to fluctuation. Moreover, transportation companies are subject to a number of additional risks, including increased competition in the transport sector, increased costs, and changes to existing concessions agreements.

Toll Rates Risk.    The Fund may invest in Portfolio Investments that derive substantially all of their revenues from collecting tolls from users of roads, tunnels, bridges, rail networks, airports, ferries or seaports. Users of the toll roads, tunnels, bridges, rail networks, airports, ferries or seaports operated by Portfolio Investments may react negatively to any adjustments to the applicable toll rates or public pressure may cause relevant government authorities to challenge the toll rates. Users may react adversely to toll rates, for example, by avoiding tolls or refusing to pay tolls, resulting in lower traffic volumes and reduced toll revenues. In addition, adverse public opinion or lobbying efforts by specific interest groups, could result in governmental pressure on Portfolio Investments to reduce their toll rates or to forego planned rate increases. The Adviser cannot guarantee that government bodies with which Portfolio Investments have concession agreements will not try to exempt certain vehicle types from tolls or negotiate lower toll rates. If public pressure or government action forces Portfolio Investments to restrict their toll rate increases or reduce their toll rates and they are not able to secure adequate compensation to restore the economic balance of the relevant concession agreement, the Fund’s business, financial condition and results of operations could be materially and adversely affected.

Renewable Power Risk.    Renewable power companies are dependent upon factors such as available water flows, wind conditions, weather conditions and technological primacy generally that may significantly impact the performance of such companies and assets. Hydrology, wind and weather conditions generally have natural variations from season to season and from year to year and may also change permanently because of climate change or other factors. A natural disaster could impact water flows and water rights are generally owned or controlled by governments that reserve the right to control water levels or may impose water-use requirements as a condition of license renewal. Wind energy is highly dependent on weather conditions and, in particular, on wind conditions. Moreover, technology use generally by renewable power companies is accompanied by the attendant costs of maintaining such technology while in use and subject to increased risks of obsolescence associated with emerging and disruptive new technologies. Furthermore, these risks may be exacerbated where assets are not winterized or otherwise built with technologies that enable the asset to withstand extreme weather conditions.

Utility and Midstream Risk.    Risks that are intrinsic to the utility and midstream infrastructure sectors include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, exposure to health, safety and security risks, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of utility and power generation facilities. There are substantial differences among the regulatory practices and policies of various jurisdictions and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility or midstream infrastructure company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities or midstream infrastructure enterprises to obtain adequate relief. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility. Changes in environmental conditions, such as hydrology and wind, could materially adversely affect the volume of electricity generated at electric generating stations, which could materially impact revenue and cash flow. Environmental conditions have natural variations from season to season and from year to year and may also change permanently because of climate change or other factors outside of Brookfield’s control.

The ownership, construction, operation and transition of new or existing utility and midstream infrastructure companies carry an inherent risk of liability related to health, safety, security and the environment, including the risk of potential civil liability or of government imposed orders to remedy unsafe conditions and/or to remediate or otherwise address environmental contamination or damage. Portfolio Investments could also be exposed to potential penalties for contravention of health, safety, security and environmental laws. In the ordinary course of business, owners of utility and midstream infrastructure companies incur capital and operating expenditures to comply with health, safety, security and environmental laws to obtain licenses, permits and other approvals and to assess and manage related risks. The cost of compliance with these laws (and any future laws or amendments enacted) may increase over time and result in additional material expenditures. Portfolio Investments may become subject to government orders, investigations, inquires and other proceedings (including civil claims) relating to health, safety, security and environmental matters as a result of which such Portfolio Investment’s operations may be limited or suspended. The occurrence of any of these events and any changes, additions to or more rigorous enforcement of health, safety, security and environmental laws could have a material and adverse impact on a Portfolio Investment’s operations and result in additional material expenditures. Additional environmental, health and safety issues relating to presently known or unknown matters may require unanticipated expenditures, or result in fines, penalties or other consequences (including changes to operations) that may be material and adverse to the Portfolio Investments. Furthermore, in the ordinary course of business utility and midstream infrastructure companies are involved in various legal actions that could expose such companies to liability for damages. The outcome with respect to outstanding, pending or future actions cannot be predicted with certainty and may be adverse to the Portfolio Investments and as a result could have a material adverse effect on such Portfolio Investment’s assets, liabilities, business, financial condition, results of operations and cash flow. Such Portfolio Investments are subject to governmental or regulatory investigations from time to time. Governmental and regulatory investigations, regardless of their outcome, are generally costly, divert management attention and have the potential to damage the Fund and Brookfield’s reputation. There has been increasing global focus on the implementation and enforcement of anti-bribery and anti-corruption legislation by various governmental agencies, including the SEC and the Department of Justice in the United States The unfavorable resolution of any governmental or regulatory investigation could result in criminal liability, fines, penalties and other monetary or non-monetary remedies and could materially affect the Portfolio Investments or such Portfolio Investment’s operations.

The following are examples of risks associated with certain industries within the utilities and midstream sectors.

•        Electric.    The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates declined, many utilities refinanced high cost debt and in doing so improved their fixed charges coverage. Regulators, however, lowered allowed rates of return as interest rates declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs. The introduction of competition into the industry as a result of deregulation has at times resulted in lower revenue, lower credit ratings, increased default risk and lower electric utility security prices. Such increased competition may also cause long-term contracts, which electric utilities previously entered into to buy power, to become “stranded assets” which have no economic value. Any loss associated with such contracts must be absorbed by ratepayers and investors. In addition, some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet. There is no assurance that current deregulation proposals will be adopted. However, deregulation in any form could significantly impact the electric utilities industry.

•        Gas.    Gas transmission companies and gas distribution companies are undergoing significant changes. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. Gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In certain jurisdictions, acquisitions and dispositions in this industry might require regulatory approvals and be subject to significant regulatory requirements. Obtaining any such approvals and complying with any such regulatory requirements may be costly and/or time-consuming to obtain. For example, in the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission (“FERC”), so certain of the Fund’s acquisitions and dispositions may be subject to FERC approval under the U.S. Federal Power Act, as amended.

•        Water.    Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth. Water supply utilities are subject to the risk of existing or future environmental contamination, including, among others, soil and groundwater contamination as well as the delivery of contaminated water, as a result of the spillage of hazardous materials or other pollutants. Water supply utilities are also subject to the risk of increased costs, which may result from a number of factors, including fluctuations in water availability or costs associated with desalination.

Data Risk.    There are a number of risks that are intrinsic to the data sector. For example, as there is a limited number of potential customers in this sector, the loss of one customer could materially decrease revenues and have an adverse impact on growth opportunities. In this regard, consolidation among technology customers may result in decreased need for multiple networks or data centers or a customer may decide to no longer outsource certain types of data infrastructure or otherwise change its business model, in each case, which would have a material and adverse effect on growth and revenues of companies in the data sector. Also, the emergence of new or improved technologies could result in the demand for existing tower space, data centers and/or fibers and thus reduce demand for new tower, data center and/or fiber leasing. In addition, increased competition in the data sector may result in fewer opportunities and higher prices for acquisitions as well as put pressure on leasing rates for new and renewing customer tower, data center and/or fiber leases. There can be no assurances that leases with current customers will not be terminated or that they will be renewed or re-let on a timely basis or at favorable net effective leasing rates.

The data sector is generally subject to United States federal, state, local and non-U.S. regulation. Local zoning authorities and community organizations are often opposed to construction in their communities and these regulations can delay, prevent or increase the cost of new tower, data center and/or system distribution construction and modifications. Existing regulatory policies may materially and adversely affect the associated timing or cost of such projects and additional regulations may be adopted which increase delays or result in additional costs, or that prevent proposed projects in certain locations. See “Regulatory and Legal Risks” above.

Furthermore, if radio frequency emissions from wireless handsets or equipment on towers are demonstrated to cause negative health effects, potential future claims could adversely affect operations, costs and revenues.

Development and Construction Risk.    The Fund may invest in projects that involve significant construction or development, such as greenfield development, and therefore there is a risk that such projects will not be completed within budget, within the agreed timeframe or to the agreed specification (e.g., due to an inability to obtain required permits or project financing or as a result of delays following engagement with local stakeholders), which may result in significant delays, increased costs or delays in the commencement of cash flow generation. Such unexpected delays or costs may result in increased debt service costs and the inability of project owners to meet the higher interest and principal repayments arising from the additional debt requirement. In addition, there could be insufficient funds to complete construction. Delays in project completion may also affect the scheduled cash flow necessary to cover the debt service costs and operation and maintenance expenses. These risks may be mitigated by provisions in construction contracts for payment of liquidated damages by the construction contractors. However, the Fund may not benefit from such provisions and may be exposed to any losses not covered by such provisions or to the financial failure of the contractors. In the event a development project is unsuccessful, expenses incurred in connection with such development project, including those related to development services provided by Brookfield or an affiliate thereof, may be borne by the Fund despite that such development project did not proceed. As a result, with respect to Portfolio Investments by the Fund in projects involving significant construction or development, any one of the foregoing may undermine a Portfolio Company’s operations and, consequently, the Fund’s ability to achieve its objectives which would have contemplated successful execution of such construction and/or development.

Demand and Usage Risk.    Although the Fund expects to target assets with low demand, usage and throughput risk, residual demand, usage and throughput risk can affect the performance of Portfolio Investments. To the extent that the Adviser’s assumptions regarding the demand, usage and throughput of assets prove incorrect, returns to the Fund could be materially and adversely affected.

Loss of Customers.    Companies or assets within certain infrastructure sectors often derive a significant portion of their revenue from a small number of customers, and the loss, consolidation or bankruptcy or insolvency of any of such customers may materially decrease revenues and have an adverse impact on growth opportunities of such companies or assets and within such sectors.

Operational Risk.    The long-term profitability of the assets in which the Fund invests will be dependent upon the efficient operation, maintenance and high availability of such assets. Inefficient operations, maintenance and low availability may reduce returns to stockholders. Operations are also subject to the risk of equipment failure due to wear and tear, latent defect, design error, operator error, or early obsolescence, among other things, which could have a material adverse effect on the assets, liabilities, business, financial condition, results of operations and cash flow of Portfolio Investments.

New and Disruptive Technologies.    The Fund may invest in Portfolio Investments that make use of older, sustaining or little to no technology, in which case, the value of any such Portfolio Company could be adversely impacted by competitors developing and/or utilizing new, disruptive technologies. Further, competitors may implement such disruptive technologies over a period of time during which the market, including Brookfield, is not aware of, or has access to, such developments. As a result, while Brookfield may seek to assist a Portfolio Company with making technological improvements, any such Portfolio Company that does not utilize certain technologies for any reason may be at a competitive disadvantage and, as a result, the lack thereof of the adoption of such technologies may have a material adverse effect on the Portfolio Company or may even lead to an entire asset class becoming obsolete. The Fund may also invest in Portfolio Investments that use newly developed, less proven technologies. There is no guarantee that such new technologies will perform as anticipated, especially in a field of rapidly changing technologies. The failure of a technology to perform as anticipated or its obsolescence, due to the development and utilization of new and disruptive technologies or otherwise, may materially and adversely affect the performance of certain Portfolio Investments that invest in or use such technologies and certain Portfolio Investments that do not benefit from such technologies.

Reliance on Portfolio Company Management.    With respect to management at the Portfolio Company level, many Portfolio Investments rely on the services of one or a limited number of key individuals, the loss of any one of whom could significantly adversely affect the Portfolio Company’s performance; the loss of one or more key individuals is further exacerbated in industries, sectors and fields where technologies and the expertise to understand and develop such technologies is highly specialized, which is expected to be the case with respect to certain Portfolio Investments made by the Fund. There can be no assurance that the existing management team of a Portfolio Company, or any new team, will be able to successfully operate such Portfolio Company or will meet the Fund’s expectations. Although the Adviser expects to monitor Portfolio Company management, management of each Portfolio Company will have day-to-day responsibility with respect to the business of such Portfolio Company. In addition, certain Portfolio Investments may operate in highly regulated environments, and the Fund will likely rely on the management teams to manage their activities in a manner consistent with applicable laws and regulations (including the U.S. Foreign Corrupt Practices Act and other anti-corruption, anti-bribery and anti-boycott laws, regulations and orders) and in a manner which will permit such Portfolio Company to maintain a quality reputation. If a Portfolio Company acts inconsistently with applicable laws and regulations or takes actions that cause such Portfolio Company disrepute, such actions may adversely affect the Fund, as an investor in the Portfolio Company, and may damage the Fund’s reputation, which may adversely impact the Fund’s ability to complete other Portfolio Investments and the Fund’s ability to realize its investment objective.

Labor Relations.    Certain Portfolio Investments may have unionized work forces or employees who are covered by a collective bargaining agreement, which could subject any such Portfolio Company’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, a Portfolio Company’s operations and profitability could suffer if it experiences labor relations problems. Upon the expiration of any Portfolio Company’s collective bargaining agreements, it may be unable to negotiate new collective bargaining agreements on terms favorable to it, and its business operations at one or more of its facilities may be interrupted as a result of labor disputes or difficulties and delays in the process of renegotiating its collective bargaining agreements. A work stoppage at one or more of a Portfolio Company’s facilities could have a material adverse effect on its business, results of operations and financial condition. Any such problems additionally may adversely affect the Fund’s ability to implement its investment objectives.

Impact of Natural or Man-Made Disasters; Disease Epidemics.    Certain regions are at risk of being affected by natural disasters or catastrophic natural events. Considering that the development of infrastructure, disaster management planning agencies, disaster response and relief sources, organized public funding for natural emergencies, and natural disaster early warning technology may be immature and unbalanced in certain countries, the natural disaster toll on an individual Portfolio Company or the broader local economic market may be significant. Prolonged periods may pass before essential communications, electricity and other power sources are restored and operations of the Portfolio Company can be resumed. Portfolio Investments could also be at risk in the event of such a disaster. The magnitude of future economic repercussions of natural disasters may also be unknown, may delay the Fund’s ability to invest in certain companies, and may ultimately prevent any such Portfolio Investment entirely. Portfolio Investments may also be negatively affected by man-made disasters. Publicity of man-made disasters may have a significant negative impact on overall consumer confidence, which in turn may materially and adversely affect the performance of Portfolio Investments, whether or not such Portfolio Investments are involved in such man-made disaster.

In addition, certain illnesses spread rapidly and have the potential to significantly adversely affect the global economy. Any epidemic or other outbreak of an infectious disease may result in the closure or suspension of certain businesses, and could also result in (a) the lack of availability or price volatility of raw materials or component parts necessary to a Portfolio Company’s business, (b) disruption of regional or global trade markets and/or the availability of capital or leverage, (c) trade restrictions which impact a Portfolio Company’s business and/or (d) a general economic decline and/or decline in the market applicable to any Portfolio Company, and have an adverse impact on the Fund’s value, Portfolio Investments, or the Fund’s ability to source new Portfolio Investments. This type of market disruption may also make it difficult to obtain a credit facility or to finance particular Portfolio Investments.

Climate Change.    Ongoing changes to the climatic conditions in which the Fund operates and invests may have an adverse impact on the Fund and its Portfolio Investments. While the precise future effects of climate change are unknown, it is possible that changes in weather patterns or extreme weather (such as floods, hurricanes and other storms) could, among other adverse impacts, damage the Portfolio Investments. These changes, in addition to changes affecting precipitation levels, hydrology, annual sunshine and/or wind levels could also influence power generation levels. Reductions in precipitation levels, wind or sunlight could cause material and adverse impacts on the Portfolio Investments. If such reductions are significant, certain Portfolio Investments may be rendered inoperable. Significant increases in precipitation levels or wind could cause damage to the Portfolio Investments and create periods in which the Portfolio Investments are inoperable. The adverse effects of climate change and related regulation at provincial or state, federal and international levels could have a material adverse effect on the business, financial position, results of operations or cash flows of the Fund and the Portfolio Investments. Notwithstanding that the Fund will make Portfolio Investments involved in mitigating the effects of climate change, any of the foregoing could adversely affect the value of the Portfolio Investments and the performance of the Fund.

The Fund may be making Portfolio Investments that are heavily involved in alleviating the effects of climate change. The business success of any such Portfolio Company may be inextricably tied to its ability to mitigate the effects of climate change, which may be challenging or unattainable.

Conversely, certain Portfolio Investments may, at the time of the Fund’s Portfolio Investment, and thereafter (including during the Fund’s hold period), be considered “high risk” in terms of their impact on their communities and the environment, and may be actively creating negative externalities on their local and global climates. Such “high risk” businesses may be subject to increased regulatory scrutiny and government disincentives, each of which may change unpredictably, which therefore may decrease the value of such Portfolio Company.

Business Transformation.    The Fund may make investments that seek to help transition businesses, primarily within the utility, energy, industrial and technology sectors, towards net-zero business models. There can be no guarantee that any of these investments will be successful in such endeavor. As a result, such Portfolio Companies may not be able to achieve their impact objectives. Additionally, should such Portfolio Companies achieve their transformation objectives, there can be no assurance that such transformation from an impact perspective will necessarily result in increased financial returns for the Fund. Any such investment may pursue a business transformation toward a lower carbon business model at considerable time and financial expense, which may, for a period of time (or indefinitely) result in financial losses, including due to the loss of revenue streams or business contracts. In the same vein, investments by the Fund in its Portfolio Companies are expected to be particularly spread out over time, given that a significant part of the Fund’s capital is expected to be used for purposes of development and capital expenditures. Given that the Fund may be contractually obligated to continue to provide funding for a Portfolio Company, irrespective of market movements, changing regulatory environments, and fluctuations in the price of commodities, among other emerging risks, such risks may have a greater impact on the Fund than otherwise would be expected for investment funds with other investment strategies. The Fund’s returns may be adversely impacted as a result.

Control Position.    The Fund and its affiliates will generally seek investment opportunities that allow them to have significant influence on the management, operations and strategic direction of the Portfolio Investments in which it invests. The exercise of control and/or significant influence over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management and other types of liability in which the limited liability characteristic of business operations may generally be ignored. The exercise of control and/or significant influence over a Portfolio Company could expose the assets of the Fund to claims by such Portfolio Company, its security holders and its creditors. While the Adviser intends to manage the Fund in a way that will minimize exposure to these risks, the possibility of successful claims cannot be precluded.

In addition, a previous United States court decision has increased the likelihood that the Fund could be jointly and severally liable with its Portfolio Investments for the Portfolio Investments’ defined benefit pension liabilities. Under ERISA (as defined below), a trade or business that owns at least 80% of another entity may be jointly and severally liable for that other entity’s unfunded pension liabilities if the plan terminates or if the employer withdraws from contributing to the plan. A previous United States Federal appeals court decision has held that a private equity fund is a “trade or business” for these purposes. In acquiring Portfolio Investments with unfunded pension liabilities, both the risk of this liability being incurred as well as risk mitigation strategies will be evaluated and, in appropriate instances, this risk may cause the Fund to not pursue an otherwise attractive investment opportunity or to limit its ownership percentage to below the 80% threshold. If the Fund does acquire Portfolio Investments with unfunded pension liabilities and does not limit its ownership percentage to below the 80% threshold, it may face certain liabilities related to the above.

Board Participation.    The Fund or an affiliate will generally seek control or co-control positions in Portfolio Investments and will generally be represented on the boards of directors (or have its representatives serve as observers to such boards of directors) of most of its Portfolio Investments as well as positions on advisory, operating or similar committees of such Portfolio Investments. Although such positions in certain circumstances may be important to the Fund’s investment strategy and may enhance the Adviser’s ability to manage the Portfolio Investments, they may also have the effect of impairing the Adviser’s ability to sell the related securities when, and upon the terms, it may otherwise desire, and may subject the Adviser and the Fund to claims they would not otherwise be subject to as an investor, including claims of breach of duty of loyalty, securities claims and other director related claims. In general, the Fund will indemnify the Adviser and their representatives from such claims.

Minority Position and “Toe-hold” Investments.    The Fund expects to make minority equity or debt Portfolio Investments where the Fund may have limited influence. Such Portfolio Investments may have economic or business interests or goals that are inconsistent with those of the Fund and the Fund may not be in a position to limit or otherwise protect the value of such Portfolio Investments. The Fund’s control over the investment policies of such Portfolio Investments may also be limited. This could result in the Portfolio Investments being frozen in minority positions that incur substantial losses. This could also prevent the Fund from realizing the value of its Portfolio Investments and distributing proceeds in a timely manner.

If the Fund takes a minority position in publicly traded securities as a “toe-hold” investment, such publicly traded securities may fluctuate in value over the limited duration of the Portfolio Investment in such publicly traded securities, which could potentially reduce returns to stockholders. While the Adviser may seek to accumulate larger positions and/or incremental economic exposure through open market purchases, registered tender offers, negotiated transactions, private placements or equity derivatives (i.e., total return swaps), the Adviser may be unable to accumulate a sufficiently large position in a Portfolio Company to execute its strategy. In such circumstances, the Fund may dispose of its position in the Portfolio Company within a short time of acquiring it; there can be no assurance that the price at which the Fund can sell such securities will not have declined since the time of acquisition. Moreover, this may be exacerbated by the fact that securities of the companies that the Fund may target may be thinly traded and that the Fund’s position may nevertheless have been substantial, although not controlling, and its disposal may depress the market price for such securities.

Additionally, from time to time the Fund may make a toe-hold Portfolio Investment in publicly traded securities as part of a potential broader, longer-term investment strategy, and as a result, the Fund may keep certain information related to such Portfolio Investments confidential due to certain disclosure and regulatory related considerations.

Investments in Derivatives.    In addition to the activities described in “Hedging Transactions” above, the Fund may use swaps, including credit default and total return swaps, and other over-the-counter derivative instruments or participations to leverage, access or enhance Portfolio Investments, in each case in circumstances in which such derivatives are intended to resemble, as closely as possible, the economic rights that could otherwise be obtained directly. The special risks associated with these obligations include: (a) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (b) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (c) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to instruments; (d) a secondary trading market that is not generally well developed, which may make it difficult to value or dispose of such instruments quickly or at a fair price; and (e) since the holder of such an instrument generally has no contractual relationship directly with the underlying Portfolio Company, the Fund may have to rely upon a third-party to take actions and provide information in respect of such company. See “Minority Position and ‘Toe-hold’ Investments” above.

Other Investment Techniques and Instruments.    The Fund may employ other investment techniques and invest in other instruments that the Adviser believes will help achieve the Fund’s investment objective, whether or not such investment techniques or instruments are specifically described herein. In addition, if the Adviser believes that suitable investment opportunities present themselves to transact on attractive terms, the Fund may also consider the acquisition of such Portfolio Investments in the form(s) described herein or other types which are consistent with the Fund’s investment objectives. Consistent with its investment objective, the Fund may invest in financial instruments of any and all types, which exist now or are hereafter created.

Affiliated Transaction Restrictions.    The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Adviser), principal underwriters and affiliates of those affiliates or underwriters. Under these restrictions, the Fund and any portfolio company that the Fund controls are generally prohibited from knowingly participating in a joint transaction, including co-investments in a portfolio company, with an affiliated person, including any directors or officers of the Fund, the Adviser or any entity controlled or advised by any of them. These restrictions also generally prohibit the Fund’s affiliates, principal underwriters and affiliates of those affiliates or underwriters from knowingly purchasing from or selling to the Fund or any portfolio company controlled by the Fund certain securities or other property and from lending to and borrowing from the Fund or any portfolio company controlled by the Fund monies or other properties. The Fund and its affiliates may be precluded from co-investing in private placements of securities, including in any portfolio companies controlled by the Fund. The Fund, its affiliates and portfolio companies controlled by the Fund may from time to time engage in certain joint transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain positions promulgated by the SEC and its staff. There can be no assurance that the Fund would be able to satisfy these conditions with respect to any particular transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions or the type of investments that the Fund could make. Furthermore, Brookfield has received exemptive relief from the SEC to allow certain managed funds and accounts, each of whose investment adviser is BAM PIC Canada or an investment adviser controlling, controlled by or under common control with BAM PIC Canada, to participate in negotiated co-investment transactions where doing so is consistent with the Fund’s investment objective and strategies as well as regulatory requirements and other pertinent factors, and pursuant to the conditions thereof (the “Co-Investment Exemptive Relief”).

Although the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, the Fund and the stockholders could be adversely affected to the extent investment opportunities are allocated to other investment vehicles managed or sponsored by, or affiliated with, the Fund’s executive officers, directors and members of the Adviser. The Fund might not participate in each individual opportunity but will, on an overall basis, be entitled to participate equitably with other entities managed by the Adviser and its affiliates. The Adviser seeks to treat all clients fairly and equitably over time such that none receives preferential treatment vis-à-vis the others over time, in a manner consistent with its fiduciary duty to each of them; however, in some instances, especially in instances of limited liquidity, the factors may not result in pro rata allocations or may result in situations where certain funds or accounts receive allocations where others do not.

Public Company Securities.    The Fund may hold securities traded on public markets, subject to the limitations set forth in this Prospectus. Portfolio Investments in such securities may involve different risks than those associated with investments in securities that are not traded on public markets. Among those risks are (a) increased disclosure requirements, (b) greater volatility, (c) increased likelihood of stockholder litigation, (d) restrictions on timing of disposition and (e) increased compliance costs.

In the event that the Fund invests in distressed public securities, among the problems involved in such Portfolio Investments is the fact that it frequently may be difficult to obtain information as to the conditions of such troubled issuers. The market prices of such securities are also subject to abrupt and erratic market movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value.

Private Securities.    Many of the Fund’s Portfolio Investments will involve private securities, which are generally more difficult to sell than publicly traded securities, as there is often no liquid market, which may result in selling interests at a discount. In addition, private securities generally are more difficult to value than publicly traded securities as such valuations are inherently uncertain. The determinations of value in accordance with procedures established by the Adviser may differ materially from the values that would have been used if an active market and market quotations existed for such investments. In connection with the disposition of an investment in private securities, the Fund may agree to purchase adjustments and may be required to make representations about the business and financial affairs of the Portfolio Company typical of those made in connection with the sale of a business. The Fund may be obligated to fund such purchase price adjustments and also may be required to indemnify the purchasers of such Portfolio Investment to the extent that any such representations turn out to be inaccurate. These arrangements may result in the incurrence of contingent liabilities that may ultimately yield funding obligations that must be satisfied by the Fund prior to distributions being made to the stockholders.

Non-U.S. Investments.    The Fund is expected to invest globally. Non-U.S. securities involve certain risks not typically associated with investing in the United States, including risks relating to (a) currency exchange matters including fluctuations in the rate of exchange between the United States dollar and the various non-U.S. currencies in which the Fund’s non-U.S. Portfolio Investments may be denominated, and costs associated with conversion of investment principal and income from one currency into another, (b)differences between the United States and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets, (c) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation, (d) certain economic and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital and the risks of political, economic or social instability, (e) obtaining non-U.S. governmental approvals and complying with non-U.S. laws, (f) differing tax structures and (g) non-U.S. tax laws that (i) could adversely impact the cash flow and potential investment returns from such non-U.S. Investments and (ii) are subject to change, sometimes with retroactive effect. Anti-fraud and anti-insider trading legislation in these countries may be rudimentary. Anti-dilution protection also may be very limited. In these countries, the concept of fiduciary duty on the part of the management or directors of companies to stockholders may be limited. The legal systems in these countries may offer no effective means for the Fund to seek to enforce its rights or otherwise seek legal redress or to seek to enforce non-U.S. legal judgments.

Risks of Investing in Emerging and Developing Markets.    The Fund may make Portfolio Investments in emerging or developing markets. The risks associated with global investing are magnified in such markets. The depth, liquidity, sales volume and stability of other markets are significantly lower in emerging and developing markets as compared to the United States, Canada or Western Europe. Furthermore, political and economic structures in countries with emerging or developing economies or stock markets generally lack the social, political and economic stability characteristic of more developed countries. This instability may result from, among other things, the following: (a) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means and the imposition or strengthening of controls on non-U.S. investment and/or repatriation of capital and income; (b) popular unrest associated with demands for improved political, economic and social condition; (c) internal insurgencies; (d) hostile relations with neighboring countries; (e) ethnic, religious and racial disaffection; (f) higher levels of corruption of government officials and corporate officers; and (g) interference into political and government affairs by powerful economic groups. This social, political and economic instability significantly increases the risk of, and could significantly and adversely affect the value of, Portfolio Investments in emerging or developing markets.

In addition, governments in certain countries participate to a significant degree in their economies through ownership interests and/or regulation. With respect to certain countries, there may also be the possibility of expropriation, confiscatory taxation or other protectionist measures or diplomatic developments that could affect investments in those countries. Repatriation of investment income, capital and the proceeds of sale by non-U.S. investors may require governmental registration and approval in some emerging or developing market countries.

Furthermore, some emerging and developing market countries have laws and regulations that require government approval under certain circumstances, including under corporate, securities, currency control and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in more developed countries. The process of obtaining these approvals may require a significant expenditure of time and resources. In certain countries, such laws and regulations have been subject to unpredicted and frequent changes, potentially exposing the Fund to taxes, restrictions and other obligations that were not anticipated at the time of initial investment.

Investments in New Jurisdictions.    The Fund is intended to be global in nature and therefore may make Portfolio Investments in countries, territories and other jurisdictions in which the Adviser and portfolio managers may not have significant experience or expertise. While the Adviser intends to mitigate this risk by engaging applicable service providers and personnel with the requisite experience and expertise, there is no guarantee that such persons will adequately protect the Fund and its Portfolio Investments from the risks that may be prevalent in such jurisdictions.

Investment in Nonperforming or Troubled Assets.    The Fund may make Portfolio Investments in nonperforming or troubled assets or businesses that involve a degree of financial risk and there can be no assurance that the Fund’s internal rate of return objectives will be realized or that there will be any return of capital. Furthermore, Infrastructure Investments operating in workout modes or under Chapter 11 of the Bankruptcy Code may, in certain circumstances, be subject to additional potential liabilities that could exceed the value of the Fund’s original Portfolio Investment, including equitable subordination and/or disallowance of claims or lender liability. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the stockholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment under applicable law.

Risks Related to Investment Structure.    Securities of various Portfolio Investments are also subject to a number of risks, which will be dependent in part on the structure of the Portfolio Company (e.g., corporation, partnership, etc.) and the structure of the securities (e.g., common equity, preferred equity, secured and unsecured debt and senior or junior debt, etc.). The performance of securities may depend in part on liquidity, market support, price volatility, and the relative rights of more senior and junior stakeholders, among other things. The business, creditworthiness, tax position, and effectiveness and stability of management of a Portfolio Company, as well as general and specific financial, business and economic conditions, may also have an effect on the value of securities.

Accounting Standards.    The Fund is using U.S. GAAP accounting standards for the calculation of its net asset value, its valuation and the establishment of its audited annual financial statements on Form N-CSR. The Fund’s accounting standards may not correspond to the accounting standards of other Fund entities, resulting in different financial information appearing on their respective financial statements. Information available to stockholders in the Fund’s audited annual financial statements on Form N-CSR may differ from information available in the financial statements of other Fund entities, including operations, financial results, capitalization and financial obligations, earnings and securities.

Risks Relating to Due Diligence of Portfolio Investments.    Before making Portfolio Investments, the Adviser will conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances known at that time. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental, social, governance, real property and legal issues. When conducting due diligence and making an assessment regarding an Investment, the Adviser will rely on the resources available to it, including information provided by the counterparty and, in some circumstances, third-party investigations. However, representations made by a counterparty could be inaccurate, and third-party investigations may not uncover risks. As a result, due diligence investigations conducted with respect to any investment opportunity may not reveal or highlight all relevant facts necessary or helpful to make the investment decision. Moreover, such an investigation will not necessarily result in a Portfolio Investment being successful. There can be no assurance that attempts to provide downside protection with respect to a Portfolio Investment, including pursuant to risk management procedures described in this Prospectus, will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. There can be no assurance that the Adviser will be able to detect or prevent irregular accounting, employee misconduct or other fraudulent practices during the due diligence phase or during its efforts to monitor a Portfolio Investment on an ongoing basis or that any risk management procedures implemented by the Adviser will be adequate.

Consultants, legal advisors, appraisers, accountants, investment banks and other third parties may be involved in the due diligence process and/or the ongoing operation of the Fund’s Portfolio Investments to varying degrees. For example, certain asset management, finance, administrative and other similar functions may be outsourced to a third-party service provider whose fees and expenses will be borne by the Portfolio Investments or the Fund and will not offset Management Fees. Such involvement of third-party advisors or consultants may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

Expedited Transactions.    Investment analyses and decisions by the Adviser may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of making an investment decision may be limited, and the Adviser may not have access to detailed information regarding assets. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect a Portfolio Investment at the time the investment decision is made, and the Fund may make Investments which it would not have made if more extensive due diligence had been undertaken.

Portfolio Investment Liabilities.    Liabilities of Portfolio Investments, including those related to activities that occurred prior to the Fund’s investment therein, could have an adverse impact on the Fund. For example, various jurisdictions permit certain classes of creditors and government authorities to make claims (including, by way of example only, environmental, consumer protection, antitrust and pension and labor law matters and liabilities) against stockholders of a company if the company does not have resources to pay out the claim. The Fund could, as a result, become liable for certain classes of claims against its Portfolio Investments. Finally, it is possible that creditors of Portfolio Investments owned by other Brookfield Accounts may seek to make certain claims (including, by way of example only, environmental, consumer protection and pension/labor law matters and liabilities) against the Fund due to its common control relationship with other Brookfield Accounts. The laws of certain jurisdictions provide not only for carve-outs from limited liability protection for a Portfolio Investment that has incurred certain liabilities, but also for recourse to assets of other entities under common control with, or that are part of the same economic group as, such company. For example, if a Portfolio Investment of the Fund or another Brookfield Account is subject to bankruptcy or insolvency proceedings in a jurisdiction and is found to have liabilities under the local consumer protection laws, the laws of that jurisdiction may permit authorities or creditors to file a lien on, or to otherwise have recourse to, assets held by entities under common control or that form part of the same economic group, potentially including Portfolio Investments of the Fund.

Risks from Operations of Other Portfolio Entities.    The Fund and other Brookfield Accounts have made and will continue to make investments in Portfolio Investments that have operations and assets in many jurisdictions around the world. It is possible that the activities of one Portfolio Investment may have adverse consequences on one or more other Portfolio Investments (including the Fund’s Portfolio Investments), even in cases where the Portfolio Investments are held by other Brookfield Accounts and have no other connection to each other. For example, a violation of a rule by a Portfolio Investment of another Brookfield Account could prevent the Fund or one of its Portfolio Investment from obtaining a permit, or have other adverse consequences.

RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND

Limited Operating History.    The Fund has limited operating history upon which prospective investors can base their investment decision. The past investment performance of predecessor funds to the Fund, any other Brookfield Account (including any investments made thereby) or any investments managed by predecessor funds to the Fund, Brookfield or the officers or other investment professionals of Brookfield cannot be construed as any indication of the future results of an investment in the Fund. Although certain officers and other investment professionals of Brookfield, both individually and together, have experience investing in infrastructure transactions, their past experience cannot be relied upon as an indicator of the ability of the Fund to execute on its investment strategy and achieve its investment objectives. While the Adviser intends to make Portfolio Investments that have estimated returns commensurate with the uncertainties involved, there can be no assurance that the Fund will be able to implement its investment strategy or achieve its investment objectives or that any stockholder will receive a return of capital. Stockholders should have the ability to sustain the loss of their entire investment in the Fund.

Reliance on Management.    The success of the Fund depends in substantial part upon the skill and expertise of the investment professionals who provide investment advice with respect to the Fund. There can be no assurance that these key investment professionals will continue to be associated with the Adviser throughout the life of the Fund. In addition, the key investment professionals and others within Brookfield devote their time and attention to Brookfield and various investments and investment products of Brookfield, which includes the activities of the Adviser and the Fund. While certain investment professionals will continue to devote such time as they believe is reasonably required to the Fund, the composition of the team dedicated to the Fund may change from time to time without notice to the stockholders. Furthermore, while such investment professionals may continue to be associated with the Adviser, they may move between the different business groups within Brookfield and no longer be responsible for providing investment advice with respect to the Fund. Accordingly, the make-up of the pool of investment professionals (including, in certain circumstances, members of the investment committee) with responsibility for the investment strategy of the Fund may evolve over time. The loss of key personnel, including as a result of the employment of such personnel by Portfolio Investments, could have a material adverse effect on the Fund’s ability to realize its investment objectives.

Unlisted Closed-End Fund Structure; Limited Liquidity.    The Fund does not currently intend to list the Shares for trading on any securities exchange or any other trading market in the near future. There is currently no secondary market for the Shares and the Fund does not expect any secondary market to develop for the Shares. Stockholders of the Fund are not able to have their Shares repurchased or otherwise sell their Shares on a daily basis, because the Fund is an unlisted closed-end fund. An investment in the Fund is suitable only for investors who can bear the risks associated with private market investments with potential limited liquidity of the Shares. An investment in the Fund is suitable only for investors who can bear the risks associated with private market investments with potential limited liquidity of the Shares as described in “Repurchases” above.

Operational Risk.    The Fund is subject to operational risk, including the possibility that errors may be made by the Adviser, the Fund’s service providers (including third-party fund administrators) or any of their respective affiliates in certain transactions, calculations or valuations on behalf of, or otherwise relating to, the Fund. stockholders may not be notified of the occurrence of an error or the resolution of any error. Generally, the Adviser, the Fund’s service providers and any of their respective affiliates will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.

Risk of Unsuccessful Exit Strategies.    The Fund may opportunistically sell, publicly list, distribute or otherwise dispose of Portfolio Investments at any time. It is not possible to predict whether a particular exit strategy will be advantageous or available at the appropriate time. If the Fund fails to execute an exit strategy successfully prior to the liquidation of the Fund, the Fund may be forced to liquidate its assets on terms less favorable than anticipated and the proceeds from these Portfolio Investments and the remaining Portfolio Investments may be materially and adversely affected.

Illiquid and Long-Term Investments.    Although Portfolio Investments are expected to generate some amount of current income, Portfolio Investments will be held for an indefinite period of time and the return of capital and the realization of gains, if any, from a Portfolio Investment generally will most likely occur only upon the partial or complete disposition of such Portfolio Investment. While a Portfolio Investment may be sold at any time, it is generally expected that the sale of a substantial portion of the Portfolio Investments will not occur for a number of years after such Portfolio Investments are made. Since the Portfolio Investments targeted by the Fund are generally not liquid, it is unlikely that there will be a public market for certain of the securities or debt instruments held by the Fund and such securities or debt instruments may require a substantial length of time to liquidate. The Fund generally will not be able to sell these securities or debt instruments publicly unless their sale is registered under applicable securities laws or unless an exemption from such registration requirements is available. In addition, in some cases, the Fund may be prohibited or limited by contract from selling certain securities or debt instruments for a period of time and as a result, may not be permitted to sell a Portfolio Investment at the time it might otherwise desire to do so.

Projections.    The Fund will make Portfolio Investments based upon projections developed by the Adviser or a Portfolio Company concerning a Portfolio Company’s future performance, outcome and cash flow. Because projections are inherently subject to uncertainty and factors beyond the control of the Adviser and the Portfolio Company, investors have no assurance that the Portfolio Investments will yield the returns expected by the Fund’s management. The inaccuracy of certain assumptions, the failure to satisfy certain requirements and the occurrence of other unforeseen events could impair the ability of a Portfolio Company to realize projected values, outcomes and cash flow. In addition, subsequent to the Fund’s acquisition of a particular Portfolio Investment, management or the Adviser may adjust projected returns to reflect changes in market conditions or based upon other relevant facts and circumstances.

Valuations.    Because secondary markets for certain investments may be limited or non-existent, they may be difficult to value. When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Directors. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, the Adviser may use an independent pricing service or prices provided by dealers to value certain fixed income securities at their market value. The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5. In its role as the valuation designee, the Adviser is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

In particular, several factors which involve a significant degree of judgment could impact the valuation of the Fund’s Infrastructure Investments. The Fund will primarily hold Infrastructure Investments and other assets that will not necessarily have readily ascertainable market values and which may be more illiquid in nature. The valuation of such illiquid assets is inherently subjective and subject to increased risk that the information utilized to value such assets or to create the pricing models may be inaccurate or subject to other error. In addition, valuations rely on a variety of assumptions, including assumptions about projected cash flows for the remaining holding periods for the assets, market conditions at the time of such valuations and/or any anticipated disposition of the assets, legal and contractual restrictions on transfers that may limit liquidity, and any transaction costs related to, and the timing and manner of, any anticipated disposition of the assets, all of which may materially differ from the assumptions and circumstances on which the valuations are based. The value of the Fund’s assets may also be affected by any changes in accounting standards, policies or practices as well as general economic, political, regulatory and market conditions and the actual operations of Infrastructure Investments, which are not predictable and can have a material impact on the reliability and accuracy of such valuations. As such, the carrying value of an asset may not reflect the price at which the Infrastructure Investment could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. Accordingly, such values may not accurately reflect the actual market values of the Infrastructure Investments, and, thus, stockholders will likely make decisions as to whether to purchase or tender Shares without complete and accurate valuation information.

Secondary Investments are generally valued based on the latest net asset value reported by the Portfolio Fund Manager or third-party sponsor.

Interpretation of Governing Documents.    The governing documents of the Fund establish complex arrangements among the Fund, the stockholders, Brookfield and other relevant parties. From time to time, questions may arise regarding certain parties’ rights and obligations in certain situations, some of which may not have been contemplated upon the negotiation and execution of such documents. In some instances, the operative provisions of the governing documents may be broad, unclear, general, conflicting, ambiguous or vague and may allow for multiple reasonable interpretations. In other instances, there may not be a directly applicable provision. While Brookfield will construe the relevant provisions in good faith and in a manner consistent with its legal obligations, the interpretations used may not always be the most favorable to the Fund or the stockholders.

Anti-Takeover Provisions.    Certain provisions of the Charter and Bylaws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. These provisions may inhibit a change of control in circumstances that could give the stockholders the opportunity to realize a premium over the value of the Shares.

Concentration Risk.    The Fund is subject to concentration risk. Concentration risk is the risk that the Fund’s investments in the securities of companies in one industry will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be. The Fund may be subject to greater volatility with respect to its Portfolio Investments than if the Fund was more broadly diversified.

Risks Upon Disposition of Investments.    In connection with the disposition of certain types of Portfolio Investments, the Fund may be required to make representations about the business and financial affairs of the applicable Portfolio Company typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such Portfolio Company or underwriters to the extent that any such representations or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which might ultimately have to be funded by the stockholders.

Recourse to Assets.    The Fund’s assets, including any Portfolio Investments made by the Fund and any funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and may not be limited to any particular asset, such as the asset representing the Portfolio Investment giving rise to the liability.

Other Considerations Regarding Repurchases.    The Fund may sell Portfolio Investments to fund repurchase offers. In addition, subject to the Fund’s investment restrictions with respect to borrowings, the Fund may borrow money to finance the repurchase of Shares. However, there can be no assurance that the Fund will be able to obtain such financing for repurchase offers if it attempts to do so. Although repurchase offers generally would be beneficial to stockholders by providing them with some ability to sell their Shares to the Fund at the repurchase price, the acquisition of Shares by the Fund will decrease the total assets of the Fund. Repurchase offers are, therefore, likely to increase the Fund’s expenses borne by remaining stockholders, may result in untimely sales of Portfolio Investments and/or may limit the Fund’s ability to participate in new investment opportunities. To the extent the Fund maintains a cash position to satisfy Fund repurchases, the Fund would not be fully invested, which may reduce the Fund’s investment performance. Furthermore, to the extent the Fund borrows to finance the making of repurchase offers by the Fund, interest on such borrowings reduces the Fund’s net investment income. In order to fund repurchase requests, the Fund may be required to sell its more liquid, higher quality portfolio securities to purchase Shares that are tendered, which may increase risks for remaining stockholders and increase Fund expenses.

Claims Against Brookfield; Regulatory Investigations.    Brookfield is a global asset manager with many investment strategies and offices and employees around the world. Given the broad spectrum of operations of Brookfield and its affiliates, claims (or threats of claims) and governmental investigations, examinations, requests for information, audits, inquiries, subpoenas and other regulatory or civil proceedings can and do occur in the ordinary course of its and its affiliates’ (including the Adviser’s) business. Such investigations, actions and proceedings may impact the Fund, including by virtue of reputational damage to Brookfield (including the Adviser), or otherwise. The unfavorable resolution of such items could result in criminal or civil liability, fines, settlements, charges, penalties or other monetary or non-monetary remedies or sanctions that could negatively impact Brookfield (including the Adviser). In addition, such actions and proceedings may involve claims of strict liability or similar risks against the Fund in certain jurisdictions or in connection with certain types of activities. While Brookfield (including the Adviser) has implemented policies and procedures designed to protect against non-compliance with applicable rules and regulations, there is no guarantee that such policies and procedures will be adequate or will protect Brookfield in all instances.

Risk of Brookfield Credit Event or Adverse Effect on Brookfield’s Operations.    Although the Fund, the Adviser are separate legal entities from other entities of Brookfield, in the event that Brookfield were to experience material financial distress or a downgrade in its credit rating, or if there were a change of control of Brookfield, the Fund could nonetheless be adversely affected. In that regard, financial distress, a credit rating downgrade or change of control of Brookfield or the Adviser could cause the Adviser to have difficulty retaining personnel, or otherwise adversely affect the Fund and its ability to achieve its investment objectives. Such an event may also cause a default, reduction in borrowing base or other adverse effect with respect to indebtedness incurred by the Fund. Similarly, if other Brookfield Accounts were to incur substantial losses, the revenues of Brookfield may decline substantially. Such diminishment in revenues could affect the ability of Brookfield to satisfy any substantial drawdowns in respect of its capital contributions or its commitments to investments or prospective investments.

Adverse Publicity.    Each of the Fund and the Adviser face the risk of negative publicity, including in matters such as labor disputes and adverse environmental attention, as well as matters arising out of municipal and federal government scrutiny both in the United States and globally. Additionally, Portfolio Company employees and Brookfield employees could pursue claims against Brookfield or the Fund, which may draw negative publicity, as well as negative news media attention. Such adverse publicity may have a material effect on the Adviser’s ability to source Portfolio Investments or otherwise meet the Fund’s investment objectives.

Follow-On Investments.    Following an initial Portfolio Investment, the Fund could be called upon to provide additional funds or have the opportunity to increase its Portfolio Investments in, or relating to, existing Portfolio Investments, subject to certain limitations in the Advisory Agreement and herein. There is no assurance that the Fund will make Follow-On Investments or that the Fund will have sufficient funds to make any such Follow-On Investments. Any decision by the Fund not to make a Follow-On Investment or its inability to make a Follow-On Investment could have a substantial negative impact on the original Portfolio Investment and could result in missed opportunities for the Fund or could result in the dilution of such Portfolio Investments (in the event alternative capital is used to satisfy such additional funding needs, for example from additional third-party co-investors or from Brookfield Accounts including proprietary accounts of Brookfield). In certain circumstances, a Follow-On Investment could arise because of an adverse development at a Portfolio Investment and the funding of such Follow-On Investment may not necessarily address such development, and could potentially result in an increased loss by the Fund in respect of such Portfolio Investment. Subject to any applicable limitations noted in “Allocation of Investment Opportunities” below, or in this Prospectus, another Brookfield Account could invest in any Follow-On Investment in lieu of, or alongside, the Fund. Additionally, if the Fund makes a Follow-On Investment, there is no assurance that such Follow-On Investment will be successful. Finally, the tax consequences to investors of a Follow-On Investment will likely be determined, at least in part, by the investment structure of the Portfolio Investment previously made by the Fund. Such tax consequences may adversely impact investors due to changes to U.S. or non-U.S. tax laws that are made after the Fund’s original Portfolio Investment but before a Follow-On Investment is made.

In the event that an initial investment in a Portfolio Company was shared between the Fund, other Brookfield Accounts and/or other third parties (including co-investors), and a Follow-On Investment opportunity arises with respect to such initial Portfolio Investment, the Follow-On Investment will not necessarily be made in the same proportions as the initial Portfolio Investment (including, among other reasons, if (i) the relevant entities having different views as to the desirability of the Follow-On Investment or different amounts of available capital, (ii) the Follow-On Investment opportunity has a different investment profile or attributes less suited to the relevant entities, (iii) a Brookfield Account had participated in the applicable initial Portfolio Investment in support of the Fund and determines that similar support is not needed or appropriate in respect of the applicable Follow-On Investment or (iv) in situations where Brookfield had earlier provided interim financing in lieu of the Fund providing a Bridge Financing (see “Risk of Bridge Financings” below)). In such cases, one or more such entities’ interest in such initial Portfolio Investment will be diluted at a valuation that will be determined by the Adviser or an affiliate thereof. There could be differing views as between the entities being diluted, on the one hand, and the entities being accreted, on the other hand, regarding such valuation. See also “Valuations” above. It is also possible that such a Follow-On Investment could be made in a part of a Portfolio Company’s capital structure that is different from the part of such Portfolio Company’s capital structure in which the initial Portfolio Investment was made.

Generally, the Fund will make Follow-On Investment opportunities available pro rata in accordance with initial Portfolio Investments; however, because of timing or other considerations, the Fund could make that portion of a Follow-On Investment that is attributable to co-investors or other Brookfield Accounts as a bridge financing and thereafter sell down a portion of such Follow-On Investment to such co-investors or other Brookfield Accounts. In this situation, there is no guarantee that the co-investors or other Brookfield Accounts will acquire their portion of the Follow-On Investment from the Fund and in certain cases, co-investors and other Brookfield Accounts could be given the opportunity to evaluate such Follow-On Investment over an extended period before determining whether to invest. Additionally, to the extent the Adviser determines it is appropriate and where the Fund has sufficient available capital for such purpose (taking into account any applicable funding obligations or other applicable considerations), the Fund could provide other interim financing to a Portfolio Investment for purposes of efficiency, administrative or operational convenience or other similar considerations, in respect of the portion of a Follow-On Investment attributable to co-investors which have not participated in such Follow-On Investment. It is possible that such additional portion of a Follow-On Investment will not be subsequently syndicated but instead is repaid by the Fund. The Fund could or could not receive compensation or interest for making the Follow-On Investment or providing such other financing on behalf of co-investors and, to the extent such amounts are held on the Fund’s credit facility, the Fund could be responsible for any interest payments payable in respect thereof. In the event that co-investors fail to acquire, or determine not to acquire, their portion of a Follow-On Investment from the Fund, the Fund will have an allocation (and related expenses) that will be larger than originally anticipated if the Adviser is unable to syndicate such portion.

Borrowing.    Subject to certain limitations set forth in this Prospectus and under applicable law, the Fund intends, from time to time, to borrow at the Fund-level or at a subsidiary of the Fund on a secured or unsecured basis. It is expected that this indebtedness, if incurred, will be secured primarily by the assets of the Fund. In addition, the Adviser intends to evaluate whether it is prudent and appropriate to incur this leverage and there can be no assurance that leverage will be incurred given that adverse economic factors, such as a significant rise in interest rates, may cause the Adviser, in its discretion, to elect not to incur such leverage.

The extent to which the Fund or its subsidiary (including a Portfolio Company) uses leverage may have important consequences to the stockholders, including, but not limited to, the following: (a) greater fluctuations in the net assets of the Fund; (b) use of cash flow (including capital contributions) for debt service and related costs and expenses, rather than for additional Portfolio Investments, distributions or other purposes; (c) increased interest expense, if interest rate levels were to increase; (d) in certain circumstances, prematurely disposing of Portfolio Investments to service the Fund’s debt obligations; and (e) limitation on the flexibility of the Fund to make distributions to its stockholders or sell assets that are pledged to secure the indebtedness. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to losses may be increased due to the illiquidity of Portfolio Investments generally.

In connection with any credit facility entered into by the Fund, the borrowers thereon (and the stockholders) may be required to (A) make certain representations and warranties to one or more lenders and (B) indemnify the lenders pursuant to any credit facility in case any such representations and warranties are inaccurate. These arrangements may create contingent liabilities of the Fund and/or its subsidiaries, for which the Adviser may establish reserves or escrow accounts.

Capital Raise.    The Fund may hold an initial closing at any time when the Adviser determines in its discretion that a sufficient minimum of capital is ready to close. There is no guarantee that the Fund will meet its capital raising goals. In the event that the Fund does not meet its capital raising goals, the Fund may have made Portfolio Investments based on diversification goals that have assumed a greater amount of capital contributions. As a result, the Fund may deploy capital in a higher concentration than anticipated or desired, including in a particular geographic region, industry, stage of investment, type of security, or single Portfolio Investment and will have no obligation to sell down such Portfolio Investments.

Leveraged Portfolio Investments.    Certain of the Portfolio Investments in which the Fund invests are expected to be leveraged (including leverage senior to the Fund’s Portfolio Investment, a portion of which may be secured by first liens and/or may be at floating interest rates). While an investment in a leveraged Portfolio Company offers the opportunity for increased capital appreciation, and although the Adviser will seek to use leverage in a manner it believes is appropriate under the then-circumstances, such a Portfolio Investment will be subject to increased exposure to adverse economic factors such as a significant rise in interest rates, a severe downturn in the economy or deterioration in the condition of such Portfolio Company, and such Portfolio Company may be subject to restrictive financial and operating covenants. This leverage may result in more serious adverse consequences to such Portfolio Investments (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged companies. This could impair such Portfolio Company’s ability to finance its future operations and capital needs and result in restrictive financial and operating covenants. As a result, such Portfolio Company’s flexibility to respond to changing business and economic conditions may be limited. If such a Portfolio Company is unable to generate sufficient cash flow to meet principal and/or interest payments on its indebtedness or make regular dividend payments, such Portfolio Company may default on its loan agreements or be forced into bankruptcy, resulting in a restructuring of such Portfolio Company’s capital structure or liquidation, in which case the value of the Portfolio Investment in such Portfolio Company could be significantly reduced or even eliminated. The debt securities acquired by the Fund will generally not be the most senior in what could be a complex capital structure, and thus subject to greater risk of loss. Furthermore, to the extent the Portfolio Investments in which the Fund has invested become insolvent, the Fund may determine, in cooperating with other debt holders or on its own, to engage, at the Fund’s expense in whole or in part, counsel and other advisors in connection therewith.

Further, an adverse economic change could result in some lenders imposing more stringent restrictions on the terms of credit or a general reduction in the amount of credit available in the markets in which the Fund will seek to invest. Any negative impact from the tightening of, or adverse changes in, the credit markets may result in: (a) an inability to finance the acquisition of Portfolio Investments on favorable terms, if at all; (b) increased financing costs; or (c) financing with increasingly restrictive covenants. Such changes in turn may negatively impact the performance of Portfolio Investments. To the extent there is a lack of readily available and reasonably priced debt financing available to potential purchasers at the time the Fund is ready to dispose of a Portfolio Investment, such circumstances could materially and negatively affect the number of potential purchasers and the prices purchasers are willing to pay the Fund.

Risk of Bridge Financings.    The Fund may make a Portfolio Investment (including a Follow-On Investment) with the intent of selling, refinancing or otherwise reducing such Portfolio Investment, including through co-investment by one or more third parties, after the closing of such Portfolio Investment. Any such Portfolio Investment may include assets that the Adviser may not have caused the Fund to acquire on a stand-alone basis (including because the risk/return profile or other characteristics of such assets may not be desirable or appropriate for the Fund), and the Adviser may seek to reduce the Fund’s exposure to such assets through disposition, refinancing, co-investment or another transaction. In these situations, the Fund’s strategy may depend, in part, upon its ability to sell, refinance or otherwise reduce its exposure to such Portfolio Investments after initially agreeing to consummate them. There can be no assurance in such instances that the Fund will be successful in doing so or that the terms of any such transaction will be attractive, including because there may not be sufficient interest in or for the assets or third parties may not accept all or a portion of the amount offered for co-investment. If the Fund is unable to complete such an anticipated transaction, its Portfolio Investments will be less diversified than they otherwise may have been and the Fund may have greater exposure to certain Portfolio Investments, regions and sectors than intended or desired, including to assets that the Adviser would not have acquired on a stand-alone basis or to a Portfolio Investment that exceeds the amount that is permitted to be invested in a single Portfolio Investment that does not involve Bridge Financing. In addition, to the extent that the Fund is unable to complete an anticipated transaction, it may incur broken deal and related costs associated with the pursuit of such transaction. See also “Co-Investment Expenses.”

Generally, in the case of the Fund reducing a Portfolio Investment involving Bridge Financing (including through disposition or co-investment), such transaction will be completed at a price negotiated by the Adviser and the purchaser taking into account the then-relevant facts and circumstances, which may include the Fund’s cost of such Portfolio Investment (and an allocable portion of costs and expenses) and other market events and forces. There can be no assurance that such transaction price will be equal to or more than the Fund’s cost of such Portfolio Investment or that it necessarily or accurately reflect the then-market value of such Portfolio Investment, all costs and expenses associated therewith, or any interest or other carrying cost that would typically be associated with a loan. In addition, the Fund may face increased risk of inability to complete the transaction under certain market conditions, including when the Portfolio Investment has decreased in value while held by the Fund. The Fund will be required to bear the losses of such Portfolio Investment if such a transaction is not consummated or if required to sell the co-investment at a reduced price in order to reduce the Fund’s exposure to such Portfolio Investment.

In circumstances in which the Fund otherwise could have made a Bridge Financing, Brookfield may elect to provide such interim financing in lieu of the Fund doing so (any such interim financing, the “Syndicate Amount”). While Brookfield expects to syndicate any such interest to one or more other parties in such circumstances, there can be no guarantee that such syndication will be successful. If such syndication is not successful, Brookfield will own more of the applicable Portfolio Company than it originally intended. See “Allocation of Co-Investments” below. Further, in any such circumstances, in the event Follow-On Investments are made in such Portfolio Company, the Fund may be required to fund its pro rata share of such Follow-On Investments and the amounts that relate to the Syndicate Amount as though the Fund had made the original Bridge Financing in lieu of Brookfield providing interim financing. As a result, each of Brookfield and the Fund may have differing ownership interests in such Follow-On Investments than in the original Portfolio Investment related thereto. See also “Follow-On Investments” above.

U.S. Dollar Denomination of Shares.    Shares are denominated in United States dollars. Investors subscribing for Shares in any country in which United States dollars are not the local currency should note that changes in the value of exchange between United States dollars and such currency may have an adverse effect on the value, price or income of the investment in the Fund to such investor. There may be non-U.S. exchange regulations applicable to Portfolio Investments in non-U.S. currencies in certain jurisdictions where this Prospectus is being issued. The fees, costs and expenses incurred by stockholders in converting their local currency to United States dollars (if applicable) in order to purchase Shares will be borne solely by such stockholder. In addition, it may be the case that the aggregate amount that a stockholder is required to contribute to the Fund is well in excess of what such stockholder otherwise intended to contribute to the Fund in its local currency as a result of currency fluctuations. Each prospective investor should consult with its own counsel and advisors as to all legal, tax, financial and related matters concerning an investment in Shares.

Litigation.    Litigation can and does occur in the ordinary course of the management of an investment portfolio. The Fund may be engaged in litigation both as a plaintiff and as a defendant. This risk is somewhat greater where the Fund exercises control or significant influence over a Portfolio Company’s direction, including as a result of board participation. Such litigation can arise as a result of issuer default, issuer bankruptcies and/or other reasons. In certain cases, such issuers may bring claims and/or counterclaims against the Fund, the Adviser and/or their respective principals and affiliates alleging violations of securities laws and other typical issuer claims and counterclaims seeking significant damages. The expense of defending against claims made against the Fund by third parties and paying any amounts pursuant to settlements or judgments would be borne by the Fund to the extent that (a) the Fund has not been able to protect itself through indemnification or other rights against the Portfolio Company, (b) the Fund is not entitled to such protections or (c) the Portfolio Company is not solvent. The Adviser and others may be indemnified by the Fund in connection with such litigation, subject to certain conditions.

The outcome of any proceedings involving the Fund or the Portfolio Investments may materially adversely affect the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of these resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation. Under the Advisory Agreement, the Fund will generally be responsible for indemnifying the Adviser and related parties for costs they may incur with respect to such litigation not covered by insurance.

Third-Party Advice.    The Fund and the Adviser utilize the services of attorneys, accountants, custodians, fund administrators and other consultants in their operations. The Fund and the Adviser generally rely upon such service providers for their professional judgment with respect to legal, tax, accounting, operational, regulatory and other matters. Nevertheless, there exists a risk that such service providers may provide incorrect advice from time to time or may otherwise make errors when providing services. Neither the Fund nor the Adviser will generally have any liability to the stockholders for any reliance upon such advice or services. Service providers will be selected by the Adviser on behalf of the Fund with due care and consistent with their obligations under applicable law. Notwithstanding the foregoing, the Fund may bear the risk of any errors or omissions by such service providers. Additionally, subject to certain limitations, the Fund may be required to exculpate and indemnify such service providers for any losses incurred. See also “Cybersecurity Risk” below. Whenever the Adviser makes a determination or uses its discretion, unless otherwise indicated, it shall do so in its sole and absolute discretion.

Cybersecurity Risk.    The Adviser, the Portfolio Investments and any of their respective service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. For example, the Fund expects to provide stockholders all statements, reports, notices, updates, requests and any other communications required in electronic form, such as e-mail or posting on Brookfield’s web-based reporting site or other Internet service, in lieu of or in addition to sending such communications as hard copies via fax or mail or in person. These systems are subject to a number of different threats or risks that could adversely affect the Fund and the stockholders, despite the efforts of the Adviser, the Portfolio Investments and any of their respective service providers to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks, e-mail and other technology assets, as well as the confidentiality, integrity and availability of information belonging to the Fund and the stockholders. Cyber incidents refer to both intentional attacks and unintentional events including: processing errors, human errors, technical errors including computer glitches and system malfunctions, inadequate or failed internal or external processes, market-wide technical-related disruptions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, and cyber-attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality (including denial of service attacks). For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of or prevent access to the systems of the Adviser, the Portfolio Investments, or any of their respective service providers or counterparties or data within those systems without the knowledge of system users. Third parties may also attempt to fraudulently induce employees, customers, third-party service providers or other users of the Adviser’s, the Portfolio Investments’ or any of their respective service providers’ systems to disclose sensitive information in order to gain access to their data or that of the Fund’s stockholders. A successful penetration or circumvention of the security of the Adviser’s, the Portfolio Investments’ or any of their respective service providers’ systems could result in the loss or theft of a stockholder’s data or funds, the inability to access electronic systems, disruption of its business, loss or theft of proprietary information or corporate data, physical damage to a computer or network system or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, the Portfolio Investments or any of their respective service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, liability to clients or third parties, regulatory intervention or financial loss. The Fund and the Adviser make no assurances, representations or warranties in relation to these matters, and have not obtained representations or warranties in relation to these matters from all of their respective service providers. In addition, the Adviser, the Fund’s subsidiaries and each of their respective affiliates reserve the right to intercept, monitor and retain e-mail messages to and from its systems as permitted by applicable law. Substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund. In addition, jurisdictions in which Brookfield operates have recently adopted or are considering adopting laws that include stringent operational requirements for entities processing personal information and significant penalties for non-compliance, such as the EU GDPR, California Privacy Act and the New York SHIELD Act, and a range of proposed additional laws as the U.S. federal and state level.

Dependence on Third-Party Administrators.    The Fund expects to enter into, and may otherwise be bound from time to time with respect to, a services agreement with a third-party administrator. Any such administrator may perform certain administrative, accounting and reporting services for or related to the Fund. If engaged, the Fund would depend on the services provided by any such administrator in order to comply with certain reporting and other obligations set forth in this Prospectus. The Adviser intends to monitor any such administrator and its performance. However, there is no assurance that such administrator will comply with its obligations to the Fund or that the Fund will be able to recover in part or in full any damages caused by any failure of such administrator to comply with such obligations, including as a result of such administrator’s bankruptcy, lack of liquidity, operational failure or otherwise. Investors will not have the ability to bring a direct claim against any such administrator and, to the extent that such administrator is performing obligations of the Adviser or its affiliates, the Advisory Agreement includes exculpation and indemnification provisions that will limit the circumstances under which the Adviser and its affiliates can be held liable to the Fund. The Fund would pay all fees payable to any such administrator with respect to the services for or related to the Fund. In addition to the payment of the fees, the Fund would reimburse any such administrator for any out-of-pocket expenses and other amounts agreed to with such administrator. Under the services agreement, the Fund may agree to indemnify and hold harmless any such administrator and its related parties.

Regulatory Risks.    As an affiliate of Brookfield, which has regulated activities, the Fund and its activities may be subject to certain limitations that may not be applicable to an investor unaffiliated with a regulated entity. The Fund may also be subject to certain restrictions when considering investments or business activities in regulated industries because of the impact of these investments on Brookfield. As a result, the Adviser may restrict or limit transactions or exercise of rights for the Fund or limit the amount of voting securities purchased by the Fund or restrict the type of governance rights it acquires or exercises in connection with its investments in regulated industries. In addition, regulatory changes could occur during the term of the Fund that may materially and adversely affect the Fund.

Regulatory Risks of Portfolio Funds.    The regulatory environment for Portfolio Funds (and for registered investment companies investing in Portfolio Funds) is complex and evolving. Changes in the regulation or taxation of Portfolio Funds are impossible to predict and may adversely affect the value of the Infrastructure Investments, the ability of the Fund to execute its investment strategy, and the ability of the Fund to offer Shares to investors who do not qualify as “accredited investors” as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended (the “Securities Act”). There is no guarantee that the SEC will not require the Fund’s stockholders to meet certain eligibility criteria in the future.

Investor Legal, Regulatory and Policy Compliance.    Many stockholders, including U.S. states, their subdivisions and associated pension plans, have adopted stringent investment policies or are required to comply with local laws and regulations, including so-called “pay-to-play” laws, rules, regulations or policies (which, for example, restrict or require disclosure of payments to, and/or certain contacts with, certain politicians or officials associated with public entities). Such stockholders may request terms or provisions, as applicable, which may be more expansive in their requirements than such laws, rules, regulations or policies. In certain cases, violations of these laws, rules, regulations, policies, provisions or terms, whether as a result of the conduct of the Adviser or a Portfolio Investment or an action by such stockholder, could have an adverse effect on the Fund by, for example, providing the basis for the ability of such stockholder to withdraw from the Fund or an Alternative Investment Vehicle, as applicable.

Prevention of Money Laundering.    As part of the Adviser’s responsibility for the prevention of money laundering under the Uniting and Strengthening America by Providing Appropriate Tools Required to Interrupt and Obstruct Terrorism Act of 2001 (the “PATRIOT Act”) and similar laws, regulations, rules and orders in effect in the United States and non-U.S. countries, the Fund may require a detailed verification of a prospective investor’s and its beneficial owners’ identity and the source of such prospective investor’s capital contributions. In the event of delay or failure by a prospective investor to produce any such information required for verification purposes, the Fund may refuse to accept the subscription and any monies relating thereto. In addition, each prospective investor will be required to represent and warrant to the Fund, among other things, that (a) the proposed investment by such prospective investor will not directly or indirectly contravene United States federal, state, international or other laws or regulations, including the PATRIOT Act and other applicable Anti-Money Laundering Laws and regulations, (b) no capital contribution to the Fund by such prospective investor will be derived, directly or indirectly, from any illegal or illegitimate activities, (c) such prospective investor is not a country, territory, person or entity named on a list promulgated by the United States Treasury Department’s Office of Foreign Assets Control (“OFAC”), the E.U. and/or U.K. regulations prohibiting, among other things, the engagement in transactions with, and the provision of services to, certain non-U.S. countries, territories, entities and individuals, nor is such prospective investor or any of its affiliates a natural person or entity with whom dealings are prohibited under any OFAC, E.U. and/or U.K. regulations, (d) such prospective investor is not owned, directly or indirectly, by any person or entity named on such lists or otherwise subject to such prohibitions under OFAC, E.U. and/or U.K. regulations, and (e) such prospective investor is not otherwise prohibited from investing in the Fund pursuant to other applicable United States anti-money laundering, anti-terrorist and non-U.S. asset control laws, regulations, rules or orders and similar rules in other jurisdictions. Each stockholder will be required to promptly notify the Adviser if any of the foregoing will cease to be true with respect to such stockholder.

As a result of the above-described anti-money laundering regulations or as a result of changes in law, the Adviser may from time to time request (outside of the subscription process), and the stockholders will be obligated to provide to the Adviser upon such request, additional information as from time to time may be required for the Adviser and the Fund to satisfy their respective obligations under these and other laws and regulations that may be adopted in the future. Such information may be provided to governmental and regulatory agencies without notification to the stockholders. Also, the Adviser may from time to time be obligated to file reports with various jurisdictions with regard to, among other things, the identity of the Fund’s stockholders and suspicious activities involving the Shares.

In the event it is determined, or the Adviser believes, that any stockholder, or any direct or indirect owner of any stockholder, is a person identified in any of these laws and regulations as a prohibited person, or is otherwise engaged in activities of the type prohibited under these laws and regulations, or the investments by the stockholders is or has become a prohibited investment, the Adviser may be obligated, among other actions to be taken, to “freeze the account” of such stockholder and withhold distributions of any funds otherwise owing to such stockholder or to cause such stockholder’s Shares to be cancelled or otherwise repurchased (without the payment of any consideration in respect of those Shares).

Risks Associated With Status as a Regulated Investment Company.    The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Code. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the common shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements. Qualification also requires the Fund to diversify its investments in the manner prescribed by the RIC rules. Satisfying such diversification requirements may limit or otherwise adversely affect the implementation and execution of the Fund’s investment strategy.

Tax-Exempt Investors.    Certain entities are generally exempt from U.S. taxation under Section 501 of the Code except to the extent that they have “unrelated business taxable income” (“UBTI”). UBTI is income from an unrelated trade or business regularly carried on, excluding various types of income (so long as not derived from debt-financed property) such as dividends, interest, royalties, rents from real property (and incidental personal property) and gains from the sale of property other than inventory and property held primarily for sale to customers. The Fund may make Portfolio Investments that would generate UBTI if owned directly by a U.S. tax-exempt investor, but if such an investor realizes this income through its ownership in a corporation that qualifies as a RIC, the income from the RIC would not constitute UBTI as long as the tax-exempt investor has not acquired its shares in the Fund with acquisition indebtedness and the RIC has not recognized income derived from direct or indirect investments in residual interests in real estate mortgage investment conduits or equity interests in taxable mortgage pools. If the Fund fails to qualify as a RIC, it will still be treated as a corporation, and as such would not pass UBTI through to tax-exempt investors (subject to the conditions described in the preceding sentence).

Non-U.S. Investors.    Non-U.S. investors are generally exempt from U.S. net income taxation if their activities consist solely of trading in securities or commodities for their own account (as described in Section 864 of the Code). However, non-U.S. investors would be subject to U.S. net income taxation to the extent their income is effectively connected with the conduct of a trade or business in the United States, as defined in the Code (“ECI”). The Fund may make Portfolio Investments that generate ECI, including investments in flow-through entities that are engaged or treated as engaged in U.S. trade or business. However, as a corporation for U.S. tax purposes, the Fund would not pass through ECI to its stockholders unless the Fund is treated as a United States real property holding corporation (“USRPHC”). Dividends from the Fund, to the extent they do not constitute “qualified net interest income” or “qualified short-term capital gain” (each as defined below) from a RIC, generally would be subject to U.S. federal withholding tax at a rate of 30% or lower rate imposed by an applicable tax treaty. Accordingly, each prospective non-U.S. investor should consult with its own tax and other advisors as to the advisability and tax consequences to its particular circumstances of an investment in the Fund.

Special rules would apply if the Fund were a qualified investment entity (“QIE”) because it is either a USRPHC or would be a USRPHC but for the operation of certain exceptions to the definition of “United States real property interests” (“USRPIs”) described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the U.S., and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest in a USRPHC (other than solely as a creditor) or, very generally, an entity that has been a USRPHC in the last five years. A RIC that holds, directly or indirectly, significant interests in real estate investment trusts (“REITs”) may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than 10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE. If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a non-U.S. investor, in which case such non-U.S. investor generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a non-U.S. investor (including, in certain cases, distributions made by the Fund in redemption of its Shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands, and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s non-U.S. investors and would be subject to U.S. tax withholding. In addition, such distributions would result in the non-U.S. investor being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates.

Financial and Tax Situation.    The results of the Fund’s activities may affect individual stockholders differently, depending upon their individual financial and tax situations because, for instance, of the timing of a cash distribution or of an event of realization of gain or loss and its characterization as long-term or short-term gain or loss. The Adviser will endeavor to make decisions in the best interest of the Fund as a whole, but there can be no assurance that a result will not be more advantageous to some stockholders compared to other stockholders, or to the Adviser compared to any particular stockholder.

Each prospective investor should be aware that tax laws, regulations and IRS rulings and guidance are changing on an ongoing basis, and such laws and regulations may be changed with retroactive effect and may directly or indirectly subject the Fund and/or the stockholders to increased tax liabilities or have other adverse effects, including requiring stockholders to provide certain additional information to the Fund. Moreover, the interpretation and application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the accrual of potential tax liabilities even in situations where the Fund or the stockholders do not expect to be ultimately subject to such tax liabilities. Moreover, accounting standards or related tax reporting obligations may change, giving rise to additional accruals or other obligations.

Taxation of the Fund in Non-U.S.. Jurisdictions.    The Fund or its stockholders could be subject to tax and/or tax filing obligations in non-U.S. jurisdictions in which the Fund invests. In addition, proceeds from Portfolio Investments held by the Fund could be reduced by withholding taxes or other taxes imposed by non-U.S. jurisdictions in which the Fund invests, and there can be no assurance that U.S. tax credits may be claimed with respect to such non-U.S. taxes incurred.

Debt-Equity Treasury Regulations.    The Treasury Regulations treat certain related-party financings as equity and recharacterize interest payments as dividends. Such re-characterization would preclude the deductibility of interest related to such financing. Although such Treasury Regulations in their current form are not expected to impact the Fund, the scope of such Treasury Regulations may be expanded.

Adequacy of Reserves.    The Fund may establish holdbacks or reserves, including for estimated accrued expenses, Management Fees, pending or anticipated liabilities, Portfolio Investments, claims and contingencies relating to the Fund. Estimating the appropriate amount of such reserves is difficult and inadequate or excessive reserves could impair the investment returns to stockholders. If the Fund’s reserves are inadequate and other cash is unavailable, the Fund may be unable to take advantage of attractive investment opportunities or protect its existing Portfolio Investments. Further, the allocation of investment opportunities among the Fund and other Brookfield Accounts may depend, in part, on their respective reserves at the time of allocating the opportunity, possibly resulting in different investment allocations if any such reserves are inadequate or excessive.

In-Kind Remuneration to the Adviser.    The Adviser may choose to receive Shares in lieu of certain fees or distributions. Under certain circumstances, Shares held by the Adviser or its affiliates may be withdrawn in exchange for distributions in cash at the holder’s election, and there may not be sufficient cash to make such a withdrawal/repurchase payment; therefore, the Fund may need to use cash from operations, borrowings, offering proceeds or other sources to make the payment, which will reduce cash available for distribution to a stockholder or for investment in the Fund’s operations.

Sourcing and Payment of Distributions.    The Fund’s ability to make distributions to its stockholders may be adversely affected by a number of factors, including the risk factors described in this Prospectus. The Fund has a limited track record and may not generate sufficient income to make distributions to the Fund’s stockholders. The Adviser or its delegate will make determinations regarding distributions based upon, among other factors, the Fund’s financial performance, debt service obligations, debt covenants, tax requirements and capital expenditure requirements. Among the factors that could impair the Fund’s ability to make distributions to its stockholders are:

•        the Fund’s inability to invest the proceeds from sale of Shares on a timely basis;

•        the Fund’s inability to realize attractive risk-adjusted returns on the Fund’s Portfolio Investments;

•        high levels of expenses or reduced revenues that reduce the Fund’s cash flow or non-cash earnings; and

•        defaults in the Fund’s investment portfolio or decreases in the value of the Fund’s Portfolio Investments.

As a result, the Fund may not be able to make distributions to its stockholders at any time in the future, and the level of any distributions the Fund does make to stockholders may not increase or even be maintained over time, any of which could materially and adversely affect the value of an investment in the Fund.

The Fund may not generate sufficient cash flow from operations to fully fund distributions to stockholders, particularly during the early stages of the Fund’s operations. Therefore, the Fund may fund distributions to the Fund’s stockholders from sources other than cash flow from operations, including, without limitation, the sale of assets, borrowings, return of capital or offering proceeds (including from sales of Shares). The extent to which the

Fund pays distributions from sources other than cash flow from operations will depend on various factors, the extent to which the Adviser elects to receive its Management Fee and Incentive Fee in the Shares, how quickly the Fund invests the proceeds from this and any future offering and the performance of the Fund’s Portfolio Investments. Funding distributions from the sales of assets, borrowings, return of capital or proceeds of the offering will result in the Fund having less funds available to acquire its Portfolio Investments. As a result, the return realized on an investment in the Fund may be reduced. Doing so may also negatively impact the Fund’s ability to generate cash flows. Likewise, funding distributions from the sale of additional securities will dilute your interest in the Fund on a percentage basis and may impact the value of your investment especially if the Fund sells these securities at prices less than the price you paid for your Shares. The Fund may be required to continue to fund the Fund’s regular distributions from a combination of some of these sources if the Fund’s Portfolio Investments fail to perform, if expenses are greater than the Fund’s revenues or due to numerous other factors. The Fund has not established a limit on the amount of its distributions that may be paid from any of these sources.

To the extent the Fund borrows funds to pay distributions, it would incur borrowing costs and these borrowings would require a future repayment. The use of these sources for distributions and the ultimate repayment of any liabilities incurred could adversely impact the Fund’s ability to pay distributions in future periods, decrease the Fund’s NAV, decrease the amount of cash the Fund has available for operations and new investments and adversely impact the value of your investment.

The Fund may also defer operating expenses or pay expenses (including the fees of the Adviser) with Shares in order to preserve cash flow for the payment of distributions. The ultimate repayment of these deferred expenses could adversely affect the Fund’s operations and reduce the future return on your investment. The Fund may permit the Adviser to withdraw Shares shortly after issuing such Shares as compensation. The payment of expenses in Shares will dilute your ownership interest in the Fund’s portfolio of assets. There is no guarantee any of the Fund’s operating expenses will be deferred and the Adviser is under no obligation to receive future fees or distributions in Shares and may elect to receive such amounts in cash.

RISKS ASSOCIATED WITH SECONDARY INVESTMENTS

General Risks of Secondary Investments.    The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be significant. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Non-Traditional Secondary Transactions and Joint and Other Investments.    The Fund may invest with third-parties and otherwise through joint ventures, structured transactions and similar arrangements, and may invest in “synthetic secondaries” or other non-traditional secondary investments such as fund recapitalizations, as well as other assets. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the investments in the Portfolio Funds, in addition to the normal risks associated with the Portfolio Funds, their managers and portfolio companies. In addition, the Fund may make other investments with risk and return profiles that the Adviser determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Adviser and may involve different risks to those of traditional secondary investments.

Restrictions on Transfers of Secondary Interests.    The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the Portfolio Fund, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Adviser believes that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in a Portfolio Fund, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the Portfolio Fund prior to such transfer, including investments that are not owned by the Portfolio Fund at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

RISKS ASSOCIATED WITH INVESTMENTS IN PORTFOLIO FUNDS

General Risks of Investments in Portfolio Funds.    Because the Fund invests in Portfolio Funds, a stockholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends, in part, upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Stockholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds are Not Registered.    The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Portfolio Funds are Generally Non-Diversified.    While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Securities of Portfolio Funds are Generally Illiquid.    The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Portfolio Fund Operations are Not Transparent.    The Adviser does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund’s investments in Portfolio Funds will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s Interests in Portfolio Funds.    The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser, in its capacity as the valuation designee, may determine to discount the value of the interests or value them at zero.

Stockholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels of Fees and Expenses.    Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based and performance-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and repurchase offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund which did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its stockholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 10% to 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote.    To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the Investment Company Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund or otherwise seek interests that do not include voting rights. These arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or Offsetting Investments.    The Portfolio Fund Managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on Ability to Invest in Portfolio Funds.    Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing stockholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Portfolio Fund Managers.    The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s Interest in a Portfolio Fund.    A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Effects of Leverage [Text Block]

The Fund intends to add leverage, from time to time, to its portfolio by utilizing borrowings, such as through bank loans and/or other credit facilities. The Fund will treat the assets of wholly-owned and controlled subsidiaries formed by the Fund as assets of the Fund for purposes of determining compliance with various provisions of the 1940 Act applicable to the Fund, including those relating to investment policies (Section 8), affiliated transactions and custody (Section 17) and capital structure and leverage (Section 18). In addition, the Adviser and the Board of Directors will comply with the provisions of Section 15 of the 1940 Act with respect to a subsidiary’s investment advisory contract, as applicable.

The Fund may also enter into other transactions that may give rise to a form of leverage including, among others, loans of portfolio securities. Although it has no current intention to do so, the Fund may also determine to issue preferred shares or other types of senior securities to add leverage to its portfolio. The Board of Directors may authorize the issuance of preferred shares without the approval of the stockholders of the Fund. If the Fund issues preferred shares in the future, all costs and expenses relating to the issuance and ongoing maintenance of the preferred shares will be borne by the stockholders, and these costs and expenses may be significant. The Fund may choose to increase or decrease, or eliminate entirely, its use of leverage over time and from time to time based on the Adviser’s assessment of the yield curve environment, interest rate trends, market conditions and other factors. See “Principal Risks of the Fund — Leverage Risk.”

The net proceeds the Fund obtains from leverage utilized may be invested in accordance with the Fund’s investment objective and policies as described in this Prospectus. At such times as the Fund invests the net proceeds from leverage, so long as the rate of return, net of applicable Fund expenses, on the debt obligations and other investments purchased by the Fund exceeds the costs to the Fund of the leverage it utilizes, the investment of the Fund’s assets attributable to leverage will generate more income than will be needed to pay the costs of the leverage. If so, and all other things being equal, the excess may be used to pay higher distributions to stockholders than if the Fund were not so leveraged. It is anticipated that the Fund will have access to a credit facility, which generally will be used for short-term working capital requirements (i.e., funding investments or paying Fund expenses in advance of the receipt of subscriptions) and may also be used for liquidity purposes.

The 1940 Act generally prohibits the Fund from engaging in most forms of leverage (including the use of bank loans or other credit facilities and loans of portfolio securities) unless immediately after the issuance of the leverage the Fund has satisfied the asset coverage test with respect to senior securities representing indebtedness prescribed by the 1940 Act; that is, the value of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total assets”) is at least 300% of the senior securities representing indebtedness (effectively limiting the use of leverage through senior securities representing indebtedness to 331/3% of the Fund’s total assets in accordance with the 1940 Act). In addition, the Fund is not permitted to declare any cash dividend or other distribution on Shares unless, at the time of such declaration, this asset coverage test is satisfied. For the purpose of borrowing money, “asset coverage” means the ratio that the value of the Fund’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered to be borrowings and thus subject to the 1940 Act restrictions. On the other hand, certain practices and investments may involve leverage but are not considered to be borrowings under the 1940 Act, such as the purchasing of securities on a when-issued or delayed delivery basis, entering into reverse repurchase agreements, credit default swaps or futures contracts, engaging in short sales and writing options on portfolio securities, so long as the Fund complies with an applicable exemption in Rule 18f-4. Borrowing, especially when used for leverage, may cause the value of the Shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To the extent that the Fund engages in borrowings, it may prepay a portion of the principal amount of the borrowing to the extent necessary in order to maintain the required asset coverage. Failure to maintain certain asset coverage requirements could result in an event of default.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund’s asset coverage is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund’s assets less all liabilities other than borrowings and outstanding preferred shares). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Shares unless, at the time of such declaration, the value of the Fund’s assets less liabilities other than borrowings and outstanding preferred shares satisfies the above-referenced 200% coverage requirement. If the Fund uses a combination of borrowing (including notes and other securities representing indebtedness) and issuing preferred shares, the maximum asset coverage required would be between 300% and 200% depending on the relative amounts of borrowings and preferred shares.

Leveraging is a speculative technique and there are special risks and costs involved. There is no assurance that the Fund will utilize borrowings, issue preferred shares or utilize any other forms of leverage. If used there can be no assurance that the Fund’s leveraging strategies will be successful or result in a higher yield on your Shares. When leverage is used, the NAV of the Shares and the yield to stockholders will be more volatile. In addition, interest and other expenses borne by the Fund with respect to its use of borrowings or any other forms of leverage are borne by the stockholders and result in a reduction of the NAV of the Shares.

The Fund also may borrow money in order to repurchase its shares or as a temporary measure for extraordinary or emergency purposes, including for the payment of dividends or the settlement of securities transactions which otherwise might require untimely dispositions of Portfolio Investments held by the Fund.

No Public Trading [Text Block]	The Shares have no history of public trading, nor is it currently intended that the Shares will be listed on a public exchange or any other trading market in the near future.
No Trading History [Text Block]	The Shares have no history of public trading, nor is it currently intended that the Shares will be listed on a public exchange or any other trading market in the near future.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The following description of the terms of the shares of stock of the Fund is only a summary. For a complete description, please refer to the Fund’s charter (the “Charter”) and Bylaws (the “Bylaws”).

The Fund’s authorized capital consists of 2,000,000,000 shares of common stock, $0.001 par value per share. Of the total Shares authorized, 1,250,000,000 are classified and designated as Class I Shares, 250,000,000 are classified and designated as Class D Shares, 250,000,000 are classified and designated as Class S Shares, and 250,000,000 are classified and designated as Class T Shares.

There is currently no market for the Shares, and the Fund does not expect that a market for its Shares will develop in the foreseeable future, if ever. A majority of the entire Board may, without any action by the stockholders, amend the Charter from time to time to increase or decrease the aggregate number of shares of stock or the number of shares of any class or series that the Fund has authority to issue. Under Maryland law, the Fund’s stockholders generally will not be personally liable for the Fund’s debts or obligations.

Shares

General

All Shares offered pursuant to this Prospectus will be, upon issuance, duly authorized, fully paid and nonassessable. The Fund currently offers four classes of its Shares on a continuous basis: Class I Shares, Class D Shares, Class S Shares and Class T Shares. An investment in any share class of the Fund represents an investment in the same assets of the Fund. Each share class has different fees, as set forth in “Summary of Fund Expenses.” Certain share class details are set forth in “Plan of Distribution.” Common stockholders are entitled to receive distributions when, as and if authorized by the Board and declared by the Fund out of assets legally available for the payment of distributions. Common stockholders have no preference, conversion, exchange, sinking fund or repurchase rights, have no preemptive rights to subscribe for any of the Fund’s securities and have no appraisal rights unless the Board determines that appraisal rights apply, with respect to all or any classes of Shares, to one or more transactions occurring after the date of such determination in connection with which common stockholders would otherwise be entitled to exercise appraisal rights. Each class of Shares has equal earnings, assets, distribution, liquidation and other rights, except that the price at which shares of a particular class of Shares may be repurchased and the dividends and distributions of investment income and capital gains with respect to the class of Shares may vary with respect to each such class of Shares to reflect the different allocations of the expenses of the Fund among the holders of such classes of Shares and any resultant differences between the net asset values per share of such classes of Shares, to such extent and for such purposes as the Board may deem appropriate.

Distributions

Distributions may be paid to common stockholders if, as and when authorized by the Board and declared by the Fund out of assets legally available therefor.

The Fund does not have any preferred shares outstanding as of the date of this Prospectus. If in the future any preferred shares are outstanding, common stockholders generally will not be entitled to receive any distributions from the Fund unless (1) the Fund has paid all accumulated dividends on the preferred shares, (2) the Fund has repurchased the full number of preferred shares required to be repurchased by any provision for mandatory repurchase of such preferred shares, (3) immediately after such a distribution, the Fund has an asset coverage of at least 200%, (4) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable nationally recognized statistical rating organization (“NRSRO”), in each case, after giving effect to such a distribution and (5) there is no event of default existing under the terms of any of the Fund’s borrowings, in each case, after giving effect to such distributions.

So long as senior securities representing indebtedness of the Fund are outstanding, stockholders generally will not be entitled to receive any distributions from the Fund unless (1) there is no event of default existing under the terms of such indebtedness, (2) immediately after such a distribution, the Fund has an asset coverage of at least 300% and (3) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable NRSRO, in each case, after giving effect to such a distribution.

Dividend Reinvestment Plan

Pursuant to the DRIP, income dividends and/or capital gain distributions to stockholders will automatically be reinvested in additional Shares by the Plan Administrator unless a stockholder elects to receive cash. A stockholder may terminate participation in the DRIP at any time by notifying the Plan Administrator before the record date of the next distribution via email at brookiiai@sscinc.com or in writing to Brookfield Infrastructure Income Fund Inc. at P.O. Box 219501, Kansas City, MO 64121-9501. Investors may also terminate their participation in the DRIP by submitting an investor change form, which may be requested from the Adviser, via fax to 816-399-2686 (Local) or 833-419-3814 (Toll-Free). Stockholders whose Shares are held in the name of a broker or other nominee and who wish to elect to receive any dividends and distributions in cash must contact their broker or nominee. All distributions to stockholders who do not participate in the DRIP, or have elected to terminate their participation in the DRIP, are paid by wire or check mailed directly to the record holder by or under the direction of the Plan Administrator when the Board declares a distribution.

The Plan Administrator maintains all stockholder accounts in the DRIP and furnishes written confirmations of all transactions in the account, including information needed by stockholders for tax records. Shares in the account of each DRIP participant are held by the Plan Administrator in non-certificated form in the name of the participant, and each stockholder’s proxy includes Shares purchased pursuant to the DRIP. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for Shares held under the DRIP in accordance with the instructions of the participants.

There is no charge to participants for reinvesting regular distributions and capital gains distributions; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants. The fees of the Plan Administrator for handling the reinvestment of regular distributions and capital gains distributions are included in the fee to be paid by us to our transfer agent. There are no brokerage charges with respect to Shares are used directly by us as a result of regular distributions or capital gains distributions payable either in Shares or in cash.

The automatic reinvestment of such dividends or distributions does not relieve participants of any income tax that may be payable on such dividends or distributions. See “Certain U.S. Federal Income Tax Considerations.”

The Fund reserves the right to amend or terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund. All correspondence or questions concerning the DRIP should be directed to Brookfield Infrastructure Income Fund Inc., P.O. Box 219501, Kansas City, MO 64121-9501.

For direct stockholders, if you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions. Stockholders that are investors through a financial intermediary should contact their Selling Agent directly.

Liquidation Rights

The Fund’s stockholders are entitled to the then-current NAV per share of the assets legally available for distribution to the Fund’s stockholders in the event of the liquidation, dissolution or winding up of the Fund, after payment of or adequate provision for all of the Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon. These rights are subject to the preferential rights of outstanding shares of any other class or series of the Fund’s stock, including any preferred shares.

Voting Rights

Each outstanding Share generally entitles the holder to cast one vote on all matters submitted to a vote of the Fund’s stockholders, including the election of directors. The presence in person or by proxy of stockholders entitled to cast a majority of all the votes entitled to be cast (without regard to class) at a meeting of the Fund’s stockholders constitutes a quorum at the meeting, unless applicable law or regulatory requirements or the Charter requires a separate vote of one or more classes of the Fund’s stock, in which case the presence in person or by proxy of the stockholders entitled to cast a majority of all the votes entitled to be cast by stockholders of each such class of Shares on such a matter will constitute a quorum. The Charter requires such separate vote with respect to any matter which the Board determines affects only one or more (but less than all) classes of Shares, in which case only holders of the affected class or classes of Shares are entitled to vote.

There is no cumulative voting in the election of directors. Consequently, at each annual meeting of the Fund’s stockholders, the holders of a majority of the outstanding Shares entitled to vote will be able to elect all of the successors of the directors whose terms expire at that meeting, except that holders of a majority of the outstanding preferred shares, if any, will have the right, voting as a separate class, to elect two directors at all times.

Mandatory Repurchases

Shares are able to be repurchased at the option of the Fund without consent or other action by the stockholder or other person if the Fund determines that:

•        the Shares have vested in any other person other than by operation of law as a result of the death, divorce, dissolution, bankruptcy, insolvency or adjudicated incompetence of the stockholder;

•        ownership of the Shares by a stockholder or other person is likely to cause the Fund to be in violation of, or require registration of the Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities, or other laws of the U.S. or any other relevant jurisdiction;

•        continued ownership of the Shares by a stockholder may subject the Fund or any stockholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

•        any of the representations and warranties made by a stockholder or other person in connection with the acquisition of Shares were not true when made or has ceased to be true; or

•        with respect to a stockholder subject to special laws or compliance requirements, such as those imposed by ERISA, the Bank Holding Company Act or certain Federal Communication Commission regulations (collectively, “Special Laws or Regulations”), the stockholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold any Shares.

Shares will be repurchased at the NAV per share of the class of Shares being repurchased.

Preferred Shares

The Charter authorizes the Board to classify and reclassify any unissued shares of stock into shares of stock of other classes or series, including preferred shares, without the approval of common stockholders. Common stockholders have no preemptive right to purchase any preferred shares that the Fund may issue. As of the date of this Prospectus, the Fund had no preferred shares outstanding. The Fund may elect to issue additional preferred shares in the future as part of a leveraging strategy.

Prior to the issuance of shares of stock of any class or series, the Board is required by Maryland law and by the Charter to set the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each such class or series. Thus, the Board could authorize the Fund to issue shares of stock with terms that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for common stockholders or otherwise be in their best interests. Any issuance of preferred shares, however, must comply with the requirements of the Investment Company Act. If the Fund elects to issue preferred shares (and/or notes or other debt securities), its ability to make distributions to its common stockholders may be limited by the terms of such preferred shares or debt securities, the asset coverage requirements and other limitations imposed by the Investment Company Act, Maryland law and the Fund’s lenders.

Under the Investment Company Act, holders of the preferred shares would be entitled to elect two directors of the Fund at all times and to elect a majority of the Fund’s directors if at any time dividends on the preferred shares are unpaid in an amount equal to two full years’ dividends. Holders of the preferred shares would continue to have the right to elect a majority of the Fund’s directors until all dividends in arrears on the preferred shares have been paid. In addition, holders of the preferred shares would also be entitled to vote separately as a class on certain matters, which may at times give holders of preferred shares disproportionate influence over the Fund’s affairs.

Uncertificated Shares; Transfer Agent

The Fund does not issue certificates for shares of its stock. The Shares are held in “uncertificated” form, which will eliminate the physical handling and safekeeping responsibilities inherent in owning transferable share certificates and eliminate the need to return a duly executed share certificate to effect a transfer. The Transfer Agent acts as the Fund’s registrar and as the Transfer Agent for the Shares. With respect to Shares held by a financial intermediary on behalf of an investor, the financial intermediary will be responsible for the functions of the registrar and transfer agent. Transfers can be effected simply by mailing a transfer and assignment form, which the Fund will provide to you at no charge, to the Transfer Agent.

	See “Custodian and Transfer Agent.
Security Dividends [Text Block]

Distributions

Distributions may be paid to common stockholders if, as and when authorized by the Board and declared by the Fund out of assets legally available therefor.

The Fund does not have any preferred shares outstanding as of the date of this Prospectus. If in the future any preferred shares are outstanding, common stockholders generally will not be entitled to receive any distributions from the Fund unless (1) the Fund has paid all accumulated dividends on the preferred shares, (2) the Fund has repurchased the full number of preferred shares required to be repurchased by any provision for mandatory repurchase of such preferred shares, (3) immediately after such a distribution, the Fund has an asset coverage of at least 200%, (4) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable nationally recognized statistical rating organization (“NRSRO”), in each case, after giving effect to such a distribution and (5) there is no event of default existing under the terms of any of the Fund’s borrowings, in each case, after giving effect to such distributions.

So long as senior securities representing indebtedness of the Fund are outstanding, stockholders generally will not be entitled to receive any distributions from the Fund unless (1) there is no event of default existing under the terms of such indebtedness, (2) immediately after such a distribution, the Fund has an asset coverage of at least 300% and (3) the assets in the Fund’s portfolio meet any asset coverage requirements set forth by the Fund’s lenders or any applicable NRSRO, in each case, after giving effect to such a distribution.

Security Voting Rights [Text Block]

Voting Rights

Each outstanding Share generally entitles the holder to cast one vote on all matters submitted to a vote of the Fund’s stockholders, including the election of directors. The presence in person or by proxy of stockholders entitled to cast a majority of all the votes entitled to be cast (without regard to class) at a meeting of the Fund’s stockholders constitutes a quorum at the meeting, unless applicable law or regulatory requirements or the Charter requires a separate vote of one or more classes of the Fund’s stock, in which case the presence in person or by proxy of the stockholders entitled to cast a majority of all the votes entitled to be cast by stockholders of each such class of Shares on such a matter will constitute a quorum. The Charter requires such separate vote with respect to any matter which the Board determines affects only one or more (but less than all) classes of Shares, in which case only holders of the affected class or classes of Shares are entitled to vote.

There is no cumulative voting in the election of directors. Consequently, at each annual meeting of the Fund’s stockholders, the holders of a majority of the outstanding Shares entitled to vote will be able to elect all of the successors of the directors whose terms expire at that meeting, except that holders of a majority of the outstanding preferred shares, if any, will have the right, voting as a separate class, to elect two directors at all times.

Security Liquidation Rights [Text Block]

Liquidation Rights

The Fund’s stockholders are entitled to the then-current NAV per share of the assets legally available for distribution to the Fund’s stockholders in the event of the liquidation, dissolution or winding up of the Fund, after payment of or adequate provision for all of the Fund’s known debts and liabilities, including any outstanding debt securities or other borrowings and any interest thereon. These rights are subject to the preferential rights of outstanding shares of any other class or series of the Fund’s stock, including any preferred shares.

Security Preemptive and Other Rights [Text Block]	Common stockholders have no preference, conversion, exchange, sinking fund or repurchase rights, have no preemptive rights to subscribe for any of the Fund’s securities and have no appraisal rights unless the Board determines that appraisal rights apply, with respect to all or any classes of Shares, to one or more transactions occurring after the date of such determination in connection with which common stockholders would otherwise be entitled to exercise appraisal rights.
General [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

GENERAL

No Assurance of Investment Return.    The Adviser cannot provide assurance that it will be able to successfully implement the Fund’s investment strategy, or that Portfolio Investments will generate expected returns. Moreover, the Adviser cannot provide assurance that any stockholder will receive a return of its capital or any distribution from the Fund or be able to withdraw from the Fund within a specific period of time. Past performance of investment entities associated with Brookfield, the Adviser or its investment professionals is not necessarily indicative of future results or performance and there can be no assurance that the Fund will achieve comparable results. Accordingly, investors should draw no conclusions from the performance of any other investments of Brookfield or the Adviser, and should not expect to achieve similar results. An investment in the Fund involves a risk of partial or total loss of capital and should only be considered by potential investors with high tolerance for risk.

No Assurance of Investment Return [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Assurance of Investment Return.    The Adviser cannot provide assurance that it will be able to successfully implement the Fund’s investment strategy, or that Portfolio Investments will generate expected returns. Moreover, the Adviser cannot provide assurance that any stockholder will receive a return of its capital or any distribution from the Fund or be able to withdraw from the Fund within a specific period of time. Past performance of investment entities associated with Brookfield, the Adviser or its investment professionals is not necessarily indicative of future results or performance and there can be no assurance that the Fund will achieve comparable results. Accordingly, investors should draw no conclusions from the performance of any other investments of Brookfield or the Adviser, and should not expect to achieve similar results. An investment in the Fund involves a risk of partial or total loss of capital and should only be considered by potential investors with high tolerance for risk.

Risks Associated with Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS ASSOCIATED WITH MARKET CONDITIONS

General Economic Conditions.    Changes in general global, regional and/or United States economic and geopolitical conditions may affect the Fund’s activities. Interest rates, general levels of economic activity, the price of securities and participation by other investors in the financial markets may affect the market in which the Fund makes Portfolio Investments or the value and number of Portfolio Investments made by the Fund or considered for prospective investment. Material changes and fluctuations in the economic environment, particularly of the type experienced in the years following 2008 that caused significant dislocations, illiquidity and volatility in the wider global economy, also may affect the Fund’s ability to make Portfolio Investments and the value of Portfolio Investments held by the Fund or the Fund’s ability to dispose of Portfolio Investments. The short-term and the longer-term impact of these events are uncertain, but they could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity. Any economic downturn resulting from a recurrence of such marketplace events and/or continued volatility in the financial markets could adversely affect the financial resources of Portfolio Investments. Portfolio Investments can be expected to be sensitive to the performance of the overall economy. Moreover, a serious pandemic, natural disaster, armed conflict, threats of terrorism, terrorist attacks and the impact of military or other action could severely disrupt global, national and/or regional economies. A resulting negative impact on economic fundamentals and consumer and business confidence may negatively impact market value, increase market volatility and reduce liquidity, all of which could have an adverse effect on the performance of Portfolio Investments, the Fund’s returns and the Fund’s ability to make and/or dispose of Portfolio Investments. No assurance can be given as to the effect of these events on the Portfolio Investments or the Fund’s investment objectives. See also “Infectious Illness Risk” below.

Highly Competitive Market for Investment Opportunities.    The success of the Fund depends, in large part, on the availability of a sufficient number of investment opportunities that fall within the Fund’s investment objectives and the ability of the Adviser to identify, negotiate, close, manage and exit those investment opportunities. The activity of identifying, completing and realizing attractive investments is highly competitive and involves a high degree of uncertainty, especially with respect to timing. There can be no assurance that the Adviser will be able to locate and complete Portfolio Investments which enable the Fund to invest its capital in opportunities that satisfy the Fund’s investment objectives or realize the value of these Portfolio Investments, nor can there be any assurance that the Fund will be able to make Portfolio Investments on favorable terms and conditions. Failures in identifying or consummating Portfolio Investments on satisfactory or favorable terms could reduce the number of Portfolio Investments that are completed, reduce the Fund’s returns, and slow the Fund’s growth.

The Fund will compete for the right to make Portfolio Investments with an ever-increasing number of other parties, including other consortia and companies, other private investment funds as well as individuals, financial institutions and other institutions, some of which may have greater resources than the Fund. As a result of such competition, the Fund may have difficulty in making certain Portfolio Investments or, alternatively, the Fund may be required to make Portfolio Investments on economic terms less favorable than anticipated. If the Fund fails to make new Portfolio Investments or makes Portfolio Investments on less favorable terms, the Fund’s financial condition and results of operations could be materially and adversely affected.

Portfolio Investments may also face competition from other infrastructure assets in the vicinity of the assets they operate (including those owned by Brookfield and other Brookfield vehicles), the presence of which depends in part on government plans and policies. Such competition may materially and adversely affect the Fund’s business, financial conditions and results of operations.

Hedging Transactions.    The Fund or a Portfolio Company may utilize financial instruments such as forward contracts, options, warrants, swaps (including credit default swaps and total return swaps), caps, collars, floors and other derivatives to seek to hedge against fluctuations in the relative values of their assets as a result of changes in currency exchange rates, market interest rates and public security prices. While these transactions may reduce certain risks, the transactions themselves entail certain other risks. Hedging against a decline in the value of a Portfolio Investment does not eliminate fluctuations in the value of such Portfolio Investment or prevent losses if the value of such Portfolio Investment declines, but instead establishes other positions designed to gain from those same developments, thus offsetting the decline in such Portfolio Investment’s value. These types of hedge transactions also limit the opportunity for gain if the value of such Portfolio Investment should increase.

The success of hedging transactions will be subject to the ability to correctly predict movements in and the direction of, currency exchange rates, interest rates, commodity prices and public security prices. Therefore, while the Fund or a Portfolio Company may enter into hedging transactions to seek to reduce these risks, unanticipated changes in currency exchange rates, interest rates, commodity prices or public security prices that do not occur within a given timeframe may result in a poorer overall performance for the Fund than if it had not engaged in any hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements of the Portfolio Investments being hedged may vary. Moreover, for a variety of reasons, the Fund or a Portfolio Company may not have established a perfect correlation between hedging instruments and the Portfolio Investments being hedged. This imperfect correlation may prevent the Fund, or a Portfolio Company, as applicable, from achieving the intended hedge or expose it to risk of loss.

In addition, there is no limit on the exposure that may be incurred to any single counterparty with over- the-counter derivative instruments, exchange listed securities, options, repurchase agreements or other similar transactions and, as a result, if any such counterparty becomes unable to pay amounts due on such instruments or transactions, the financial losses to the Fund would be greater than if such limits were imposed.

Furthermore, the creditworthiness of a counterparty to any hedging transaction entered into by the Fund may change over time and, while such counterparty may have been creditworthy at the time such transaction was entered into, there is no guarantee such counterparty will remain creditworthy throughout the duration of the Fund or that such counterparty will be able to perform its obligations under, or pay amounts due on, such hedging transactions. This risk is also subject to, and heightened by, commodity price fluctuations.

Moreover, the U.S. Commodity Futures Trading Commission (the “CFTC”) and other federal and global financial regulators have adopted margin requirements for uncleared derivatives which may present significant challenges and additional risks for the Fund, including increased costs, reduced access to dealer counterparties, potential decreases in market liquidity and other unforeseen consequences. These requirements also may result in the Fund being unable to adequately hedge its Portfolio Investments, which may have an adverse impact on the performance of the Fund. It is likely that the Fund will leave unhedged certain currency exchange rates, interest rates, commodity prices and public security prices and in any such case, the Fund will be exposed to risk that such fluctuation of prices thereof will decline during the term of the Portfolio Investments such that the results of such Portfolio Investments will be worse in United States dollar terms than the results based upon the local currency. It is also possible that the Fund could be overhedged and that could also result in a decline in value during the term of the Portfolio Investment.

Commodity Price Risk.    Infrastructure Investments may be subject to commodity price risk, including the price of electricity and the price of fuel. The operation and cash flows of Infrastructure Investments may depend, in some cases to a significant extent, upon prevailing market prices for energy commodities. Historically, the markets for oil, gas, coal and power have been volatile. This volatility is likely to continue in the future. Market prices of these energy commodities may fluctuate materially depending on a variety of factors beyond the control of the Adviser or the Fund, including weather conditions and foreign and domestic supply. See “Unforeseen Events Risk” below.

Inflation and Interest Rate Risk.    Inflation could directly, materially and adversely affect the Portfolio Investments. If an Infrastructure Investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be materially and adversely affected. Portfolio Investments may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the company will earn more revenue, but will incur higher expenses; if inflation declines, the company may not be able to reduce expenses in line with any resulting reduction in revenue. Many infrastructure businesses seek to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate. While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash available for distribution to investors. In addition, the market value of Infrastructure Investments may decline in times of higher inflation rates given that the most commonly used methodologies for valuing Portfolio Investments (e.g., discounted cash flow analysis) are sensitive to rising inflation and real interest rates. Finally, wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of Infrastructure Investments. Accordingly, changes in the rate of inflation may affect the forecasted or actual profitability of a Portfolio Company.

Certain countries’ economies, including in particular many emerging markets, have experienced extremely high rates of inflation for extended periods of time. Inflation has, and may continue to have, negative effects on the economies of certain of these countries. For example, the risks associated with transactions using local currencies are significantly greater in hyper-inflationary economies than in other less inflationary markets.

Refinancing Risk.    Although the Adviser or an affiliate thereof may seek to refinance Portfolio Investments during the Fund’s period of ownership, there is no guarantee that the Adviser or an affiliate thereof will be able to achieve this for any particular Portfolio Investment and the failure to do so may impair the value of the Portfolio Investment.

Regional Risk; Interdependence of Markets.    Economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could result in problems in one country adversely affecting regional and even global economic conditions and markets. The market and the economy of a particular country in which the Fund invests is influenced by economic and market conditions in other countries in the same region or elsewhere in the world. Similarly, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets. A repeat of either of these crises or the occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.

Trade Policy.    Political leaders in the U.S. and certain European nations have been elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S. including from China, Canada and Mexico. There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies could further increase costs, decrease margins, reduce the competitiveness of products and services offered by Portfolio Investments and adversely affect the revenues and profitability of companies and Portfolio Investments whose businesses rely on goods imported from outside of the United States.

Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. In particular, the ongoing trade dispute between the U.S. and China is expected to be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or causing other adverse effects on international markets, international trade agreements and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise). This dispute has already had negative economic consequences on U.S. markets, and there could be additional significant impacts on the industries in which the Fund participates and other adverse impacts on the Fund’s investments.

Infectious Illness Risk.    A widespread outbreak of an infectious illness may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

General Economic Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic Conditions.    Changes in general global, regional and/or United States economic and geopolitical conditions may affect the Fund’s activities. Interest rates, general levels of economic activity, the price of securities and participation by other investors in the financial markets may affect the market in which the Fund makes Portfolio Investments or the value and number of Portfolio Investments made by the Fund or considered for prospective investment. Material changes and fluctuations in the economic environment, particularly of the type experienced in the years following 2008 that caused significant dislocations, illiquidity and volatility in the wider global economy, also may affect the Fund’s ability to make Portfolio Investments and the value of Portfolio Investments held by the Fund or the Fund’s ability to dispose of Portfolio Investments. The short-term and the longer-term impact of these events are uncertain, but they could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity. Any economic downturn resulting from a recurrence of such marketplace events and/or continued volatility in the financial markets could adversely affect the financial resources of Portfolio Investments. Portfolio Investments can be expected to be sensitive to the performance of the overall economy. Moreover, a serious pandemic, natural disaster, armed conflict, threats of terrorism, terrorist attacks and the impact of military or other action could severely disrupt global, national and/or regional economies. A resulting negative impact on economic fundamentals and consumer and business confidence may negatively impact market value, increase market volatility and reduce liquidity, all of which could have an adverse effect on the performance of Portfolio Investments, the Fund’s returns and the Fund’s ability to make and/or dispose of Portfolio Investments. No assurance can be given as to the effect of these events on the Portfolio Investments or the Fund’s investment objectives. See also “Infectious Illness Risk” below.

Highly Competitive Market for Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Highly Competitive Market for Investment Opportunities.    The success of the Fund depends, in large part, on the availability of a sufficient number of investment opportunities that fall within the Fund’s investment objectives and the ability of the Adviser to identify, negotiate, close, manage and exit those investment opportunities. The activity of identifying, completing and realizing attractive investments is highly competitive and involves a high degree of uncertainty, especially with respect to timing. There can be no assurance that the Adviser will be able to locate and complete Portfolio Investments which enable the Fund to invest its capital in opportunities that satisfy the Fund’s investment objectives or realize the value of these Portfolio Investments, nor can there be any assurance that the Fund will be able to make Portfolio Investments on favorable terms and conditions. Failures in identifying or consummating Portfolio Investments on satisfactory or favorable terms could reduce the number of Portfolio Investments that are completed, reduce the Fund’s returns, and slow the Fund’s growth.

The Fund will compete for the right to make Portfolio Investments with an ever-increasing number of other parties, including other consortia and companies, other private investment funds as well as individuals, financial institutions and other institutions, some of which may have greater resources than the Fund. As a result of such competition, the Fund may have difficulty in making certain Portfolio Investments or, alternatively, the Fund may be required to make Portfolio Investments on economic terms less favorable than anticipated. If the Fund fails to make new Portfolio Investments or makes Portfolio Investments on less favorable terms, the Fund’s financial condition and results of operations could be materially and adversely affected.

Portfolio Investments may also face competition from other infrastructure assets in the vicinity of the assets they operate (including those owned by Brookfield and other Brookfield vehicles), the presence of which depends in part on government plans and policies. Such competition may materially and adversely affect the Fund’s business, financial conditions and results of operations.

Hedging Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Transactions.    The Fund or a Portfolio Company may utilize financial instruments such as forward contracts, options, warrants, swaps (including credit default swaps and total return swaps), caps, collars, floors and other derivatives to seek to hedge against fluctuations in the relative values of their assets as a result of changes in currency exchange rates, market interest rates and public security prices. While these transactions may reduce certain risks, the transactions themselves entail certain other risks. Hedging against a decline in the value of a Portfolio Investment does not eliminate fluctuations in the value of such Portfolio Investment or prevent losses if the value of such Portfolio Investment declines, but instead establishes other positions designed to gain from those same developments, thus offsetting the decline in such Portfolio Investment’s value. These types of hedge transactions also limit the opportunity for gain if the value of such Portfolio Investment should increase.

The success of hedging transactions will be subject to the ability to correctly predict movements in and the direction of, currency exchange rates, interest rates, commodity prices and public security prices. Therefore, while the Fund or a Portfolio Company may enter into hedging transactions to seek to reduce these risks, unanticipated changes in currency exchange rates, interest rates, commodity prices or public security prices that do not occur within a given timeframe may result in a poorer overall performance for the Fund than if it had not engaged in any hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements of the Portfolio Investments being hedged may vary. Moreover, for a variety of reasons, the Fund or a Portfolio Company may not have established a perfect correlation between hedging instruments and the Portfolio Investments being hedged. This imperfect correlation may prevent the Fund, or a Portfolio Company, as applicable, from achieving the intended hedge or expose it to risk of loss.

In addition, there is no limit on the exposure that may be incurred to any single counterparty with over- the-counter derivative instruments, exchange listed securities, options, repurchase agreements or other similar transactions and, as a result, if any such counterparty becomes unable to pay amounts due on such instruments or transactions, the financial losses to the Fund would be greater than if such limits were imposed.

Furthermore, the creditworthiness of a counterparty to any hedging transaction entered into by the Fund may change over time and, while such counterparty may have been creditworthy at the time such transaction was entered into, there is no guarantee such counterparty will remain creditworthy throughout the duration of the Fund or that such counterparty will be able to perform its obligations under, or pay amounts due on, such hedging transactions. This risk is also subject to, and heightened by, commodity price fluctuations.

Moreover, the U.S. Commodity Futures Trading Commission (the “CFTC”) and other federal and global financial regulators have adopted margin requirements for uncleared derivatives which may present significant challenges and additional risks for the Fund, including increased costs, reduced access to dealer counterparties, potential decreases in market liquidity and other unforeseen consequences. These requirements also may result in the Fund being unable to adequately hedge its Portfolio Investments, which may have an adverse impact on the performance of the Fund. It is likely that the Fund will leave unhedged certain currency exchange rates, interest rates, commodity prices and public security prices and in any such case, the Fund will be exposed to risk that such fluctuation of prices thereof will decline during the term of the Portfolio Investments such that the results of such Portfolio Investments will be worse in United States dollar terms than the results based upon the local currency. It is also possible that the Fund could be overhedged and that could also result in a decline in value during the term of the Portfolio Investment.

Commodity Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodity Price Risk.    Infrastructure Investments may be subject to commodity price risk, including the price of electricity and the price of fuel. The operation and cash flows of Infrastructure Investments may depend, in some cases to a significant extent, upon prevailing market prices for energy commodities. Historically, the markets for oil, gas, coal and power have been volatile. This volatility is likely to continue in the future. Market prices of these energy commodities may fluctuate materially depending on a variety of factors beyond the control of the Adviser or the Fund, including weather conditions and foreign and domestic supply. See “Unforeseen Events Risk” below.

Inflation and Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation and Interest Rate Risk.    Inflation could directly, materially and adversely affect the Portfolio Investments. If an Infrastructure Investment is unable to increase its revenue in times of higher inflation, its profitability and ability to distribute dividends may be materially and adversely affected. Portfolio Investments may have long-term rights to income linked to some extent to inflation, whether by government regulations, contractual arrangement or other factors. Typically, as inflation rises, the company will earn more revenue, but will incur higher expenses; if inflation declines, the company may not be able to reduce expenses in line with any resulting reduction in revenue. Many infrastructure businesses seek to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate. While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash available for distribution to investors. In addition, the market value of Infrastructure Investments may decline in times of higher inflation rates given that the most commonly used methodologies for valuing Portfolio Investments (e.g., discounted cash flow analysis) are sensitive to rising inflation and real interest rates. Finally, wage and price controls have been imposed at times in certain countries in an attempt to control inflation, which could significantly affect the operation of Infrastructure Investments. Accordingly, changes in the rate of inflation may affect the forecasted or actual profitability of a Portfolio Company.

Certain countries’ economies, including in particular many emerging markets, have experienced extremely high rates of inflation for extended periods of time. Inflation has, and may continue to have, negative effects on the economies of certain of these countries. For example, the risks associated with transactions using local currencies are significantly greater in hyper-inflationary economies than in other less inflationary markets.

Refinancing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Refinancing Risk.    Although the Adviser or an affiliate thereof may seek to refinance Portfolio Investments during the Fund’s period of ownership, there is no guarantee that the Adviser or an affiliate thereof will be able to achieve this for any particular Portfolio Investment and the failure to do so may impair the value of the Portfolio Investment.

Regional Risk; Interdependence of Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regional Risk; Interdependence of Markets.    Economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could result in problems in one country adversely affecting regional and even global economic conditions and markets. The market and the economy of a particular country in which the Fund invests is influenced by economic and market conditions in other countries in the same region or elsewhere in the world. Similarly, concerns about the fiscal stability and growth prospects of certain European countries in the last economic downturn had a negative impact on most economies of the Eurozone and global markets. A repeat of either of these crises or the occurrence of similar crises in the future could cause increased volatility in the economies and financial markets of countries throughout a region, or even globally.

Trade Policy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Trade Policy.    Political leaders in the U.S. and certain European nations have been elected on protectionist platforms, fueling doubts about the future of global free trade. The U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multilateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. For example, the U.S. government has imposed, and may in the future further increase, tariffs on certain foreign goods, including from China, such as steel and aluminum. Some foreign governments, including China, have instituted retaliatory tariffs on certain U.S. goods and have indicated a willingness to impose additional tariffs on U.S. products. Most recently, the current U.S. presidential administration has imposed or sought to impose significant increases to tariffs on goods imported into the U.S. including from China, Canada and Mexico. There is uncertainty as to further actions that may be taken under the current U.S. presidential administration with respect to U.S. trade policy. Further governmental actions related to the imposition of tariffs or other trade barriers or changes to international trade agreements or policies could further increase costs, decrease margins, reduce the competitiveness of products and services offered by Portfolio Investments and adversely affect the revenues and profitability of companies and Portfolio Investments whose businesses rely on goods imported from outside of the United States.

Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments. In particular, the ongoing trade dispute between the U.S. and China is expected to be an ongoing source of instability, potentially resulting in significant currency fluctuations and/or causing other adverse effects on international markets, international trade agreements and/or other existing cross-border cooperation arrangements (whether economic, tax, fiscal, legal, regulatory or otherwise). This dispute has already had negative economic consequences on U.S. markets, and there could be additional significant impacts on the industries in which the Fund participates and other adverse impacts on the Fund’s investments.

Infectious Illness Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Infectious Illness Risk.    A widespread outbreak of an infectious illness may result in travel restrictions, disruption of healthcare services, prolonged quarantines, cancellations, supply chain disruptions, business closures, lower consumer demand, layoffs, ratings downgrades, defaults and other significant economic, social and political impacts. Markets may experience temporary closures, extreme volatility, severe losses, reduced liquidity and increased trading costs. Such events may adversely affect the Fund, its investments, and the value of your investment in the Fund.

Risks Associated with the Fund’s Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS ASSOCIATED WITH THE FUND’S PORTFOLIO INVESTMENTS

Risks Associated with Investments in Infrastructure Securities.    The Portfolio Investments will be subject to the risks incidental to the ownership and operation of infrastructure projects, including risks associated with the general economic climate, geographic or market concentration, the ability of the Fund to manage the Portfolio Investment, government regulations and fluctuations in interest rates. Since investments in infrastructure securities, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in occasional or permanent reductions in the value of the Portfolio Investments. Such specific market conditions could include, but are not limited to, the following: (i) demand for commodities, such as natural gas or minerals; (ii) impact of alternative technologies on our business and cyber security attacks; (iii) ability to successfully identify, complete and integrate acquisitions; (iv) competition with other market participants; (v) construction or expansion or projects, environmental damage and future capital expenditures; (vi) economic regulation and adverse regulatory decisions in the countries we operate, including nationalization or the imposition of new taxes; (vii) supply chain disruptions; and (viii) adverse claims or governmental rights or governmental rights asserted against the lands used for our infrastructure assets.

Equity Securities.    The Fund intends to invest in common and preferred stock and other equity and equity-linked securities, including both public and private equity securities. Equity securities generally involve a high degree of risk and will be subordinate to the debt securities and other indebtedness of the issuers of such equity securities. Prices of equity securities generally fluctuate more than prices of debt securities and are more likely to be affected by poor economic or market conditions. In some cases, the issuers of such equity securities may be highly leveraged or subject to other risks such as limited product lines, markets or financial resources. In addition, actual and perceived accounting irregularities may cause dramatic price declines in the equity securities of companies reporting such irregularities or that are rumored to be subject to accounting irregularities. The Fund may experience a substantial or complete loss on individual equity securities.

Debt Portfolio Investments.    The Fund is permitted to invest in loans and debt securities, including higher yielding (and, therefore, higher risk) debt securities and credit-related instruments. Such debt may be secured or unsecured and may be structurally or contractually subordinated to substantial amounts of senior indebtedness. In the event of bankruptcy or liquidation of a borrower or issuer of such securities, there may not be enough proceeds to repay the holders of such indebtedness following repayment to the holders of senior indebtedness. Moreover, such debt Portfolio Investments may not be protected by financial covenants or limitations upon additional indebtedness and there is no minimum credit rating for such debt Portfolio Investments. In certain cases, such debt may be rated below “investment grade” or may be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. Other factors may materially and adversely affect the market price and yield of such debt Portfolio Investments, including investor demand, changes in the financial condition of the applicable Portfolio Company, government fiscal policy and domestic or worldwide economic conditions. A borrower or issuer may face significant ongoing uncertainties and exposure to adverse conditions that may undermine its ability to make timely payment of interest and principal. The market values of certain of these debt securities may reflect individual corporate developments. It is likely that a major economic recession could have a materially adverse impact on the value of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these debt securities. In addition, the secondary market on which such debt instruments are traded may be less liquid than the market for investment-grade securities, meaning such debt instruments are subject to greater liquidity risk than investment-grade securities, and it may be more difficult to hedge against the risks associated with such debt instruments. Such instruments are regarded as predominantly speculative with respect to a borrower’s or issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Analysis of the creditworthiness of issuers of below investment-grade and unrated debt instruments may be more complex than for issuers of higher-quality debt obligations. In this regard, the Fund’s success in achieving its investment strategies in respect of debt Portfolio Investments may therefore depend more heavily on the Adviser’s credit analysis than if the Fund invested primarily in higher-quality and rated securities.

Distressed Investments.    The Fund may invest in securities of Portfolio Investments that are in weak financial condition, experiencing poor operating results, having substantial financial needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings, as applicable. Portfolio Investments of this type involve substantial financial business risks that can result in substantial or total losses.

Portfolio Investments or prospective portfolio companies may be or may become involved in bankruptcy proceedings as may parent organizations of Portfolio Investments or prospective portfolio companies that are within distressed industries or subject to distressed situations. Bankruptcy or other insolvency proceedings are highly complex and may result in unpredictable outcomes. The bankruptcy courts have extensive power and, under some circumstances, may alter contractual obligations of a bankrupt company. Stockholders, creditors and other interested parties are all entitled to participate in bankruptcy proceedings to attempt to influence the outcome for their own benefit. A variety of factors may affect the bargaining position of holders of distressed Portfolio Investments and may accordingly affect the outcome. The time required to conclude a bankruptcy case is unpredictable, and may have a material impact on the value of a distressed Portfolio Investment. It also frequently is a critical variable in determining the rate of return on a distressed Portfolio Investment.

Distressed Portfolio Investments require active monitoring and may, at times, require participation in business strategy or reorganization proceedings by the Adviser. To the extent that the Adviser becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. In addition, involvement by the Adviser in an issuer’s reorganization proceedings (or by having representatives on a creditor’s committee or on its board of directors) could result in the imposition of restrictions limiting the Fund’s ability to liquidate its position in the issuer.

The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of a Portfolio Company’s assets or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a Portfolio Company in which the Fund invests, the Fund may lose its entire Portfolio Investment, may be required to accept cash or securities with a value less than the Fund’s original Portfolio Investment, and/or may be required to accept payment over an extended period of time.

Credit Risk.    One of the fundamental risks associated with investments in debt investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s returns would be adversely impacted if a Portfolio Company becomes unable to make such payments when due. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations, which are rated by rating agencies, are often reviewed and may be subject to downgrade. “Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate debt securities) and directly (especially in the case of debt instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules. In addition, interest rate increases generally will increase the interest carrying costs to the Fund of borrowed securities and leveraged Portfolio Investments.

Regulatory and Legal Risks.    Many, if not all, of the Portfolio Investments will be in entities or assets that are subject to substantial regulation by governmental agencies. In addition, their operations may often rely on governmental licenses, concessions, leases or contracts that are generally very complex and may result in disputes over interpretation or enforceability. If any Portfolio Investments fail to comply with these regulations or contractual obligations, they could be subject to monetary penalties or they may lose their rights to operate the underlying Infrastructure Investments or both. Where their ability to operate an Infrastructure Investment is subject to a concession or lease from the government, the concession or lease may restrict their ability to operate the asset in a way that maximizes cash flows and profitability. The lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the lease or concession may enable the government to terminate the lease or concession in certain circumstances (such as a default by the Portfolio Company) without requiring it to pay adequate compensation. In addition, governments also may have the discretion to change (including by reducing rates or allowed rates of return) or increase regulation of the operations of the Portfolio Investments or to implement laws, regulations or policies affecting their operations, separate from any contractual rights that the governments may have. Such new laws, regulations or policies may require the Fund to restructure a Portfolio Company or obtain additional licenses or approvals, which such restructuring, licenses or approvals may be costly and cause delays in acquiring, disposing of or implementing change at such Portfolio Company. Governments have considerable discretion in implementing regulations and policies that could impact these Portfolio Investments and may be influenced by political considerations and make decisions that materially and adversely affect such Portfolio Investments and their operations.

Market Abuse.    Any fraud, price manipulation, market abuse, or improper influence in markets in which the Fund directly or indirectly invests may have a material adverse effect on the Fund. There can be no assurance that any form of regulation or any market constraints would prevent fraud, price manipulation, market abuse, or improper influence in the future. Moreover, there can be no assurance that any redress would be available to, or would be practical for, the Fund to pursue with respect to any particular fraud, price manipulation, market abuse, or improper influence.

Public Infrastructure Risks.    Portfolio Investments may control assets that constitute significant strategic value to public or governmental bodies. Such assets may have a national or regional profile and may have monopolistic or oligopolistic characteristics. The very nature of these assets could create additional risks not common in other industries. Given the national or regional profile and/or irreplaceable nature of certain strategic assets, such assets may constitute a higher risk target for terrorist acts or political actions, such as expropriation, which may negatively affect the operations, revenue, profitability or contractual relationships of Portfolio Investments. For example, in response to public pressure and/or lobbying efforts by specific interest groups, government entities may put pressure on Portfolio Investments to reduce toll rates, limit or abandon planned rate increases and/or exempt certain classes of users from tolls. Given the essential nature of such services provided by certain public infrastructure, there is also a higher probability that if an owner of such assets fails to make such services available, users of such services may incur significant damage and may be unable to replace the supply or mitigate any such damage, thereby heightening the risks of third-party claims. These assets are also impacted by the interests of local communities and stakeholders, which may affect the operation of such assets. Certain of these communities may have or develop interests or objectives which are different from, or even in conflict with, the owners of such assets.

Environmental Risks.    The operation of Infrastructure Investments is subject to numerous statutes, rules and regulations relating to environmental protection. There is the possibility of existing or future environmental contamination, including soil and groundwater contamination, as a result of the spillage of hazardous materials or other pollutants.

Under various environmental statutes, rules and regulations of the appropriate jurisdiction, a current or previous owner or operator of real property may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. These laws often impose liability whether or not the owner or operator knew of or was responsible for, the presence of hazardous materials. Environmental statutes, rules and regulations can also change or a condition at a Portfolio Company can change and lead to liabilities or obligations that did not exist or were not foreseen at the time of the Portfolio Investment. The presence of hazardous materials on a property could also result in personal injury, property damage or similar claims by private parties.

Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of those materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person. Any liability of Portfolio Investments resulting from non-compliance or other claims relating to environmental matters or any costs related to coming into compliance could have a material adverse effect on the value of the Portfolio Investments.

Unforeseen Events Risk.    The use of infrastructure assets may be interrupted or otherwise affected by a variety of events outside the Adviser’s control, including serious traffic accidents, natural disasters (such as fire, floods, earthquakes and typhoons), man-made disasters (including terrorism), defective design and construction, slope failure, bridge and tunnel collapse, road subsidence, toll rates, fuel prices, environmental legislation or regulation, general economic conditions, labor disputes and other unforeseen circumstances and incidents. Certain of these events have affected toll roads, bridges, tunnels and other infrastructure assets in the past and if the use of the Infrastructure Investments operated by Portfolio Investments is interrupted in whole or in part for any period as a result of any such events, the revenues of such Portfolio Investments could be reduced, the costs of maintenance or restoration could be increased and the overall public confidence in such Infrastructure Investments could be reduced. There can be no assurance that such Portfolio Investments’ insurance would cover liabilities resulting from claims relating to the design, construction, maintenance or operation of the toll roads, bridges, tunnels, dams or other Infrastructure Investments, lost toll revenues or increased expenses resulting from such damage.

Transport Risk.    The success of transportation companies are subject to a number of factors such as exposure to contracted assets, risks in connection with re-contracting, and merchant exposure where a portion of revenues are not contracted and may otherwise be subject to fluctuation. Moreover, transportation companies are subject to a number of additional risks, including increased competition in the transport sector, increased costs, and changes to existing concessions agreements.

Toll Rates Risk.    The Fund may invest in Portfolio Investments that derive substantially all of their revenues from collecting tolls from users of roads, tunnels, bridges, rail networks, airports, ferries or seaports. Users of the toll roads, tunnels, bridges, rail networks, airports, ferries or seaports operated by Portfolio Investments may react negatively to any adjustments to the applicable toll rates or public pressure may cause relevant government authorities to challenge the toll rates. Users may react adversely to toll rates, for example, by avoiding tolls or refusing to pay tolls, resulting in lower traffic volumes and reduced toll revenues. In addition, adverse public opinion or lobbying efforts by specific interest groups, could result in governmental pressure on Portfolio Investments to reduce their toll rates or to forego planned rate increases. The Adviser cannot guarantee that government bodies with which Portfolio Investments have concession agreements will not try to exempt certain vehicle types from tolls or negotiate lower toll rates. If public pressure or government action forces Portfolio Investments to restrict their toll rate increases or reduce their toll rates and they are not able to secure adequate compensation to restore the economic balance of the relevant concession agreement, the Fund’s business, financial condition and results of operations could be materially and adversely affected.

Renewable Power Risk.    Renewable power companies are dependent upon factors such as available water flows, wind conditions, weather conditions and technological primacy generally that may significantly impact the performance of such companies and assets. Hydrology, wind and weather conditions generally have natural variations from season to season and from year to year and may also change permanently because of climate change or other factors. A natural disaster could impact water flows and water rights are generally owned or controlled by governments that reserve the right to control water levels or may impose water-use requirements as a condition of license renewal. Wind energy is highly dependent on weather conditions and, in particular, on wind conditions. Moreover, technology use generally by renewable power companies is accompanied by the attendant costs of maintaining such technology while in use and subject to increased risks of obsolescence associated with emerging and disruptive new technologies. Furthermore, these risks may be exacerbated where assets are not winterized or otherwise built with technologies that enable the asset to withstand extreme weather conditions.

Utility and Midstream Risk.    Risks that are intrinsic to the utility and midstream infrastructure sectors include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, exposure to health, safety and security risks, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of utility and power generation facilities. There are substantial differences among the regulatory practices and policies of various jurisdictions and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility or midstream infrastructure company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities or midstream infrastructure enterprises to obtain adequate relief. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility. Changes in environmental conditions, such as hydrology and wind, could materially adversely affect the volume of electricity generated at electric generating stations, which could materially impact revenue and cash flow. Environmental conditions have natural variations from season to season and from year to year and may also change permanently because of climate change or other factors outside of Brookfield’s control.

The ownership, construction, operation and transition of new or existing utility and midstream infrastructure companies carry an inherent risk of liability related to health, safety, security and the environment, including the risk of potential civil liability or of government imposed orders to remedy unsafe conditions and/or to remediate or otherwise address environmental contamination or damage. Portfolio Investments could also be exposed to potential penalties for contravention of health, safety, security and environmental laws. In the ordinary course of business, owners of utility and midstream infrastructure companies incur capital and operating expenditures to comply with health, safety, security and environmental laws to obtain licenses, permits and other approvals and to assess and manage related risks. The cost of compliance with these laws (and any future laws or amendments enacted) may increase over time and result in additional material expenditures. Portfolio Investments may become subject to government orders, investigations, inquires and other proceedings (including civil claims) relating to health, safety, security and environmental matters as a result of which such Portfolio Investment’s operations may be limited or suspended. The occurrence of any of these events and any changes, additions to or more rigorous enforcement of health, safety, security and environmental laws could have a material and adverse impact on a Portfolio Investment’s operations and result in additional material expenditures. Additional environmental, health and safety issues relating to presently known or unknown matters may require unanticipated expenditures, or result in fines, penalties or other consequences (including changes to operations) that may be material and adverse to the Portfolio Investments. Furthermore, in the ordinary course of business utility and midstream infrastructure companies are involved in various legal actions that could expose such companies to liability for damages. The outcome with respect to outstanding, pending or future actions cannot be predicted with certainty and may be adverse to the Portfolio Investments and as a result could have a material adverse effect on such Portfolio Investment’s assets, liabilities, business, financial condition, results of operations and cash flow. Such Portfolio Investments are subject to governmental or regulatory investigations from time to time. Governmental and regulatory investigations, regardless of their outcome, are generally costly, divert management attention and have the potential to damage the Fund and Brookfield’s reputation. There has been increasing global focus on the implementation and enforcement of anti-bribery and anti-corruption legislation by various governmental agencies, including the SEC and the Department of Justice in the United States The unfavorable resolution of any governmental or regulatory investigation could result in criminal liability, fines, penalties and other monetary or non-monetary remedies and could materially affect the Portfolio Investments or such Portfolio Investment’s operations.

The following are examples of risks associated with certain industries within the utilities and midstream sectors.

•        Electric.    The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates declined, many utilities refinanced high cost debt and in doing so improved their fixed charges coverage. Regulators, however, lowered allowed rates of return as interest rates declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs. The introduction of competition into the industry as a result of deregulation has at times resulted in lower revenue, lower credit ratings, increased default risk and lower electric utility security prices. Such increased competition may also cause long-term contracts, which electric utilities previously entered into to buy power, to become “stranded assets” which have no economic value. Any loss associated with such contracts must be absorbed by ratepayers and investors. In addition, some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet. There is no assurance that current deregulation proposals will be adopted. However, deregulation in any form could significantly impact the electric utilities industry.

•        Gas.    Gas transmission companies and gas distribution companies are undergoing significant changes. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. Gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In certain jurisdictions, acquisitions and dispositions in this industry might require regulatory approvals and be subject to significant regulatory requirements. Obtaining any such approvals and complying with any such regulatory requirements may be costly and/or time-consuming to obtain. For example, in the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission (“FERC”), so certain of the Fund’s acquisitions and dispositions may be subject to FERC approval under the U.S. Federal Power Act, as amended.

•        Water.    Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth. Water supply utilities are subject to the risk of existing or future environmental contamination, including, among others, soil and groundwater contamination as well as the delivery of contaminated water, as a result of the spillage of hazardous materials or other pollutants. Water supply utilities are also subject to the risk of increased costs, which may result from a number of factors, including fluctuations in water availability or costs associated with desalination.

Data Risk.    There are a number of risks that are intrinsic to the data sector. For example, as there is a limited number of potential customers in this sector, the loss of one customer could materially decrease revenues and have an adverse impact on growth opportunities. In this regard, consolidation among technology customers may result in decreased need for multiple networks or data centers or a customer may decide to no longer outsource certain types of data infrastructure or otherwise change its business model, in each case, which would have a material and adverse effect on growth and revenues of companies in the data sector. Also, the emergence of new or improved technologies could result in the demand for existing tower space, data centers and/or fibers and thus reduce demand for new tower, data center and/or fiber leasing. In addition, increased competition in the data sector may result in fewer opportunities and higher prices for acquisitions as well as put pressure on leasing rates for new and renewing customer tower, data center and/or fiber leases. There can be no assurances that leases with current customers will not be terminated or that they will be renewed or re-let on a timely basis or at favorable net effective leasing rates.

The data sector is generally subject to United States federal, state, local and non-U.S. regulation. Local zoning authorities and community organizations are often opposed to construction in their communities and these regulations can delay, prevent or increase the cost of new tower, data center and/or system distribution construction and modifications. Existing regulatory policies may materially and adversely affect the associated timing or cost of such projects and additional regulations may be adopted which increase delays or result in additional costs, or that prevent proposed projects in certain locations. See “Regulatory and Legal Risks” above.

Furthermore, if radio frequency emissions from wireless handsets or equipment on towers are demonstrated to cause negative health effects, potential future claims could adversely affect operations, costs and revenues.

Development and Construction Risk.    The Fund may invest in projects that involve significant construction or development, such as greenfield development, and therefore there is a risk that such projects will not be completed within budget, within the agreed timeframe or to the agreed specification (e.g., due to an inability to obtain required permits or project financing or as a result of delays following engagement with local stakeholders), which may result in significant delays, increased costs or delays in the commencement of cash flow generation. Such unexpected delays or costs may result in increased debt service costs and the inability of project owners to meet the higher interest and principal repayments arising from the additional debt requirement. In addition, there could be insufficient funds to complete construction. Delays in project completion may also affect the scheduled cash flow necessary to cover the debt service costs and operation and maintenance expenses. These risks may be mitigated by provisions in construction contracts for payment of liquidated damages by the construction contractors. However, the Fund may not benefit from such provisions and may be exposed to any losses not covered by such provisions or to the financial failure of the contractors. In the event a development project is unsuccessful, expenses incurred in connection with such development project, including those related to development services provided by Brookfield or an affiliate thereof, may be borne by the Fund despite that such development project did not proceed. As a result, with respect to Portfolio Investments by the Fund in projects involving significant construction or development, any one of the foregoing may undermine a Portfolio Company’s operations and, consequently, the Fund’s ability to achieve its objectives which would have contemplated successful execution of such construction and/or development.

Demand and Usage Risk.    Although the Fund expects to target assets with low demand, usage and throughput risk, residual demand, usage and throughput risk can affect the performance of Portfolio Investments. To the extent that the Adviser’s assumptions regarding the demand, usage and throughput of assets prove incorrect, returns to the Fund could be materially and adversely affected.

Loss of Customers.    Companies or assets within certain infrastructure sectors often derive a significant portion of their revenue from a small number of customers, and the loss, consolidation or bankruptcy or insolvency of any of such customers may materially decrease revenues and have an adverse impact on growth opportunities of such companies or assets and within such sectors.

Operational Risk.    The long-term profitability of the assets in which the Fund invests will be dependent upon the efficient operation, maintenance and high availability of such assets. Inefficient operations, maintenance and low availability may reduce returns to stockholders. Operations are also subject to the risk of equipment failure due to wear and tear, latent defect, design error, operator error, or early obsolescence, among other things, which could have a material adverse effect on the assets, liabilities, business, financial condition, results of operations and cash flow of Portfolio Investments.

New and Disruptive Technologies.    The Fund may invest in Portfolio Investments that make use of older, sustaining or little to no technology, in which case, the value of any such Portfolio Company could be adversely impacted by competitors developing and/or utilizing new, disruptive technologies. Further, competitors may implement such disruptive technologies over a period of time during which the market, including Brookfield, is not aware of, or has access to, such developments. As a result, while Brookfield may seek to assist a Portfolio Company with making technological improvements, any such Portfolio Company that does not utilize certain technologies for any reason may be at a competitive disadvantage and, as a result, the lack thereof of the adoption of such technologies may have a material adverse effect on the Portfolio Company or may even lead to an entire asset class becoming obsolete. The Fund may also invest in Portfolio Investments that use newly developed, less proven technologies. There is no guarantee that such new technologies will perform as anticipated, especially in a field of rapidly changing technologies. The failure of a technology to perform as anticipated or its obsolescence, due to the development and utilization of new and disruptive technologies or otherwise, may materially and adversely affect the performance of certain Portfolio Investments that invest in or use such technologies and certain Portfolio Investments that do not benefit from such technologies.

Reliance on Portfolio Company Management.    With respect to management at the Portfolio Company level, many Portfolio Investments rely on the services of one or a limited number of key individuals, the loss of any one of whom could significantly adversely affect the Portfolio Company’s performance; the loss of one or more key individuals is further exacerbated in industries, sectors and fields where technologies and the expertise to understand and develop such technologies is highly specialized, which is expected to be the case with respect to certain Portfolio Investments made by the Fund. There can be no assurance that the existing management team of a Portfolio Company, or any new team, will be able to successfully operate such Portfolio Company or will meet the Fund’s expectations. Although the Adviser expects to monitor Portfolio Company management, management of each Portfolio Company will have day-to-day responsibility with respect to the business of such Portfolio Company. In addition, certain Portfolio Investments may operate in highly regulated environments, and the Fund will likely rely on the management teams to manage their activities in a manner consistent with applicable laws and regulations (including the U.S. Foreign Corrupt Practices Act and other anti-corruption, anti-bribery and anti-boycott laws, regulations and orders) and in a manner which will permit such Portfolio Company to maintain a quality reputation. If a Portfolio Company acts inconsistently with applicable laws and regulations or takes actions that cause such Portfolio Company disrepute, such actions may adversely affect the Fund, as an investor in the Portfolio Company, and may damage the Fund’s reputation, which may adversely impact the Fund’s ability to complete other Portfolio Investments and the Fund’s ability to realize its investment objective.

Labor Relations.    Certain Portfolio Investments may have unionized work forces or employees who are covered by a collective bargaining agreement, which could subject any such Portfolio Company’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, a Portfolio Company’s operations and profitability could suffer if it experiences labor relations problems. Upon the expiration of any Portfolio Company’s collective bargaining agreements, it may be unable to negotiate new collective bargaining agreements on terms favorable to it, and its business operations at one or more of its facilities may be interrupted as a result of labor disputes or difficulties and delays in the process of renegotiating its collective bargaining agreements. A work stoppage at one or more of a Portfolio Company’s facilities could have a material adverse effect on its business, results of operations and financial condition. Any such problems additionally may adversely affect the Fund’s ability to implement its investment objectives.

Impact of Natural or Man-Made Disasters; Disease Epidemics.    Certain regions are at risk of being affected by natural disasters or catastrophic natural events. Considering that the development of infrastructure, disaster management planning agencies, disaster response and relief sources, organized public funding for natural emergencies, and natural disaster early warning technology may be immature and unbalanced in certain countries, the natural disaster toll on an individual Portfolio Company or the broader local economic market may be significant. Prolonged periods may pass before essential communications, electricity and other power sources are restored and operations of the Portfolio Company can be resumed. Portfolio Investments could also be at risk in the event of such a disaster. The magnitude of future economic repercussions of natural disasters may also be unknown, may delay the Fund’s ability to invest in certain companies, and may ultimately prevent any such Portfolio Investment entirely. Portfolio Investments may also be negatively affected by man-made disasters. Publicity of man-made disasters may have a significant negative impact on overall consumer confidence, which in turn may materially and adversely affect the performance of Portfolio Investments, whether or not such Portfolio Investments are involved in such man-made disaster.

In addition, certain illnesses spread rapidly and have the potential to significantly adversely affect the global economy. Any epidemic or other outbreak of an infectious disease may result in the closure or suspension of certain businesses, and could also result in (a) the lack of availability or price volatility of raw materials or component parts necessary to a Portfolio Company’s business, (b) disruption of regional or global trade markets and/or the availability of capital or leverage, (c) trade restrictions which impact a Portfolio Company’s business and/or (d) a general economic decline and/or decline in the market applicable to any Portfolio Company, and have an adverse impact on the Fund’s value, Portfolio Investments, or the Fund’s ability to source new Portfolio Investments. This type of market disruption may also make it difficult to obtain a credit facility or to finance particular Portfolio Investments.

Climate Change.    Ongoing changes to the climatic conditions in which the Fund operates and invests may have an adverse impact on the Fund and its Portfolio Investments. While the precise future effects of climate change are unknown, it is possible that changes in weather patterns or extreme weather (such as floods, hurricanes and other storms) could, among other adverse impacts, damage the Portfolio Investments. These changes, in addition to changes affecting precipitation levels, hydrology, annual sunshine and/or wind levels could also influence power generation levels. Reductions in precipitation levels, wind or sunlight could cause material and adverse impacts on the Portfolio Investments. If such reductions are significant, certain Portfolio Investments may be rendered inoperable. Significant increases in precipitation levels or wind could cause damage to the Portfolio Investments and create periods in which the Portfolio Investments are inoperable. The adverse effects of climate change and related regulation at provincial or state, federal and international levels could have a material adverse effect on the business, financial position, results of operations or cash flows of the Fund and the Portfolio Investments. Notwithstanding that the Fund will make Portfolio Investments involved in mitigating the effects of climate change, any of the foregoing could adversely affect the value of the Portfolio Investments and the performance of the Fund.

The Fund may be making Portfolio Investments that are heavily involved in alleviating the effects of climate change. The business success of any such Portfolio Company may be inextricably tied to its ability to mitigate the effects of climate change, which may be challenging or unattainable.

Conversely, certain Portfolio Investments may, at the time of the Fund’s Portfolio Investment, and thereafter (including during the Fund’s hold period), be considered “high risk” in terms of their impact on their communities and the environment, and may be actively creating negative externalities on their local and global climates. Such “high risk” businesses may be subject to increased regulatory scrutiny and government disincentives, each of which may change unpredictably, which therefore may decrease the value of such Portfolio Company.

Business Transformation.    The Fund may make investments that seek to help transition businesses, primarily within the utility, energy, industrial and technology sectors, towards net-zero business models. There can be no guarantee that any of these investments will be successful in such endeavor. As a result, such Portfolio Companies may not be able to achieve their impact objectives. Additionally, should such Portfolio Companies achieve their transformation objectives, there can be no assurance that such transformation from an impact perspective will necessarily result in increased financial returns for the Fund. Any such investment may pursue a business transformation toward a lower carbon business model at considerable time and financial expense, which may, for a period of time (or indefinitely) result in financial losses, including due to the loss of revenue streams or business contracts. In the same vein, investments by the Fund in its Portfolio Companies are expected to be particularly spread out over time, given that a significant part of the Fund’s capital is expected to be used for purposes of development and capital expenditures. Given that the Fund may be contractually obligated to continue to provide funding for a Portfolio Company, irrespective of market movements, changing regulatory environments, and fluctuations in the price of commodities, among other emerging risks, such risks may have a greater impact on the Fund than otherwise would be expected for investment funds with other investment strategies. The Fund’s returns may be adversely impacted as a result.

Control Position.    The Fund and its affiliates will generally seek investment opportunities that allow them to have significant influence on the management, operations and strategic direction of the Portfolio Investments in which it invests. The exercise of control and/or significant influence over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management and other types of liability in which the limited liability characteristic of business operations may generally be ignored. The exercise of control and/or significant influence over a Portfolio Company could expose the assets of the Fund to claims by such Portfolio Company, its security holders and its creditors. While the Adviser intends to manage the Fund in a way that will minimize exposure to these risks, the possibility of successful claims cannot be precluded.

In addition, a previous United States court decision has increased the likelihood that the Fund could be jointly and severally liable with its Portfolio Investments for the Portfolio Investments’ defined benefit pension liabilities. Under ERISA (as defined below), a trade or business that owns at least 80% of another entity may be jointly and severally liable for that other entity’s unfunded pension liabilities if the plan terminates or if the employer withdraws from contributing to the plan. A previous United States Federal appeals court decision has held that a private equity fund is a “trade or business” for these purposes. In acquiring Portfolio Investments with unfunded pension liabilities, both the risk of this liability being incurred as well as risk mitigation strategies will be evaluated and, in appropriate instances, this risk may cause the Fund to not pursue an otherwise attractive investment opportunity or to limit its ownership percentage to below the 80% threshold. If the Fund does acquire Portfolio Investments with unfunded pension liabilities and does not limit its ownership percentage to below the 80% threshold, it may face certain liabilities related to the above.

Board Participation.    The Fund or an affiliate will generally seek control or co-control positions in Portfolio Investments and will generally be represented on the boards of directors (or have its representatives serve as observers to such boards of directors) of most of its Portfolio Investments as well as positions on advisory, operating or similar committees of such Portfolio Investments. Although such positions in certain circumstances may be important to the Fund’s investment strategy and may enhance the Adviser’s ability to manage the Portfolio Investments, they may also have the effect of impairing the Adviser’s ability to sell the related securities when, and upon the terms, it may otherwise desire, and may subject the Adviser and the Fund to claims they would not otherwise be subject to as an investor, including claims of breach of duty of loyalty, securities claims and other director related claims. In general, the Fund will indemnify the Adviser and their representatives from such claims.

Minority Position and “Toe-hold” Investments.    The Fund expects to make minority equity or debt Portfolio Investments where the Fund may have limited influence. Such Portfolio Investments may have economic or business interests or goals that are inconsistent with those of the Fund and the Fund may not be in a position to limit or otherwise protect the value of such Portfolio Investments. The Fund’s control over the investment policies of such Portfolio Investments may also be limited. This could result in the Portfolio Investments being frozen in minority positions that incur substantial losses. This could also prevent the Fund from realizing the value of its Portfolio Investments and distributing proceeds in a timely manner.

If the Fund takes a minority position in publicly traded securities as a “toe-hold” investment, such publicly traded securities may fluctuate in value over the limited duration of the Portfolio Investment in such publicly traded securities, which could potentially reduce returns to stockholders. While the Adviser may seek to accumulate larger positions and/or incremental economic exposure through open market purchases, registered tender offers, negotiated transactions, private placements or equity derivatives (i.e., total return swaps), the Adviser may be unable to accumulate a sufficiently large position in a Portfolio Company to execute its strategy. In such circumstances, the Fund may dispose of its position in the Portfolio Company within a short time of acquiring it; there can be no assurance that the price at which the Fund can sell such securities will not have declined since the time of acquisition. Moreover, this may be exacerbated by the fact that securities of the companies that the Fund may target may be thinly traded and that the Fund’s position may nevertheless have been substantial, although not controlling, and its disposal may depress the market price for such securities.

Additionally, from time to time the Fund may make a toe-hold Portfolio Investment in publicly traded securities as part of a potential broader, longer-term investment strategy, and as a result, the Fund may keep certain information related to such Portfolio Investments confidential due to certain disclosure and regulatory related considerations.

Investments in Derivatives.    In addition to the activities described in “Hedging Transactions” above, the Fund may use swaps, including credit default and total return swaps, and other over-the-counter derivative instruments or participations to leverage, access or enhance Portfolio Investments, in each case in circumstances in which such derivatives are intended to resemble, as closely as possible, the economic rights that could otherwise be obtained directly. The special risks associated with these obligations include: (a) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (b) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (c) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to instruments; (d) a secondary trading market that is not generally well developed, which may make it difficult to value or dispose of such instruments quickly or at a fair price; and (e) since the holder of such an instrument generally has no contractual relationship directly with the underlying Portfolio Company, the Fund may have to rely upon a third-party to take actions and provide information in respect of such company. See “Minority Position and ‘Toe-hold’ Investments” above.

Other Investment Techniques and Instruments.    The Fund may employ other investment techniques and invest in other instruments that the Adviser believes will help achieve the Fund’s investment objective, whether or not such investment techniques or instruments are specifically described herein. In addition, if the Adviser believes that suitable investment opportunities present themselves to transact on attractive terms, the Fund may also consider the acquisition of such Portfolio Investments in the form(s) described herein or other types which are consistent with the Fund’s investment objectives. Consistent with its investment objective, the Fund may invest in financial instruments of any and all types, which exist now or are hereafter created.

Affiliated Transaction Restrictions.    The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Adviser), principal underwriters and affiliates of those affiliates or underwriters. Under these restrictions, the Fund and any portfolio company that the Fund controls are generally prohibited from knowingly participating in a joint transaction, including co-investments in a portfolio company, with an affiliated person, including any directors or officers of the Fund, the Adviser or any entity controlled or advised by any of them. These restrictions also generally prohibit the Fund’s affiliates, principal underwriters and affiliates of those affiliates or underwriters from knowingly purchasing from or selling to the Fund or any portfolio company controlled by the Fund certain securities or other property and from lending to and borrowing from the Fund or any portfolio company controlled by the Fund monies or other properties. The Fund and its affiliates may be precluded from co-investing in private placements of securities, including in any portfolio companies controlled by the Fund. The Fund, its affiliates and portfolio companies controlled by the Fund may from time to time engage in certain joint transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain positions promulgated by the SEC and its staff. There can be no assurance that the Fund would be able to satisfy these conditions with respect to any particular transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions or the type of investments that the Fund could make. Furthermore, Brookfield has received exemptive relief from the SEC to allow certain managed funds and accounts, each of whose investment adviser is BAM PIC Canada or an investment adviser controlling, controlled by or under common control with BAM PIC Canada, to participate in negotiated co-investment transactions where doing so is consistent with the Fund’s investment objective and strategies as well as regulatory requirements and other pertinent factors, and pursuant to the conditions thereof (the “Co-Investment Exemptive Relief”).

Although the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, the Fund and the stockholders could be adversely affected to the extent investment opportunities are allocated to other investment vehicles managed or sponsored by, or affiliated with, the Fund’s executive officers, directors and members of the Adviser. The Fund might not participate in each individual opportunity but will, on an overall basis, be entitled to participate equitably with other entities managed by the Adviser and its affiliates. The Adviser seeks to treat all clients fairly and equitably over time such that none receives preferential treatment vis-à-vis the others over time, in a manner consistent with its fiduciary duty to each of them; however, in some instances, especially in instances of limited liquidity, the factors may not result in pro rata allocations or may result in situations where certain funds or accounts receive allocations where others do not.

Public Company Securities.    The Fund may hold securities traded on public markets, subject to the limitations set forth in this Prospectus. Portfolio Investments in such securities may involve different risks than those associated with investments in securities that are not traded on public markets. Among those risks are (a) increased disclosure requirements, (b) greater volatility, (c) increased likelihood of stockholder litigation, (d) restrictions on timing of disposition and (e) increased compliance costs.

In the event that the Fund invests in distressed public securities, among the problems involved in such Portfolio Investments is the fact that it frequently may be difficult to obtain information as to the conditions of such troubled issuers. The market prices of such securities are also subject to abrupt and erratic market movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value.

Private Securities.    Many of the Fund’s Portfolio Investments will involve private securities, which are generally more difficult to sell than publicly traded securities, as there is often no liquid market, which may result in selling interests at a discount. In addition, private securities generally are more difficult to value than publicly traded securities as such valuations are inherently uncertain. The determinations of value in accordance with procedures established by the Adviser may differ materially from the values that would have been used if an active market and market quotations existed for such investments. In connection with the disposition of an investment in private securities, the Fund may agree to purchase adjustments and may be required to make representations about the business and financial affairs of the Portfolio Company typical of those made in connection with the sale of a business. The Fund may be obligated to fund such purchase price adjustments and also may be required to indemnify the purchasers of such Portfolio Investment to the extent that any such representations turn out to be inaccurate. These arrangements may result in the incurrence of contingent liabilities that may ultimately yield funding obligations that must be satisfied by the Fund prior to distributions being made to the stockholders.

Non-U.S. Investments.    The Fund is expected to invest globally. Non-U.S. securities involve certain risks not typically associated with investing in the United States, including risks relating to (a) currency exchange matters including fluctuations in the rate of exchange between the United States dollar and the various non-U.S. currencies in which the Fund’s non-U.S. Portfolio Investments may be denominated, and costs associated with conversion of investment principal and income from one currency into another, (b)differences between the United States and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets, (c) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation, (d) certain economic and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital and the risks of political, economic or social instability, (e) obtaining non-U.S. governmental approvals and complying with non-U.S. laws, (f) differing tax structures and (g) non-U.S. tax laws that (i) could adversely impact the cash flow and potential investment returns from such non-U.S. Investments and (ii) are subject to change, sometimes with retroactive effect. Anti-fraud and anti-insider trading legislation in these countries may be rudimentary. Anti-dilution protection also may be very limited. In these countries, the concept of fiduciary duty on the part of the management or directors of companies to stockholders may be limited. The legal systems in these countries may offer no effective means for the Fund to seek to enforce its rights or otherwise seek legal redress or to seek to enforce non-U.S. legal judgments.

Risks of Investing in Emerging and Developing Markets.    The Fund may make Portfolio Investments in emerging or developing markets. The risks associated with global investing are magnified in such markets. The depth, liquidity, sales volume and stability of other markets are significantly lower in emerging and developing markets as compared to the United States, Canada or Western Europe. Furthermore, political and economic structures in countries with emerging or developing economies or stock markets generally lack the social, political and economic stability characteristic of more developed countries. This instability may result from, among other things, the following: (a) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means and the imposition or strengthening of controls on non-U.S. investment and/or repatriation of capital and income; (b) popular unrest associated with demands for improved political, economic and social condition; (c) internal insurgencies; (d) hostile relations with neighboring countries; (e) ethnic, religious and racial disaffection; (f) higher levels of corruption of government officials and corporate officers; and (g) interference into political and government affairs by powerful economic groups. This social, political and economic instability significantly increases the risk of, and could significantly and adversely affect the value of, Portfolio Investments in emerging or developing markets.

In addition, governments in certain countries participate to a significant degree in their economies through ownership interests and/or regulation. With respect to certain countries, there may also be the possibility of expropriation, confiscatory taxation or other protectionist measures or diplomatic developments that could affect investments in those countries. Repatriation of investment income, capital and the proceeds of sale by non-U.S. investors may require governmental registration and approval in some emerging or developing market countries.

Furthermore, some emerging and developing market countries have laws and regulations that require government approval under certain circumstances, including under corporate, securities, currency control and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in more developed countries. The process of obtaining these approvals may require a significant expenditure of time and resources. In certain countries, such laws and regulations have been subject to unpredicted and frequent changes, potentially exposing the Fund to taxes, restrictions and other obligations that were not anticipated at the time of initial investment.

Investments in New Jurisdictions.    The Fund is intended to be global in nature and therefore may make Portfolio Investments in countries, territories and other jurisdictions in which the Adviser and portfolio managers may not have significant experience or expertise. While the Adviser intends to mitigate this risk by engaging applicable service providers and personnel with the requisite experience and expertise, there is no guarantee that such persons will adequately protect the Fund and its Portfolio Investments from the risks that may be prevalent in such jurisdictions.

Investment in Nonperforming or Troubled Assets.    The Fund may make Portfolio Investments in nonperforming or troubled assets or businesses that involve a degree of financial risk and there can be no assurance that the Fund’s internal rate of return objectives will be realized or that there will be any return of capital. Furthermore, Infrastructure Investments operating in workout modes or under Chapter 11 of the Bankruptcy Code may, in certain circumstances, be subject to additional potential liabilities that could exceed the value of the Fund’s original Portfolio Investment, including equitable subordination and/or disallowance of claims or lender liability. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the stockholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment under applicable law.

Risks Related to Investment Structure.    Securities of various Portfolio Investments are also subject to a number of risks, which will be dependent in part on the structure of the Portfolio Company (e.g., corporation, partnership, etc.) and the structure of the securities (e.g., common equity, preferred equity, secured and unsecured debt and senior or junior debt, etc.). The performance of securities may depend in part on liquidity, market support, price volatility, and the relative rights of more senior and junior stakeholders, among other things. The business, creditworthiness, tax position, and effectiveness and stability of management of a Portfolio Company, as well as general and specific financial, business and economic conditions, may also have an effect on the value of securities.

Accounting Standards.    The Fund is using U.S. GAAP accounting standards for the calculation of its net asset value, its valuation and the establishment of its audited annual financial statements on Form N-CSR. The Fund’s accounting standards may not correspond to the accounting standards of other Fund entities, resulting in different financial information appearing on their respective financial statements. Information available to stockholders in the Fund’s audited annual financial statements on Form N-CSR may differ from information available in the financial statements of other Fund entities, including operations, financial results, capitalization and financial obligations, earnings and securities.

Risks Relating to Due Diligence of Portfolio Investments.    Before making Portfolio Investments, the Adviser will conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances known at that time. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental, social, governance, real property and legal issues. When conducting due diligence and making an assessment regarding an Investment, the Adviser will rely on the resources available to it, including information provided by the counterparty and, in some circumstances, third-party investigations. However, representations made by a counterparty could be inaccurate, and third-party investigations may not uncover risks. As a result, due diligence investigations conducted with respect to any investment opportunity may not reveal or highlight all relevant facts necessary or helpful to make the investment decision. Moreover, such an investigation will not necessarily result in a Portfolio Investment being successful. There can be no assurance that attempts to provide downside protection with respect to a Portfolio Investment, including pursuant to risk management procedures described in this Prospectus, will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. There can be no assurance that the Adviser will be able to detect or prevent irregular accounting, employee misconduct or other fraudulent practices during the due diligence phase or during its efforts to monitor a Portfolio Investment on an ongoing basis or that any risk management procedures implemented by the Adviser will be adequate.

Consultants, legal advisors, appraisers, accountants, investment banks and other third parties may be involved in the due diligence process and/or the ongoing operation of the Fund’s Portfolio Investments to varying degrees. For example, certain asset management, finance, administrative and other similar functions may be outsourced to a third-party service provider whose fees and expenses will be borne by the Portfolio Investments or the Fund and will not offset Management Fees. Such involvement of third-party advisors or consultants may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

Expedited Transactions.    Investment analyses and decisions by the Adviser may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of making an investment decision may be limited, and the Adviser may not have access to detailed information regarding assets. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect a Portfolio Investment at the time the investment decision is made, and the Fund may make Investments which it would not have made if more extensive due diligence had been undertaken.

Portfolio Investment Liabilities.    Liabilities of Portfolio Investments, including those related to activities that occurred prior to the Fund’s investment therein, could have an adverse impact on the Fund. For example, various jurisdictions permit certain classes of creditors and government authorities to make claims (including, by way of example only, environmental, consumer protection, antitrust and pension and labor law matters and liabilities) against stockholders of a company if the company does not have resources to pay out the claim. The Fund could, as a result, become liable for certain classes of claims against its Portfolio Investments. Finally, it is possible that creditors of Portfolio Investments owned by other Brookfield Accounts may seek to make certain claims (including, by way of example only, environmental, consumer protection and pension/labor law matters and liabilities) against the Fund due to its common control relationship with other Brookfield Accounts. The laws of certain jurisdictions provide not only for carve-outs from limited liability protection for a Portfolio Investment that has incurred certain liabilities, but also for recourse to assets of other entities under common control with, or that are part of the same economic group as, such company. For example, if a Portfolio Investment of the Fund or another Brookfield Account is subject to bankruptcy or insolvency proceedings in a jurisdiction and is found to have liabilities under the local consumer protection laws, the laws of that jurisdiction may permit authorities or creditors to file a lien on, or to otherwise have recourse to, assets held by entities under common control or that form part of the same economic group, potentially including Portfolio Investments of the Fund.

Risks from Operations of Other Portfolio Entities.    The Fund and other Brookfield Accounts have made and will continue to make investments in Portfolio Investments that have operations and assets in many jurisdictions around the world. It is possible that the activities of one Portfolio Investment may have adverse consequences on one or more other Portfolio Investments (including the Fund’s Portfolio Investments), even in cases where the Portfolio Investments are held by other Brookfield Accounts and have no other connection to each other. For example, a violation of a rule by a Portfolio Investment of another Brookfield Account could prevent the Fund or one of its Portfolio Investment from obtaining a permit, or have other adverse consequences.

Risks Associated with Investments in Infrastructure Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Investments in Infrastructure Securities.    The Portfolio Investments will be subject to the risks incidental to the ownership and operation of infrastructure projects, including risks associated with the general economic climate, geographic or market concentration, the ability of the Fund to manage the Portfolio Investment, government regulations and fluctuations in interest rates. Since investments in infrastructure securities, like many other types of long-term investments, have historically experienced significant fluctuations and cycles in value, specific market conditions may result in occasional or permanent reductions in the value of the Portfolio Investments. Such specific market conditions could include, but are not limited to, the following: (i) demand for commodities, such as natural gas or minerals; (ii) impact of alternative technologies on our business and cyber security attacks; (iii) ability to successfully identify, complete and integrate acquisitions; (iv) competition with other market participants; (v) construction or expansion or projects, environmental damage and future capital expenditures; (vi) economic regulation and adverse regulatory decisions in the countries we operate, including nationalization or the imposition of new taxes; (vii) supply chain disruptions; and (viii) adverse claims or governmental rights or governmental rights asserted against the lands used for our infrastructure assets.

Equity Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities.    The Fund intends to invest in common and preferred stock and other equity and equity-linked securities, including both public and private equity securities. Equity securities generally involve a high degree of risk and will be subordinate to the debt securities and other indebtedness of the issuers of such equity securities. Prices of equity securities generally fluctuate more than prices of debt securities and are more likely to be affected by poor economic or market conditions. In some cases, the issuers of such equity securities may be highly leveraged or subject to other risks such as limited product lines, markets or financial resources. In addition, actual and perceived accounting irregularities may cause dramatic price declines in the equity securities of companies reporting such irregularities or that are rumored to be subject to accounting irregularities. The Fund may experience a substantial or complete loss on individual equity securities.

Debt Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Portfolio Investments.    The Fund is permitted to invest in loans and debt securities, including higher yielding (and, therefore, higher risk) debt securities and credit-related instruments. Such debt may be secured or unsecured and may be structurally or contractually subordinated to substantial amounts of senior indebtedness. In the event of bankruptcy or liquidation of a borrower or issuer of such securities, there may not be enough proceeds to repay the holders of such indebtedness following repayment to the holders of senior indebtedness. Moreover, such debt Portfolio Investments may not be protected by financial covenants or limitations upon additional indebtedness and there is no minimum credit rating for such debt Portfolio Investments. In certain cases, such debt may be rated below “investment grade” or may be unrated and face ongoing uncertainties and exposure to adverse business, financial or economic conditions and the issuer’s failure to make timely interest and principal payments. Other factors may materially and adversely affect the market price and yield of such debt Portfolio Investments, including investor demand, changes in the financial condition of the applicable Portfolio Company, government fiscal policy and domestic or worldwide economic conditions. A borrower or issuer may face significant ongoing uncertainties and exposure to adverse conditions that may undermine its ability to make timely payment of interest and principal. The market values of certain of these debt securities may reflect individual corporate developments. It is likely that a major economic recession could have a materially adverse impact on the value of such securities. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the value and liquidity of these debt securities. In addition, the secondary market on which such debt instruments are traded may be less liquid than the market for investment-grade securities, meaning such debt instruments are subject to greater liquidity risk than investment-grade securities, and it may be more difficult to hedge against the risks associated with such debt instruments. Such instruments are regarded as predominantly speculative with respect to a borrower’s or issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse conditions. Analysis of the creditworthiness of issuers of below investment-grade and unrated debt instruments may be more complex than for issuers of higher-quality debt obligations. In this regard, the Fund’s success in achieving its investment strategies in respect of debt Portfolio Investments may therefore depend more heavily on the Adviser’s credit analysis than if the Fund invested primarily in higher-quality and rated securities.

Distressed Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distressed Investments.    The Fund may invest in securities of Portfolio Investments that are in weak financial condition, experiencing poor operating results, having substantial financial needs or negative net worth, facing special competitive or product obsolescence problems, or that are involved in bankruptcy or reorganization proceedings, as applicable. Portfolio Investments of this type involve substantial financial business risks that can result in substantial or total losses.

Portfolio Investments or prospective portfolio companies may be or may become involved in bankruptcy proceedings as may parent organizations of Portfolio Investments or prospective portfolio companies that are within distressed industries or subject to distressed situations. Bankruptcy or other insolvency proceedings are highly complex and may result in unpredictable outcomes. The bankruptcy courts have extensive power and, under some circumstances, may alter contractual obligations of a bankrupt company. Stockholders, creditors and other interested parties are all entitled to participate in bankruptcy proceedings to attempt to influence the outcome for their own benefit. A variety of factors may affect the bargaining position of holders of distressed Portfolio Investments and may accordingly affect the outcome. The time required to conclude a bankruptcy case is unpredictable, and may have a material impact on the value of a distressed Portfolio Investment. It also frequently is a critical variable in determining the rate of return on a distressed Portfolio Investment.

Distressed Portfolio Investments require active monitoring and may, at times, require participation in business strategy or reorganization proceedings by the Adviser. To the extent that the Adviser becomes involved in such proceedings, the Fund may have a more active participation in the affairs of the issuer than that assumed generally by an investor. In addition, involvement by the Adviser in an issuer’s reorganization proceedings (or by having representatives on a creditor’s committee or on its board of directors) could result in the imposition of restrictions limiting the Fund’s ability to liquidate its position in the issuer.

The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial difficulties is unusually high. There is no assurance that the Adviser will correctly evaluate the value of a Portfolio Company’s assets or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a Portfolio Company in which the Fund invests, the Fund may lose its entire Portfolio Investment, may be required to accept cash or securities with a value less than the Fund’s original Portfolio Investment, and/or may be required to accept payment over an extended period of time.

CreditRiskMember
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk.    One of the fundamental risks associated with investments in debt investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. The Fund’s returns would be adversely impacted if a Portfolio Company becomes unable to make such payments when due. Financial strength and solvency of an issuer are the primary factors influencing credit risk. In addition, lack or inadequacy of collateral or credit enhancement for a debt instrument may affect its credit risk. Credit risk may change over the life of an instrument, and debt obligations, which are rated by rating agencies, are often reviewed and may be subject to downgrade. “Interest rate risk” refers to the risks associated with market changes in interest rates. Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate debt securities) and directly (especially in the case of debt instruments whose rates are adjustable). In general, rising interest rates will negatively impact the price of a fixed rate debt instrument and falling interest rates will have a positive effect on price. Adjustable rate instruments also react to interest rate changes in a similar manner although generally to a lesser degree (depending, however, on the characteristics of the reset terms, including the index chosen, frequency of reset and reset caps or floors, among other factors). Interest rate sensitivity is generally more pronounced and less predictable in instruments with uncertain payment or prepayment schedules. In addition, interest rate increases generally will increase the interest carrying costs to the Fund of borrowed securities and leveraged Portfolio Investments.

Regulatory and Legal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory and Legal Risks.    Many, if not all, of the Portfolio Investments will be in entities or assets that are subject to substantial regulation by governmental agencies. In addition, their operations may often rely on governmental licenses, concessions, leases or contracts that are generally very complex and may result in disputes over interpretation or enforceability. If any Portfolio Investments fail to comply with these regulations or contractual obligations, they could be subject to monetary penalties or they may lose their rights to operate the underlying Infrastructure Investments or both. Where their ability to operate an Infrastructure Investment is subject to a concession or lease from the government, the concession or lease may restrict their ability to operate the asset in a way that maximizes cash flows and profitability. The lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the lease or concession may enable the government to terminate the lease or concession in certain circumstances (such as a default by the Portfolio Company) without requiring it to pay adequate compensation. In addition, governments also may have the discretion to change (including by reducing rates or allowed rates of return) or increase regulation of the operations of the Portfolio Investments or to implement laws, regulations or policies affecting their operations, separate from any contractual rights that the governments may have. Such new laws, regulations or policies may require the Fund to restructure a Portfolio Company or obtain additional licenses or approvals, which such restructuring, licenses or approvals may be costly and cause delays in acquiring, disposing of or implementing change at such Portfolio Company. Governments have considerable discretion in implementing regulations and policies that could impact these Portfolio Investments and may be influenced by political considerations and make decisions that materially and adversely affect such Portfolio Investments and their operations.

Market Abuse [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Abuse.    Any fraud, price manipulation, market abuse, or improper influence in markets in which the Fund directly or indirectly invests may have a material adverse effect on the Fund. There can be no assurance that any form of regulation or any market constraints would prevent fraud, price manipulation, market abuse, or improper influence in the future. Moreover, there can be no assurance that any redress would be available to, or would be practical for, the Fund to pursue with respect to any particular fraud, price manipulation, market abuse, or improper influence.

Public Infrastructure Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Infrastructure Risks.    Portfolio Investments may control assets that constitute significant strategic value to public or governmental bodies. Such assets may have a national or regional profile and may have monopolistic or oligopolistic characteristics. The very nature of these assets could create additional risks not common in other industries. Given the national or regional profile and/or irreplaceable nature of certain strategic assets, such assets may constitute a higher risk target for terrorist acts or political actions, such as expropriation, which may negatively affect the operations, revenue, profitability or contractual relationships of Portfolio Investments. For example, in response to public pressure and/or lobbying efforts by specific interest groups, government entities may put pressure on Portfolio Investments to reduce toll rates, limit or abandon planned rate increases and/or exempt certain classes of users from tolls. Given the essential nature of such services provided by certain public infrastructure, there is also a higher probability that if an owner of such assets fails to make such services available, users of such services may incur significant damage and may be unable to replace the supply or mitigate any such damage, thereby heightening the risks of third-party claims. These assets are also impacted by the interests of local communities and stakeholders, which may affect the operation of such assets. Certain of these communities may have or develop interests or objectives which are different from, or even in conflict with, the owners of such assets.

Environmental Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Environmental Risks.    The operation of Infrastructure Investments is subject to numerous statutes, rules and regulations relating to environmental protection. There is the possibility of existing or future environmental contamination, including soil and groundwater contamination, as a result of the spillage of hazardous materials or other pollutants.

Under various environmental statutes, rules and regulations of the appropriate jurisdiction, a current or previous owner or operator of real property may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal or remediation of hazardous materials. These laws often impose liability whether or not the owner or operator knew of or was responsible for, the presence of hazardous materials. Environmental statutes, rules and regulations can also change or a condition at a Portfolio Company can change and lead to liabilities or obligations that did not exist or were not foreseen at the time of the Portfolio Investment. The presence of hazardous materials on a property could also result in personal injury, property damage or similar claims by private parties.

Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of those materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person. Any liability of Portfolio Investments resulting from non-compliance or other claims relating to environmental matters or any costs related to coming into compliance could have a material adverse effect on the value of the Portfolio Investments.

Unforeseen Events Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unforeseen Events Risk.    The use of infrastructure assets may be interrupted or otherwise affected by a variety of events outside the Adviser’s control, including serious traffic accidents, natural disasters (such as fire, floods, earthquakes and typhoons), man-made disasters (including terrorism), defective design and construction, slope failure, bridge and tunnel collapse, road subsidence, toll rates, fuel prices, environmental legislation or regulation, general economic conditions, labor disputes and other unforeseen circumstances and incidents. Certain of these events have affected toll roads, bridges, tunnels and other infrastructure assets in the past and if the use of the Infrastructure Investments operated by Portfolio Investments is interrupted in whole or in part for any period as a result of any such events, the revenues of such Portfolio Investments could be reduced, the costs of maintenance or restoration could be increased and the overall public confidence in such Infrastructure Investments could be reduced. There can be no assurance that such Portfolio Investments’ insurance would cover liabilities resulting from claims relating to the design, construction, maintenance or operation of the toll roads, bridges, tunnels, dams or other Infrastructure Investments, lost toll revenues or increased expenses resulting from such damage.

Transport Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Transport Risk.    The success of transportation companies are subject to a number of factors such as exposure to contracted assets, risks in connection with re-contracting, and merchant exposure where a portion of revenues are not contracted and may otherwise be subject to fluctuation. Moreover, transportation companies are subject to a number of additional risks, including increased competition in the transport sector, increased costs, and changes to existing concessions agreements.

Toll Rates Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Toll Rates Risk.    The Fund may invest in Portfolio Investments that derive substantially all of their revenues from collecting tolls from users of roads, tunnels, bridges, rail networks, airports, ferries or seaports. Users of the toll roads, tunnels, bridges, rail networks, airports, ferries or seaports operated by Portfolio Investments may react negatively to any adjustments to the applicable toll rates or public pressure may cause relevant government authorities to challenge the toll rates. Users may react adversely to toll rates, for example, by avoiding tolls or refusing to pay tolls, resulting in lower traffic volumes and reduced toll revenues. In addition, adverse public opinion or lobbying efforts by specific interest groups, could result in governmental pressure on Portfolio Investments to reduce their toll rates or to forego planned rate increases. The Adviser cannot guarantee that government bodies with which Portfolio Investments have concession agreements will not try to exempt certain vehicle types from tolls or negotiate lower toll rates. If public pressure or government action forces Portfolio Investments to restrict their toll rate increases or reduce their toll rates and they are not able to secure adequate compensation to restore the economic balance of the relevant concession agreement, the Fund’s business, financial condition and results of operations could be materially and adversely affected.

Renewable Power Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Renewable Power Risk.    Renewable power companies are dependent upon factors such as available water flows, wind conditions, weather conditions and technological primacy generally that may significantly impact the performance of such companies and assets. Hydrology, wind and weather conditions generally have natural variations from season to season and from year to year and may also change permanently because of climate change or other factors. A natural disaster could impact water flows and water rights are generally owned or controlled by governments that reserve the right to control water levels or may impose water-use requirements as a condition of license renewal. Wind energy is highly dependent on weather conditions and, in particular, on wind conditions. Moreover, technology use generally by renewable power companies is accompanied by the attendant costs of maintaining such technology while in use and subject to increased risks of obsolescence associated with emerging and disruptive new technologies. Furthermore, these risks may be exacerbated where assets are not winterized or otherwise built with technologies that enable the asset to withstand extreme weather conditions.

Utility and Midstream Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Utility and Midstream Risk.    Risks that are intrinsic to the utility and midstream infrastructure sectors include difficulty in obtaining an adequate return on invested capital, difficulty in financing large construction programs, restrictions on operations and increased cost and delays attributable to environmental considerations and regulation, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, technological innovations that may render existing plants, equipment or products obsolete, the potential impact of natural or man-made disasters, exposure to health, safety and security risks, increased costs and reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, the effects of energy conservation, the effects of a national energy policy and lengthy delays and greatly increased costs and other problems associated with the design, construction, licensing, regulation and operation of utility and power generation facilities. There are substantial differences among the regulatory practices and policies of various jurisdictions and any given regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases or that such increases will be adequate to permit the payment of dividends on common stocks issued by a utility or midstream infrastructure company. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities or midstream infrastructure enterprises to obtain adequate relief. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of power plants. Prolonged changes in climatic conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility. Changes in environmental conditions, such as hydrology and wind, could materially adversely affect the volume of electricity generated at electric generating stations, which could materially impact revenue and cash flow. Environmental conditions have natural variations from season to season and from year to year and may also change permanently because of climate change or other factors outside of Brookfield’s control.

The ownership, construction, operation and transition of new or existing utility and midstream infrastructure companies carry an inherent risk of liability related to health, safety, security and the environment, including the risk of potential civil liability or of government imposed orders to remedy unsafe conditions and/or to remediate or otherwise address environmental contamination or damage. Portfolio Investments could also be exposed to potential penalties for contravention of health, safety, security and environmental laws. In the ordinary course of business, owners of utility and midstream infrastructure companies incur capital and operating expenditures to comply with health, safety, security and environmental laws to obtain licenses, permits and other approvals and to assess and manage related risks. The cost of compliance with these laws (and any future laws or amendments enacted) may increase over time and result in additional material expenditures. Portfolio Investments may become subject to government orders, investigations, inquires and other proceedings (including civil claims) relating to health, safety, security and environmental matters as a result of which such Portfolio Investment’s operations may be limited or suspended. The occurrence of any of these events and any changes, additions to or more rigorous enforcement of health, safety, security and environmental laws could have a material and adverse impact on a Portfolio Investment’s operations and result in additional material expenditures. Additional environmental, health and safety issues relating to presently known or unknown matters may require unanticipated expenditures, or result in fines, penalties or other consequences (including changes to operations) that may be material and adverse to the Portfolio Investments. Furthermore, in the ordinary course of business utility and midstream infrastructure companies are involved in various legal actions that could expose such companies to liability for damages. The outcome with respect to outstanding, pending or future actions cannot be predicted with certainty and may be adverse to the Portfolio Investments and as a result could have a material adverse effect on such Portfolio Investment’s assets, liabilities, business, financial condition, results of operations and cash flow. Such Portfolio Investments are subject to governmental or regulatory investigations from time to time. Governmental and regulatory investigations, regardless of their outcome, are generally costly, divert management attention and have the potential to damage the Fund and Brookfield’s reputation. There has been increasing global focus on the implementation and enforcement of anti-bribery and anti-corruption legislation by various governmental agencies, including the SEC and the Department of Justice in the United States The unfavorable resolution of any governmental or regulatory investigation could result in criminal liability, fines, penalties and other monetary or non-monetary remedies and could materially affect the Portfolio Investments or such Portfolio Investment’s operations.

The following are examples of risks associated with certain industries within the utilities and midstream sectors.

•        Electric.    The electric utility industry consists of companies that are engaged principally in the generation, transmission and sale of electric energy, although many also provide other energy-related services. In the past, electric utility companies, in general, have been favorably affected by lower fuel and financing costs and the full or near completion of major construction programs. In addition, many of these companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Some electric utilities have also taken advantage of the right to sell power outside of their traditional geographic areas. Electric utility companies have historically been subject to the risks associated with increases in fuel and other operating costs, high interest costs on borrowings needed for capital construction programs, costs associated with compliance with environmental and safety regulations and changes in the regulatory climate. As interest rates declined, many utilities refinanced high cost debt and in doing so improved their fixed charges coverage. Regulators, however, lowered allowed rates of return as interest rates declined and thereby caused the benefits of the rate declines to be shared wholly or in part with customers. In a period of rising interest rates, the allowed rates of return may not keep pace with the utilities’ increased costs. The introduction of competition into the industry as a result of deregulation has at times resulted in lower revenue, lower credit ratings, increased default risk and lower electric utility security prices. Such increased competition may also cause long-term contracts, which electric utilities previously entered into to buy power, to become “stranded assets” which have no economic value. Any loss associated with such contracts must be absorbed by ratepayers and investors. In addition, some electric utilities have acquired electric utilities overseas to diversify, enhance earnings and gain experience in operating in a deregulated environment. In some instances, such acquisitions have involved significant borrowings, which have burdened the acquirer’s balance sheet. There is no assurance that current deregulation proposals will be adopted. However, deregulation in any form could significantly impact the electric utilities industry.

•        Gas.    Gas transmission companies and gas distribution companies are undergoing significant changes. Many companies have diversified into oil and gas exploration and development, making returns more sensitive to energy prices. Gas utility companies have been adversely affected by disruptions in the oil industry and have also been affected by increased concentration and competition. In certain jurisdictions, acquisitions and dispositions in this industry might require regulatory approvals and be subject to significant regulatory requirements. Obtaining any such approvals and complying with any such regulatory requirements may be costly and/or time-consuming to obtain. For example, in the United States, interstate transmission companies are regulated by the Federal Energy Regulatory Commission (“FERC”), so certain of the Fund’s acquisitions and dispositions may be subject to FERC approval under the U.S. Federal Power Act, as amended.

•        Water.    Water supply utilities are companies that collect, purify, distribute and sell water. In the United States and around the world the industry is highly fragmented because most of the supplies are owned by local authorities. Companies in this industry are generally mature and are experiencing little or no per capita volume growth. Water supply utilities are subject to the risk of existing or future environmental contamination, including, among others, soil and groundwater contamination as well as the delivery of contaminated water, as a result of the spillage of hazardous materials or other pollutants. Water supply utilities are also subject to the risk of increased costs, which may result from a number of factors, including fluctuations in water availability or costs associated with desalination.

Data Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Data Risk.    There are a number of risks that are intrinsic to the data sector. For example, as there is a limited number of potential customers in this sector, the loss of one customer could materially decrease revenues and have an adverse impact on growth opportunities. In this regard, consolidation among technology customers may result in decreased need for multiple networks or data centers or a customer may decide to no longer outsource certain types of data infrastructure or otherwise change its business model, in each case, which would have a material and adverse effect on growth and revenues of companies in the data sector. Also, the emergence of new or improved technologies could result in the demand for existing tower space, data centers and/or fibers and thus reduce demand for new tower, data center and/or fiber leasing. In addition, increased competition in the data sector may result in fewer opportunities and higher prices for acquisitions as well as put pressure on leasing rates for new and renewing customer tower, data center and/or fiber leases. There can be no assurances that leases with current customers will not be terminated or that they will be renewed or re-let on a timely basis or at favorable net effective leasing rates.

The data sector is generally subject to United States federal, state, local and non-U.S. regulation. Local zoning authorities and community organizations are often opposed to construction in their communities and these regulations can delay, prevent or increase the cost of new tower, data center and/or system distribution construction and modifications. Existing regulatory policies may materially and adversely affect the associated timing or cost of such projects and additional regulations may be adopted which increase delays or result in additional costs, or that prevent proposed projects in certain locations. See “Regulatory and Legal Risks” above.

Furthermore, if radio frequency emissions from wireless handsets or equipment on towers are demonstrated to cause negative health effects, potential future claims could adversely affect operations, costs and revenues.

Development and Construction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Development and Construction Risk.    The Fund may invest in projects that involve significant construction or development, such as greenfield development, and therefore there is a risk that such projects will not be completed within budget, within the agreed timeframe or to the agreed specification (e.g., due to an inability to obtain required permits or project financing or as a result of delays following engagement with local stakeholders), which may result in significant delays, increased costs or delays in the commencement of cash flow generation. Such unexpected delays or costs may result in increased debt service costs and the inability of project owners to meet the higher interest and principal repayments arising from the additional debt requirement. In addition, there could be insufficient funds to complete construction. Delays in project completion may also affect the scheduled cash flow necessary to cover the debt service costs and operation and maintenance expenses. These risks may be mitigated by provisions in construction contracts for payment of liquidated damages by the construction contractors. However, the Fund may not benefit from such provisions and may be exposed to any losses not covered by such provisions or to the financial failure of the contractors. In the event a development project is unsuccessful, expenses incurred in connection with such development project, including those related to development services provided by Brookfield or an affiliate thereof, may be borne by the Fund despite that such development project did not proceed. As a result, with respect to Portfolio Investments by the Fund in projects involving significant construction or development, any one of the foregoing may undermine a Portfolio Company’s operations and, consequently, the Fund’s ability to achieve its objectives which would have contemplated successful execution of such construction and/or development.

Demand and Usage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Demand and Usage Risk.    Although the Fund expects to target assets with low demand, usage and throughput risk, residual demand, usage and throughput risk can affect the performance of Portfolio Investments. To the extent that the Adviser’s assumptions regarding the demand, usage and throughput of assets prove incorrect, returns to the Fund could be materially and adversely affected.

Loss of Customers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loss of Customers.    Companies or assets within certain infrastructure sectors often derive a significant portion of their revenue from a small number of customers, and the loss, consolidation or bankruptcy or insolvency of any of such customers may materially decrease revenues and have an adverse impact on growth opportunities of such companies or assets and within such sectors.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk.    The long-term profitability of the assets in which the Fund invests will be dependent upon the efficient operation, maintenance and high availability of such assets. Inefficient operations, maintenance and low availability may reduce returns to stockholders. Operations are also subject to the risk of equipment failure due to wear and tear, latent defect, design error, operator error, or early obsolescence, among other things, which could have a material adverse effect on the assets, liabilities, business, financial condition, results of operations and cash flow of Portfolio Investments.

New and Disruptive Technologies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

New and Disruptive Technologies.    The Fund may invest in Portfolio Investments that make use of older, sustaining or little to no technology, in which case, the value of any such Portfolio Company could be adversely impacted by competitors developing and/or utilizing new, disruptive technologies. Further, competitors may implement such disruptive technologies over a period of time during which the market, including Brookfield, is not aware of, or has access to, such developments. As a result, while Brookfield may seek to assist a Portfolio Company with making technological improvements, any such Portfolio Company that does not utilize certain technologies for any reason may be at a competitive disadvantage and, as a result, the lack thereof of the adoption of such technologies may have a material adverse effect on the Portfolio Company or may even lead to an entire asset class becoming obsolete. The Fund may also invest in Portfolio Investments that use newly developed, less proven technologies. There is no guarantee that such new technologies will perform as anticipated, especially in a field of rapidly changing technologies. The failure of a technology to perform as anticipated or its obsolescence, due to the development and utilization of new and disruptive technologies or otherwise, may materially and adversely affect the performance of certain Portfolio Investments that invest in or use such technologies and certain Portfolio Investments that do not benefit from such technologies.

Reliance on Portfolio Company Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Portfolio Company Management.    With respect to management at the Portfolio Company level, many Portfolio Investments rely on the services of one or a limited number of key individuals, the loss of any one of whom could significantly adversely affect the Portfolio Company’s performance; the loss of one or more key individuals is further exacerbated in industries, sectors and fields where technologies and the expertise to understand and develop such technologies is highly specialized, which is expected to be the case with respect to certain Portfolio Investments made by the Fund. There can be no assurance that the existing management team of a Portfolio Company, or any new team, will be able to successfully operate such Portfolio Company or will meet the Fund’s expectations. Although the Adviser expects to monitor Portfolio Company management, management of each Portfolio Company will have day-to-day responsibility with respect to the business of such Portfolio Company. In addition, certain Portfolio Investments may operate in highly regulated environments, and the Fund will likely rely on the management teams to manage their activities in a manner consistent with applicable laws and regulations (including the U.S. Foreign Corrupt Practices Act and other anti-corruption, anti-bribery and anti-boycott laws, regulations and orders) and in a manner which will permit such Portfolio Company to maintain a quality reputation. If a Portfolio Company acts inconsistently with applicable laws and regulations or takes actions that cause such Portfolio Company disrepute, such actions may adversely affect the Fund, as an investor in the Portfolio Company, and may damage the Fund’s reputation, which may adversely impact the Fund’s ability to complete other Portfolio Investments and the Fund’s ability to realize its investment objective.

Labor Relations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Labor Relations.    Certain Portfolio Investments may have unionized work forces or employees who are covered by a collective bargaining agreement, which could subject any such Portfolio Company’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, a Portfolio Company’s operations and profitability could suffer if it experiences labor relations problems. Upon the expiration of any Portfolio Company’s collective bargaining agreements, it may be unable to negotiate new collective bargaining agreements on terms favorable to it, and its business operations at one or more of its facilities may be interrupted as a result of labor disputes or difficulties and delays in the process of renegotiating its collective bargaining agreements. A work stoppage at one or more of a Portfolio Company’s facilities could have a material adverse effect on its business, results of operations and financial condition. Any such problems additionally may adversely affect the Fund’s ability to implement its investment objectives.

Impact of Natural or Man-Made Disasters; Disease Epidemics [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Impact of Natural or Man-Made Disasters; Disease Epidemics.    Certain regions are at risk of being affected by natural disasters or catastrophic natural events. Considering that the development of infrastructure, disaster management planning agencies, disaster response and relief sources, organized public funding for natural emergencies, and natural disaster early warning technology may be immature and unbalanced in certain countries, the natural disaster toll on an individual Portfolio Company or the broader local economic market may be significant. Prolonged periods may pass before essential communications, electricity and other power sources are restored and operations of the Portfolio Company can be resumed. Portfolio Investments could also be at risk in the event of such a disaster. The magnitude of future economic repercussions of natural disasters may also be unknown, may delay the Fund’s ability to invest in certain companies, and may ultimately prevent any such Portfolio Investment entirely. Portfolio Investments may also be negatively affected by man-made disasters. Publicity of man-made disasters may have a significant negative impact on overall consumer confidence, which in turn may materially and adversely affect the performance of Portfolio Investments, whether or not such Portfolio Investments are involved in such man-made disaster.

In addition, certain illnesses spread rapidly and have the potential to significantly adversely affect the global economy. Any epidemic or other outbreak of an infectious disease may result in the closure or suspension of certain businesses, and could also result in (a) the lack of availability or price volatility of raw materials or component parts necessary to a Portfolio Company’s business, (b) disruption of regional or global trade markets and/or the availability of capital or leverage, (c) trade restrictions which impact a Portfolio Company’s business and/or (d) a general economic decline and/or decline in the market applicable to any Portfolio Company, and have an adverse impact on the Fund’s value, Portfolio Investments, or the Fund’s ability to source new Portfolio Investments. This type of market disruption may also make it difficult to obtain a credit facility or to finance particular Portfolio Investments.

Climate Change [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Climate Change.    Ongoing changes to the climatic conditions in which the Fund operates and invests may have an adverse impact on the Fund and its Portfolio Investments. While the precise future effects of climate change are unknown, it is possible that changes in weather patterns or extreme weather (such as floods, hurricanes and other storms) could, among other adverse impacts, damage the Portfolio Investments. These changes, in addition to changes affecting precipitation levels, hydrology, annual sunshine and/or wind levels could also influence power generation levels. Reductions in precipitation levels, wind or sunlight could cause material and adverse impacts on the Portfolio Investments. If such reductions are significant, certain Portfolio Investments may be rendered inoperable. Significant increases in precipitation levels or wind could cause damage to the Portfolio Investments and create periods in which the Portfolio Investments are inoperable. The adverse effects of climate change and related regulation at provincial or state, federal and international levels could have a material adverse effect on the business, financial position, results of operations or cash flows of the Fund and the Portfolio Investments. Notwithstanding that the Fund will make Portfolio Investments involved in mitigating the effects of climate change, any of the foregoing could adversely affect the value of the Portfolio Investments and the performance of the Fund.

The Fund may be making Portfolio Investments that are heavily involved in alleviating the effects of climate change. The business success of any such Portfolio Company may be inextricably tied to its ability to mitigate the effects of climate change, which may be challenging or unattainable.

Conversely, certain Portfolio Investments may, at the time of the Fund’s Portfolio Investment, and thereafter (including during the Fund’s hold period), be considered “high risk” in terms of their impact on their communities and the environment, and may be actively creating negative externalities on their local and global climates. Such “high risk” businesses may be subject to increased regulatory scrutiny and government disincentives, each of which may change unpredictably, which therefore may decrease the value of such Portfolio Company.

Business Transformation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Business Transformation.    The Fund may make investments that seek to help transition businesses, primarily within the utility, energy, industrial and technology sectors, towards net-zero business models. There can be no guarantee that any of these investments will be successful in such endeavor. As a result, such Portfolio Companies may not be able to achieve their impact objectives. Additionally, should such Portfolio Companies achieve their transformation objectives, there can be no assurance that such transformation from an impact perspective will necessarily result in increased financial returns for the Fund. Any such investment may pursue a business transformation toward a lower carbon business model at considerable time and financial expense, which may, for a period of time (or indefinitely) result in financial losses, including due to the loss of revenue streams or business contracts. In the same vein, investments by the Fund in its Portfolio Companies are expected to be particularly spread out over time, given that a significant part of the Fund’s capital is expected to be used for purposes of development and capital expenditures. Given that the Fund may be contractually obligated to continue to provide funding for a Portfolio Company, irrespective of market movements, changing regulatory environments, and fluctuations in the price of commodities, among other emerging risks, such risks may have a greater impact on the Fund than otherwise would be expected for investment funds with other investment strategies. The Fund’s returns may be adversely impacted as a result.

Control Position [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Control Position.    The Fund and its affiliates will generally seek investment opportunities that allow them to have significant influence on the management, operations and strategic direction of the Portfolio Investments in which it invests. The exercise of control and/or significant influence over a company imposes additional risks of liability for environmental damage, product defects, failure to supervise management and other types of liability in which the limited liability characteristic of business operations may generally be ignored. The exercise of control and/or significant influence over a Portfolio Company could expose the assets of the Fund to claims by such Portfolio Company, its security holders and its creditors. While the Adviser intends to manage the Fund in a way that will minimize exposure to these risks, the possibility of successful claims cannot be precluded.

In addition, a previous United States court decision has increased the likelihood that the Fund could be jointly and severally liable with its Portfolio Investments for the Portfolio Investments’ defined benefit pension liabilities. Under ERISA (as defined below), a trade or business that owns at least 80% of another entity may be jointly and severally liable for that other entity’s unfunded pension liabilities if the plan terminates or if the employer withdraws from contributing to the plan. A previous United States Federal appeals court decision has held that a private equity fund is a “trade or business” for these purposes. In acquiring Portfolio Investments with unfunded pension liabilities, both the risk of this liability being incurred as well as risk mitigation strategies will be evaluated and, in appropriate instances, this risk may cause the Fund to not pursue an otherwise attractive investment opportunity or to limit its ownership percentage to below the 80% threshold. If the Fund does acquire Portfolio Investments with unfunded pension liabilities and does not limit its ownership percentage to below the 80% threshold, it may face certain liabilities related to the above.

Board Participation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Board Participation.    The Fund or an affiliate will generally seek control or co-control positions in Portfolio Investments and will generally be represented on the boards of directors (or have its representatives serve as observers to such boards of directors) of most of its Portfolio Investments as well as positions on advisory, operating or similar committees of such Portfolio Investments. Although such positions in certain circumstances may be important to the Fund’s investment strategy and may enhance the Adviser’s ability to manage the Portfolio Investments, they may also have the effect of impairing the Adviser’s ability to sell the related securities when, and upon the terms, it may otherwise desire, and may subject the Adviser and the Fund to claims they would not otherwise be subject to as an investor, including claims of breach of duty of loyalty, securities claims and other director related claims. In general, the Fund will indemnify the Adviser and their representatives from such claims.

Minority Position and “Toe-hold” Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minority Position and “Toe-hold” Investments.    The Fund expects to make minority equity or debt Portfolio Investments where the Fund may have limited influence. Such Portfolio Investments may have economic or business interests or goals that are inconsistent with those of the Fund and the Fund may not be in a position to limit or otherwise protect the value of such Portfolio Investments. The Fund’s control over the investment policies of such Portfolio Investments may also be limited. This could result in the Portfolio Investments being frozen in minority positions that incur substantial losses. This could also prevent the Fund from realizing the value of its Portfolio Investments and distributing proceeds in a timely manner.

If the Fund takes a minority position in publicly traded securities as a “toe-hold” investment, such publicly traded securities may fluctuate in value over the limited duration of the Portfolio Investment in such publicly traded securities, which could potentially reduce returns to stockholders. While the Adviser may seek to accumulate larger positions and/or incremental economic exposure through open market purchases, registered tender offers, negotiated transactions, private placements or equity derivatives (i.e., total return swaps), the Adviser may be unable to accumulate a sufficiently large position in a Portfolio Company to execute its strategy. In such circumstances, the Fund may dispose of its position in the Portfolio Company within a short time of acquiring it; there can be no assurance that the price at which the Fund can sell such securities will not have declined since the time of acquisition. Moreover, this may be exacerbated by the fact that securities of the companies that the Fund may target may be thinly traded and that the Fund’s position may nevertheless have been substantial, although not controlling, and its disposal may depress the market price for such securities.

Additionally, from time to time the Fund may make a toe-hold Portfolio Investment in publicly traded securities as part of a potential broader, longer-term investment strategy, and as a result, the Fund may keep certain information related to such Portfolio Investments confidential due to certain disclosure and regulatory related considerations.

Investments in Derivatives [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Derivatives.    In addition to the activities described in “Hedging Transactions” above, the Fund may use swaps, including credit default and total return swaps, and other over-the-counter derivative instruments or participations to leverage, access or enhance Portfolio Investments, in each case in circumstances in which such derivatives are intended to resemble, as closely as possible, the economic rights that could otherwise be obtained directly. The special risks associated with these obligations include: (a) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws; (b) adverse consequences resulting from participating in such instruments with other institutions with lower credit quality; (c) limitations on the ability of the Fund or the Adviser to directly enforce its rights with respect to instruments; (d) a secondary trading market that is not generally well developed, which may make it difficult to value or dispose of such instruments quickly or at a fair price; and (e) since the holder of such an instrument generally has no contractual relationship directly with the underlying Portfolio Company, the Fund may have to rely upon a third-party to take actions and provide information in respect of such company. See “Minority Position and ‘Toe-hold’ Investments” above.

Other Investment Techniques and Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Techniques and Instruments.    The Fund may employ other investment techniques and invest in other instruments that the Adviser believes will help achieve the Fund’s investment objective, whether or not such investment techniques or instruments are specifically described herein. In addition, if the Adviser believes that suitable investment opportunities present themselves to transact on attractive terms, the Fund may also consider the acquisition of such Portfolio Investments in the form(s) described herein or other types which are consistent with the Fund’s investment objectives. Consistent with its investment objective, the Fund may invest in financial instruments of any and all types, which exist now or are hereafter created.

Affiliated Transaction Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Affiliated Transaction Restrictions.    The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Adviser), principal underwriters and affiliates of those affiliates or underwriters. Under these restrictions, the Fund and any portfolio company that the Fund controls are generally prohibited from knowingly participating in a joint transaction, including co-investments in a portfolio company, with an affiliated person, including any directors or officers of the Fund, the Adviser or any entity controlled or advised by any of them. These restrictions also generally prohibit the Fund’s affiliates, principal underwriters and affiliates of those affiliates or underwriters from knowingly purchasing from or selling to the Fund or any portfolio company controlled by the Fund certain securities or other property and from lending to and borrowing from the Fund or any portfolio company controlled by the Fund monies or other properties. The Fund and its affiliates may be precluded from co-investing in private placements of securities, including in any portfolio companies controlled by the Fund. The Fund, its affiliates and portfolio companies controlled by the Fund may from time to time engage in certain joint transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain positions promulgated by the SEC and its staff. There can be no assurance that the Fund would be able to satisfy these conditions with respect to any particular transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions or the type of investments that the Fund could make. Furthermore, Brookfield has received exemptive relief from the SEC to allow certain managed funds and accounts, each of whose investment adviser is BAM PIC Canada or an investment adviser controlling, controlled by or under common control with BAM PIC Canada, to participate in negotiated co-investment transactions where doing so is consistent with the Fund’s investment objective and strategies as well as regulatory requirements and other pertinent factors, and pursuant to the conditions thereof (the “Co-Investment Exemptive Relief”).

Although the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, the Fund and the stockholders could be adversely affected to the extent investment opportunities are allocated to other investment vehicles managed or sponsored by, or affiliated with, the Fund’s executive officers, directors and members of the Adviser. The Fund might not participate in each individual opportunity but will, on an overall basis, be entitled to participate equitably with other entities managed by the Adviser and its affiliates. The Adviser seeks to treat all clients fairly and equitably over time such that none receives preferential treatment vis-à-vis the others over time, in a manner consistent with its fiduciary duty to each of them; however, in some instances, especially in instances of limited liquidity, the factors may not result in pro rata allocations or may result in situations where certain funds or accounts receive allocations where others do not.

Public Company Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Public Company Securities.    The Fund may hold securities traded on public markets, subject to the limitations set forth in this Prospectus. Portfolio Investments in such securities may involve different risks than those associated with investments in securities that are not traded on public markets. Among those risks are (a) increased disclosure requirements, (b) greater volatility, (c) increased likelihood of stockholder litigation, (d) restrictions on timing of disposition and (e) increased compliance costs.

In the event that the Fund invests in distressed public securities, among the problems involved in such Portfolio Investments is the fact that it frequently may be difficult to obtain information as to the conditions of such troubled issuers. The market prices of such securities are also subject to abrupt and erratic market movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected. It may take a number of years for the market price of such securities to reflect their intrinsic value.

Private Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Securities.    Many of the Fund’s Portfolio Investments will involve private securities, which are generally more difficult to sell than publicly traded securities, as there is often no liquid market, which may result in selling interests at a discount. In addition, private securities generally are more difficult to value than publicly traded securities as such valuations are inherently uncertain. The determinations of value in accordance with procedures established by the Adviser may differ materially from the values that would have been used if an active market and market quotations existed for such investments. In connection with the disposition of an investment in private securities, the Fund may agree to purchase adjustments and may be required to make representations about the business and financial affairs of the Portfolio Company typical of those made in connection with the sale of a business. The Fund may be obligated to fund such purchase price adjustments and also may be required to indemnify the purchasers of such Portfolio Investment to the extent that any such representations turn out to be inaccurate. These arrangements may result in the incurrence of contingent liabilities that may ultimately yield funding obligations that must be satisfied by the Fund prior to distributions being made to the stockholders.

Non-U.S. Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investments.    The Fund is expected to invest globally. Non-U.S. securities involve certain risks not typically associated with investing in the United States, including risks relating to (a) currency exchange matters including fluctuations in the rate of exchange between the United States dollar and the various non-U.S. currencies in which the Fund’s non-U.S. Portfolio Investments may be denominated, and costs associated with conversion of investment principal and income from one currency into another, (b)differences between the United States and non-U.S. securities markets, including potential price volatility in and relative illiquidity of some non-U.S. securities markets, (c) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation, (d) certain economic and political risks, including potential exchange control regulations and restrictions on non-U.S. investment and repatriation of capital and the risks of political, economic or social instability, (e) obtaining non-U.S. governmental approvals and complying with non-U.S. laws, (f) differing tax structures and (g) non-U.S. tax laws that (i) could adversely impact the cash flow and potential investment returns from such non-U.S. Investments and (ii) are subject to change, sometimes with retroactive effect. Anti-fraud and anti-insider trading legislation in these countries may be rudimentary. Anti-dilution protection also may be very limited. In these countries, the concept of fiduciary duty on the part of the management or directors of companies to stockholders may be limited. The legal systems in these countries may offer no effective means for the Fund to seek to enforce its rights or otherwise seek legal redress or to seek to enforce non-U.S. legal judgments.

Risks of Investing in Emerging and Developing Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks of Investing in Emerging and Developing Markets.    The Fund may make Portfolio Investments in emerging or developing markets. The risks associated with global investing are magnified in such markets. The depth, liquidity, sales volume and stability of other markets are significantly lower in emerging and developing markets as compared to the United States, Canada or Western Europe. Furthermore, political and economic structures in countries with emerging or developing economies or stock markets generally lack the social, political and economic stability characteristic of more developed countries. This instability may result from, among other things, the following: (a) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means and the imposition or strengthening of controls on non-U.S. investment and/or repatriation of capital and income; (b) popular unrest associated with demands for improved political, economic and social condition; (c) internal insurgencies; (d) hostile relations with neighboring countries; (e) ethnic, religious and racial disaffection; (f) higher levels of corruption of government officials and corporate officers; and (g) interference into political and government affairs by powerful economic groups. This social, political and economic instability significantly increases the risk of, and could significantly and adversely affect the value of, Portfolio Investments in emerging or developing markets.

In addition, governments in certain countries participate to a significant degree in their economies through ownership interests and/or regulation. With respect to certain countries, there may also be the possibility of expropriation, confiscatory taxation or other protectionist measures or diplomatic developments that could affect investments in those countries. Repatriation of investment income, capital and the proceeds of sale by non-U.S. investors may require governmental registration and approval in some emerging or developing market countries.

Furthermore, some emerging and developing market countries have laws and regulations that require government approval under certain circumstances, including under corporate, securities, currency control and other similar laws and may require financing and structuring alternatives that differ significantly from those customarily used in more developed countries. The process of obtaining these approvals may require a significant expenditure of time and resources. In certain countries, such laws and regulations have been subject to unpredicted and frequent changes, potentially exposing the Fund to taxes, restrictions and other obligations that were not anticipated at the time of initial investment.

Investments in New Jurisdictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in New Jurisdictions.    The Fund is intended to be global in nature and therefore may make Portfolio Investments in countries, territories and other jurisdictions in which the Adviser and portfolio managers may not have significant experience or expertise. While the Adviser intends to mitigate this risk by engaging applicable service providers and personnel with the requisite experience and expertise, there is no guarantee that such persons will adequately protect the Fund and its Portfolio Investments from the risks that may be prevalent in such jurisdictions.

Investment in Nonperforming or Troubled Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Nonperforming or Troubled Assets.    The Fund may make Portfolio Investments in nonperforming or troubled assets or businesses that involve a degree of financial risk and there can be no assurance that the Fund’s internal rate of return objectives will be realized or that there will be any return of capital. Furthermore, Infrastructure Investments operating in workout modes or under Chapter 11 of the Bankruptcy Code may, in certain circumstances, be subject to additional potential liabilities that could exceed the value of the Fund’s original Portfolio Investment, including equitable subordination and/or disallowance of claims or lender liability. In addition, under certain circumstances, payments to the Fund and distributions by the Fund to the stockholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment under applicable law.

Risks Related to Investment Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investment Structure.    Securities of various Portfolio Investments are also subject to a number of risks, which will be dependent in part on the structure of the Portfolio Company (e.g., corporation, partnership, etc.) and the structure of the securities (e.g., common equity, preferred equity, secured and unsecured debt and senior or junior debt, etc.). The performance of securities may depend in part on liquidity, market support, price volatility, and the relative rights of more senior and junior stakeholders, among other things. The business, creditworthiness, tax position, and effectiveness and stability of management of a Portfolio Company, as well as general and specific financial, business and economic conditions, may also have an effect on the value of securities.

Accounting Standards [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Accounting Standards.    The Fund is using U.S. GAAP accounting standards for the calculation of its net asset value, its valuation and the establishment of its audited annual financial statements on Form N-CSR. The Fund’s accounting standards may not correspond to the accounting standards of other Fund entities, resulting in different financial information appearing on their respective financial statements. Information available to stockholders in the Fund’s audited annual financial statements on Form N-CSR may differ from information available in the financial statements of other Fund entities, including operations, financial results, capitalization and financial obligations, earnings and securities.

Risks Relating to Due Diligence of Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Due Diligence of Portfolio Investments.    Before making Portfolio Investments, the Adviser will conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances known at that time. Due diligence may entail evaluation of important and complex business, financial, tax, accounting, environmental, social, governance, real property and legal issues. When conducting due diligence and making an assessment regarding an Investment, the Adviser will rely on the resources available to it, including information provided by the counterparty and, in some circumstances, third-party investigations. However, representations made by a counterparty could be inaccurate, and third-party investigations may not uncover risks. As a result, due diligence investigations conducted with respect to any investment opportunity may not reveal or highlight all relevant facts necessary or helpful to make the investment decision. Moreover, such an investigation will not necessarily result in a Portfolio Investment being successful. There can be no assurance that attempts to provide downside protection with respect to a Portfolio Investment, including pursuant to risk management procedures described in this Prospectus, will achieve their desired effect and potential investors should regard an investment in the Fund as being speculative and having a high degree of risk. There can be no assurance that the Adviser will be able to detect or prevent irregular accounting, employee misconduct or other fraudulent practices during the due diligence phase or during its efforts to monitor a Portfolio Investment on an ongoing basis or that any risk management procedures implemented by the Adviser will be adequate.

Consultants, legal advisors, appraisers, accountants, investment banks and other third parties may be involved in the due diligence process and/or the ongoing operation of the Fund’s Portfolio Investments to varying degrees. For example, certain asset management, finance, administrative and other similar functions may be outsourced to a third-party service provider whose fees and expenses will be borne by the Portfolio Investments or the Fund and will not offset Management Fees. Such involvement of third-party advisors or consultants may present a number of risks primarily relating to the Adviser’s reduced control of the functions that are outsourced. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex targets could be adversely affected.

Expedited Transactions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Expedited Transactions.    Investment analyses and decisions by the Adviser may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to the Adviser at the time of making an investment decision may be limited, and the Adviser may not have access to detailed information regarding assets. Therefore, no assurance can be given that the Adviser will have knowledge of all circumstances that may adversely affect a Portfolio Investment at the time the investment decision is made, and the Fund may make Investments which it would not have made if more extensive due diligence had been undertaken.

Portfolio Investment Liabilities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Investment Liabilities.    Liabilities of Portfolio Investments, including those related to activities that occurred prior to the Fund’s investment therein, could have an adverse impact on the Fund. For example, various jurisdictions permit certain classes of creditors and government authorities to make claims (including, by way of example only, environmental, consumer protection, antitrust and pension and labor law matters and liabilities) against stockholders of a company if the company does not have resources to pay out the claim. The Fund could, as a result, become liable for certain classes of claims against its Portfolio Investments. Finally, it is possible that creditors of Portfolio Investments owned by other Brookfield Accounts may seek to make certain claims (including, by way of example only, environmental, consumer protection and pension/labor law matters and liabilities) against the Fund due to its common control relationship with other Brookfield Accounts. The laws of certain jurisdictions provide not only for carve-outs from limited liability protection for a Portfolio Investment that has incurred certain liabilities, but also for recourse to assets of other entities under common control with, or that are part of the same economic group as, such company. For example, if a Portfolio Investment of the Fund or another Brookfield Account is subject to bankruptcy or insolvency proceedings in a jurisdiction and is found to have liabilities under the local consumer protection laws, the laws of that jurisdiction may permit authorities or creditors to file a lien on, or to otherwise have recourse to, assets held by entities under common control or that form part of the same economic group, potentially including Portfolio Investments of the Fund.

Risks from Operations of Other Portfolio Entities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks from Operations of Other Portfolio Entities.    The Fund and other Brookfield Accounts have made and will continue to make investments in Portfolio Investments that have operations and assets in many jurisdictions around the world. It is possible that the activities of one Portfolio Investment may have adverse consequences on one or more other Portfolio Investments (including the Fund’s Portfolio Investments), even in cases where the Portfolio Investments are held by other Brookfield Accounts and have no other connection to each other. For example, a violation of a rule by a Portfolio Investment of another Brookfield Account could prevent the Fund or one of its Portfolio Investment from obtaining a permit, or have other adverse consequences.

Risks Associated with an Investment in the Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND

Limited Operating History.    The Fund has limited operating history upon which prospective investors can base their investment decision. The past investment performance of predecessor funds to the Fund, any other Brookfield Account (including any investments made thereby) or any investments managed by predecessor funds to the Fund, Brookfield or the officers or other investment professionals of Brookfield cannot be construed as any indication of the future results of an investment in the Fund. Although certain officers and other investment professionals of Brookfield, both individually and together, have experience investing in infrastructure transactions, their past experience cannot be relied upon as an indicator of the ability of the Fund to execute on its investment strategy and achieve its investment objectives. While the Adviser intends to make Portfolio Investments that have estimated returns commensurate with the uncertainties involved, there can be no assurance that the Fund will be able to implement its investment strategy or achieve its investment objectives or that any stockholder will receive a return of capital. Stockholders should have the ability to sustain the loss of their entire investment in the Fund.

Reliance on Management.    The success of the Fund depends in substantial part upon the skill and expertise of the investment professionals who provide investment advice with respect to the Fund. There can be no assurance that these key investment professionals will continue to be associated with the Adviser throughout the life of the Fund. In addition, the key investment professionals and others within Brookfield devote their time and attention to Brookfield and various investments and investment products of Brookfield, which includes the activities of the Adviser and the Fund. While certain investment professionals will continue to devote such time as they believe is reasonably required to the Fund, the composition of the team dedicated to the Fund may change from time to time without notice to the stockholders. Furthermore, while such investment professionals may continue to be associated with the Adviser, they may move between the different business groups within Brookfield and no longer be responsible for providing investment advice with respect to the Fund. Accordingly, the make-up of the pool of investment professionals (including, in certain circumstances, members of the investment committee) with responsibility for the investment strategy of the Fund may evolve over time. The loss of key personnel, including as a result of the employment of such personnel by Portfolio Investments, could have a material adverse effect on the Fund’s ability to realize its investment objectives.

Unlisted Closed-End Fund Structure; Limited Liquidity.    The Fund does not currently intend to list the Shares for trading on any securities exchange or any other trading market in the near future. There is currently no secondary market for the Shares and the Fund does not expect any secondary market to develop for the Shares. Stockholders of the Fund are not able to have their Shares repurchased or otherwise sell their Shares on a daily basis, because the Fund is an unlisted closed-end fund. An investment in the Fund is suitable only for investors who can bear the risks associated with private market investments with potential limited liquidity of the Shares. An investment in the Fund is suitable only for investors who can bear the risks associated with private market investments with potential limited liquidity of the Shares as described in “Repurchases” above.

Operational Risk.    The Fund is subject to operational risk, including the possibility that errors may be made by the Adviser, the Fund’s service providers (including third-party fund administrators) or any of their respective affiliates in certain transactions, calculations or valuations on behalf of, or otherwise relating to, the Fund. stockholders may not be notified of the occurrence of an error or the resolution of any error. Generally, the Adviser, the Fund’s service providers and any of their respective affiliates will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.

Risk of Unsuccessful Exit Strategies.    The Fund may opportunistically sell, publicly list, distribute or otherwise dispose of Portfolio Investments at any time. It is not possible to predict whether a particular exit strategy will be advantageous or available at the appropriate time. If the Fund fails to execute an exit strategy successfully prior to the liquidation of the Fund, the Fund may be forced to liquidate its assets on terms less favorable than anticipated and the proceeds from these Portfolio Investments and the remaining Portfolio Investments may be materially and adversely affected.

Illiquid and Long-Term Investments.    Although Portfolio Investments are expected to generate some amount of current income, Portfolio Investments will be held for an indefinite period of time and the return of capital and the realization of gains, if any, from a Portfolio Investment generally will most likely occur only upon the partial or complete disposition of such Portfolio Investment. While a Portfolio Investment may be sold at any time, it is generally expected that the sale of a substantial portion of the Portfolio Investments will not occur for a number of years after such Portfolio Investments are made. Since the Portfolio Investments targeted by the Fund are generally not liquid, it is unlikely that there will be a public market for certain of the securities or debt instruments held by the Fund and such securities or debt instruments may require a substantial length of time to liquidate. The Fund generally will not be able to sell these securities or debt instruments publicly unless their sale is registered under applicable securities laws or unless an exemption from such registration requirements is available. In addition, in some cases, the Fund may be prohibited or limited by contract from selling certain securities or debt instruments for a period of time and as a result, may not be permitted to sell a Portfolio Investment at the time it might otherwise desire to do so.

Projections.    The Fund will make Portfolio Investments based upon projections developed by the Adviser or a Portfolio Company concerning a Portfolio Company’s future performance, outcome and cash flow. Because projections are inherently subject to uncertainty and factors beyond the control of the Adviser and the Portfolio Company, investors have no assurance that the Portfolio Investments will yield the returns expected by the Fund’s management. The inaccuracy of certain assumptions, the failure to satisfy certain requirements and the occurrence of other unforeseen events could impair the ability of a Portfolio Company to realize projected values, outcomes and cash flow. In addition, subsequent to the Fund’s acquisition of a particular Portfolio Investment, management or the Adviser may adjust projected returns to reflect changes in market conditions or based upon other relevant facts and circumstances.

Valuations.    Because secondary markets for certain investments may be limited or non-existent, they may be difficult to value. When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Directors. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, the Adviser may use an independent pricing service or prices provided by dealers to value certain fixed income securities at their market value. The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5. In its role as the valuation designee, the Adviser is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

In particular, several factors which involve a significant degree of judgment could impact the valuation of the Fund’s Infrastructure Investments. The Fund will primarily hold Infrastructure Investments and other assets that will not necessarily have readily ascertainable market values and which may be more illiquid in nature. The valuation of such illiquid assets is inherently subjective and subject to increased risk that the information utilized to value such assets or to create the pricing models may be inaccurate or subject to other error. In addition, valuations rely on a variety of assumptions, including assumptions about projected cash flows for the remaining holding periods for the assets, market conditions at the time of such valuations and/or any anticipated disposition of the assets, legal and contractual restrictions on transfers that may limit liquidity, and any transaction costs related to, and the timing and manner of, any anticipated disposition of the assets, all of which may materially differ from the assumptions and circumstances on which the valuations are based. The value of the Fund’s assets may also be affected by any changes in accounting standards, policies or practices as well as general economic, political, regulatory and market conditions and the actual operations of Infrastructure Investments, which are not predictable and can have a material impact on the reliability and accuracy of such valuations. As such, the carrying value of an asset may not reflect the price at which the Infrastructure Investment could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. Accordingly, such values may not accurately reflect the actual market values of the Infrastructure Investments, and, thus, stockholders will likely make decisions as to whether to purchase or tender Shares without complete and accurate valuation information.

Secondary Investments are generally valued based on the latest net asset value reported by the Portfolio Fund Manager or third-party sponsor.

Interpretation of Governing Documents.    The governing documents of the Fund establish complex arrangements among the Fund, the stockholders, Brookfield and other relevant parties. From time to time, questions may arise regarding certain parties’ rights and obligations in certain situations, some of which may not have been contemplated upon the negotiation and execution of such documents. In some instances, the operative provisions of the governing documents may be broad, unclear, general, conflicting, ambiguous or vague and may allow for multiple reasonable interpretations. In other instances, there may not be a directly applicable provision. While Brookfield will construe the relevant provisions in good faith and in a manner consistent with its legal obligations, the interpretations used may not always be the most favorable to the Fund or the stockholders.

Anti-Takeover Provisions.    Certain provisions of the Charter and Bylaws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. These provisions may inhibit a change of control in circumstances that could give the stockholders the opportunity to realize a premium over the value of the Shares.

Concentration Risk.    The Fund is subject to concentration risk. Concentration risk is the risk that the Fund’s investments in the securities of companies in one industry will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be. The Fund may be subject to greater volatility with respect to its Portfolio Investments than if the Fund was more broadly diversified.

Risks Upon Disposition of Investments.    In connection with the disposition of certain types of Portfolio Investments, the Fund may be required to make representations about the business and financial affairs of the applicable Portfolio Company typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such Portfolio Company or underwriters to the extent that any such representations or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which might ultimately have to be funded by the stockholders.

Recourse to Assets.    The Fund’s assets, including any Portfolio Investments made by the Fund and any funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and may not be limited to any particular asset, such as the asset representing the Portfolio Investment giving rise to the liability.

Other Considerations Regarding Repurchases.    The Fund may sell Portfolio Investments to fund repurchase offers. In addition, subject to the Fund’s investment restrictions with respect to borrowings, the Fund may borrow money to finance the repurchase of Shares. However, there can be no assurance that the Fund will be able to obtain such financing for repurchase offers if it attempts to do so. Although repurchase offers generally would be beneficial to stockholders by providing them with some ability to sell their Shares to the Fund at the repurchase price, the acquisition of Shares by the Fund will decrease the total assets of the Fund. Repurchase offers are, therefore, likely to increase the Fund’s expenses borne by remaining stockholders, may result in untimely sales of Portfolio Investments and/or may limit the Fund’s ability to participate in new investment opportunities. To the extent the Fund maintains a cash position to satisfy Fund repurchases, the Fund would not be fully invested, which may reduce the Fund’s investment performance. Furthermore, to the extent the Fund borrows to finance the making of repurchase offers by the Fund, interest on such borrowings reduces the Fund’s net investment income. In order to fund repurchase requests, the Fund may be required to sell its more liquid, higher quality portfolio securities to purchase Shares that are tendered, which may increase risks for remaining stockholders and increase Fund expenses.

Claims Against Brookfield; Regulatory Investigations.    Brookfield is a global asset manager with many investment strategies and offices and employees around the world. Given the broad spectrum of operations of Brookfield and its affiliates, claims (or threats of claims) and governmental investigations, examinations, requests for information, audits, inquiries, subpoenas and other regulatory or civil proceedings can and do occur in the ordinary course of its and its affiliates’ (including the Adviser’s) business. Such investigations, actions and proceedings may impact the Fund, including by virtue of reputational damage to Brookfield (including the Adviser), or otherwise. The unfavorable resolution of such items could result in criminal or civil liability, fines, settlements, charges, penalties or other monetary or non-monetary remedies or sanctions that could negatively impact Brookfield (including the Adviser). In addition, such actions and proceedings may involve claims of strict liability or similar risks against the Fund in certain jurisdictions or in connection with certain types of activities. While Brookfield (including the Adviser) has implemented policies and procedures designed to protect against non-compliance with applicable rules and regulations, there is no guarantee that such policies and procedures will be adequate or will protect Brookfield in all instances.

Risk of Brookfield Credit Event or Adverse Effect on Brookfield’s Operations.    Although the Fund, the Adviser are separate legal entities from other entities of Brookfield, in the event that Brookfield were to experience material financial distress or a downgrade in its credit rating, or if there were a change of control of Brookfield, the Fund could nonetheless be adversely affected. In that regard, financial distress, a credit rating downgrade or change of control of Brookfield or the Adviser could cause the Adviser to have difficulty retaining personnel, or otherwise adversely affect the Fund and its ability to achieve its investment objectives. Such an event may also cause a default, reduction in borrowing base or other adverse effect with respect to indebtedness incurred by the Fund. Similarly, if other Brookfield Accounts were to incur substantial losses, the revenues of Brookfield may decline substantially. Such diminishment in revenues could affect the ability of Brookfield to satisfy any substantial drawdowns in respect of its capital contributions or its commitments to investments or prospective investments.

Adverse Publicity.    Each of the Fund and the Adviser face the risk of negative publicity, including in matters such as labor disputes and adverse environmental attention, as well as matters arising out of municipal and federal government scrutiny both in the United States and globally. Additionally, Portfolio Company employees and Brookfield employees could pursue claims against Brookfield or the Fund, which may draw negative publicity, as well as negative news media attention. Such adverse publicity may have a material effect on the Adviser’s ability to source Portfolio Investments or otherwise meet the Fund’s investment objectives.

Follow-On Investments.    Following an initial Portfolio Investment, the Fund could be called upon to provide additional funds or have the opportunity to increase its Portfolio Investments in, or relating to, existing Portfolio Investments, subject to certain limitations in the Advisory Agreement and herein. There is no assurance that the Fund will make Follow-On Investments or that the Fund will have sufficient funds to make any such Follow-On Investments. Any decision by the Fund not to make a Follow-On Investment or its inability to make a Follow-On Investment could have a substantial negative impact on the original Portfolio Investment and could result in missed opportunities for the Fund or could result in the dilution of such Portfolio Investments (in the event alternative capital is used to satisfy such additional funding needs, for example from additional third-party co-investors or from Brookfield Accounts including proprietary accounts of Brookfield). In certain circumstances, a Follow-On Investment could arise because of an adverse development at a Portfolio Investment and the funding of such Follow-On Investment may not necessarily address such development, and could potentially result in an increased loss by the Fund in respect of such Portfolio Investment. Subject to any applicable limitations noted in “Allocation of Investment Opportunities” below, or in this Prospectus, another Brookfield Account could invest in any Follow-On Investment in lieu of, or alongside, the Fund. Additionally, if the Fund makes a Follow-On Investment, there is no assurance that such Follow-On Investment will be successful. Finally, the tax consequences to investors of a Follow-On Investment will likely be determined, at least in part, by the investment structure of the Portfolio Investment previously made by the Fund. Such tax consequences may adversely impact investors due to changes to U.S. or non-U.S. tax laws that are made after the Fund’s original Portfolio Investment but before a Follow-On Investment is made.

In the event that an initial investment in a Portfolio Company was shared between the Fund, other Brookfield Accounts and/or other third parties (including co-investors), and a Follow-On Investment opportunity arises with respect to such initial Portfolio Investment, the Follow-On Investment will not necessarily be made in the same proportions as the initial Portfolio Investment (including, among other reasons, if (i) the relevant entities having different views as to the desirability of the Follow-On Investment or different amounts of available capital, (ii) the Follow-On Investment opportunity has a different investment profile or attributes less suited to the relevant entities, (iii) a Brookfield Account had participated in the applicable initial Portfolio Investment in support of the Fund and determines that similar support is not needed or appropriate in respect of the applicable Follow-On Investment or (iv) in situations where Brookfield had earlier provided interim financing in lieu of the Fund providing a Bridge Financing (see “Risk of Bridge Financings” below)). In such cases, one or more such entities’ interest in such initial Portfolio Investment will be diluted at a valuation that will be determined by the Adviser or an affiliate thereof. There could be differing views as between the entities being diluted, on the one hand, and the entities being accreted, on the other hand, regarding such valuation. See also “Valuations” above. It is also possible that such a Follow-On Investment could be made in a part of a Portfolio Company’s capital structure that is different from the part of such Portfolio Company’s capital structure in which the initial Portfolio Investment was made.

Generally, the Fund will make Follow-On Investment opportunities available pro rata in accordance with initial Portfolio Investments; however, because of timing or other considerations, the Fund could make that portion of a Follow-On Investment that is attributable to co-investors or other Brookfield Accounts as a bridge financing and thereafter sell down a portion of such Follow-On Investment to such co-investors or other Brookfield Accounts. In this situation, there is no guarantee that the co-investors or other Brookfield Accounts will acquire their portion of the Follow-On Investment from the Fund and in certain cases, co-investors and other Brookfield Accounts could be given the opportunity to evaluate such Follow-On Investment over an extended period before determining whether to invest. Additionally, to the extent the Adviser determines it is appropriate and where the Fund has sufficient available capital for such purpose (taking into account any applicable funding obligations or other applicable considerations), the Fund could provide other interim financing to a Portfolio Investment for purposes of efficiency, administrative or operational convenience or other similar considerations, in respect of the portion of a Follow-On Investment attributable to co-investors which have not participated in such Follow-On Investment. It is possible that such additional portion of a Follow-On Investment will not be subsequently syndicated but instead is repaid by the Fund. The Fund could or could not receive compensation or interest for making the Follow-On Investment or providing such other financing on behalf of co-investors and, to the extent such amounts are held on the Fund’s credit facility, the Fund could be responsible for any interest payments payable in respect thereof. In the event that co-investors fail to acquire, or determine not to acquire, their portion of a Follow-On Investment from the Fund, the Fund will have an allocation (and related expenses) that will be larger than originally anticipated if the Adviser is unable to syndicate such portion.

Borrowing.    Subject to certain limitations set forth in this Prospectus and under applicable law, the Fund intends, from time to time, to borrow at the Fund-level or at a subsidiary of the Fund on a secured or unsecured basis. It is expected that this indebtedness, if incurred, will be secured primarily by the assets of the Fund. In addition, the Adviser intends to evaluate whether it is prudent and appropriate to incur this leverage and there can be no assurance that leverage will be incurred given that adverse economic factors, such as a significant rise in interest rates, may cause the Adviser, in its discretion, to elect not to incur such leverage.

The extent to which the Fund or its subsidiary (including a Portfolio Company) uses leverage may have important consequences to the stockholders, including, but not limited to, the following: (a) greater fluctuations in the net assets of the Fund; (b) use of cash flow (including capital contributions) for debt service and related costs and expenses, rather than for additional Portfolio Investments, distributions or other purposes; (c) increased interest expense, if interest rate levels were to increase; (d) in certain circumstances, prematurely disposing of Portfolio Investments to service the Fund’s debt obligations; and (e) limitation on the flexibility of the Fund to make distributions to its stockholders or sell assets that are pledged to secure the indebtedness. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to losses may be increased due to the illiquidity of Portfolio Investments generally.

In connection with any credit facility entered into by the Fund, the borrowers thereon (and the stockholders) may be required to (A) make certain representations and warranties to one or more lenders and (B) indemnify the lenders pursuant to any credit facility in case any such representations and warranties are inaccurate. These arrangements may create contingent liabilities of the Fund and/or its subsidiaries, for which the Adviser may establish reserves or escrow accounts.

Capital Raise.    The Fund may hold an initial closing at any time when the Adviser determines in its discretion that a sufficient minimum of capital is ready to close. There is no guarantee that the Fund will meet its capital raising goals. In the event that the Fund does not meet its capital raising goals, the Fund may have made Portfolio Investments based on diversification goals that have assumed a greater amount of capital contributions. As a result, the Fund may deploy capital in a higher concentration than anticipated or desired, including in a particular geographic region, industry, stage of investment, type of security, or single Portfolio Investment and will have no obligation to sell down such Portfolio Investments.

Leveraged Portfolio Investments.    Certain of the Portfolio Investments in which the Fund invests are expected to be leveraged (including leverage senior to the Fund’s Portfolio Investment, a portion of which may be secured by first liens and/or may be at floating interest rates). While an investment in a leveraged Portfolio Company offers the opportunity for increased capital appreciation, and although the Adviser will seek to use leverage in a manner it believes is appropriate under the then-circumstances, such a Portfolio Investment will be subject to increased exposure to adverse economic factors such as a significant rise in interest rates, a severe downturn in the economy or deterioration in the condition of such Portfolio Company, and such Portfolio Company may be subject to restrictive financial and operating covenants. This leverage may result in more serious adverse consequences to such Portfolio Investments (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged companies. This could impair such Portfolio Company’s ability to finance its future operations and capital needs and result in restrictive financial and operating covenants. As a result, such Portfolio Company’s flexibility to respond to changing business and economic conditions may be limited. If such a Portfolio Company is unable to generate sufficient cash flow to meet principal and/or interest payments on its indebtedness or make regular dividend payments, such Portfolio Company may default on its loan agreements or be forced into bankruptcy, resulting in a restructuring of such Portfolio Company’s capital structure or liquidation, in which case the value of the Portfolio Investment in such Portfolio Company could be significantly reduced or even eliminated. The debt securities acquired by the Fund will generally not be the most senior in what could be a complex capital structure, and thus subject to greater risk of loss. Furthermore, to the extent the Portfolio Investments in which the Fund has invested become insolvent, the Fund may determine, in cooperating with other debt holders or on its own, to engage, at the Fund’s expense in whole or in part, counsel and other advisors in connection therewith.

Further, an adverse economic change could result in some lenders imposing more stringent restrictions on the terms of credit or a general reduction in the amount of credit available in the markets in which the Fund will seek to invest. Any negative impact from the tightening of, or adverse changes in, the credit markets may result in: (a) an inability to finance the acquisition of Portfolio Investments on favorable terms, if at all; (b) increased financing costs; or (c) financing with increasingly restrictive covenants. Such changes in turn may negatively impact the performance of Portfolio Investments. To the extent there is a lack of readily available and reasonably priced debt financing available to potential purchasers at the time the Fund is ready to dispose of a Portfolio Investment, such circumstances could materially and negatively affect the number of potential purchasers and the prices purchasers are willing to pay the Fund.

Risk of Bridge Financings.    The Fund may make a Portfolio Investment (including a Follow-On Investment) with the intent of selling, refinancing or otherwise reducing such Portfolio Investment, including through co-investment by one or more third parties, after the closing of such Portfolio Investment. Any such Portfolio Investment may include assets that the Adviser may not have caused the Fund to acquire on a stand-alone basis (including because the risk/return profile or other characteristics of such assets may not be desirable or appropriate for the Fund), and the Adviser may seek to reduce the Fund’s exposure to such assets through disposition, refinancing, co-investment or another transaction. In these situations, the Fund’s strategy may depend, in part, upon its ability to sell, refinance or otherwise reduce its exposure to such Portfolio Investments after initially agreeing to consummate them. There can be no assurance in such instances that the Fund will be successful in doing so or that the terms of any such transaction will be attractive, including because there may not be sufficient interest in or for the assets or third parties may not accept all or a portion of the amount offered for co-investment. If the Fund is unable to complete such an anticipated transaction, its Portfolio Investments will be less diversified than they otherwise may have been and the Fund may have greater exposure to certain Portfolio Investments, regions and sectors than intended or desired, including to assets that the Adviser would not have acquired on a stand-alone basis or to a Portfolio Investment that exceeds the amount that is permitted to be invested in a single Portfolio Investment that does not involve Bridge Financing. In addition, to the extent that the Fund is unable to complete an anticipated transaction, it may incur broken deal and related costs associated with the pursuit of such transaction. See also “Co-Investment Expenses.”

Generally, in the case of the Fund reducing a Portfolio Investment involving Bridge Financing (including through disposition or co-investment), such transaction will be completed at a price negotiated by the Adviser and the purchaser taking into account the then-relevant facts and circumstances, which may include the Fund’s cost of such Portfolio Investment (and an allocable portion of costs and expenses) and other market events and forces. There can be no assurance that such transaction price will be equal to or more than the Fund’s cost of such Portfolio Investment or that it necessarily or accurately reflect the then-market value of such Portfolio Investment, all costs and expenses associated therewith, or any interest or other carrying cost that would typically be associated with a loan. In addition, the Fund may face increased risk of inability to complete the transaction under certain market conditions, including when the Portfolio Investment has decreased in value while held by the Fund. The Fund will be required to bear the losses of such Portfolio Investment if such a transaction is not consummated or if required to sell the co-investment at a reduced price in order to reduce the Fund’s exposure to such Portfolio Investment.

In circumstances in which the Fund otherwise could have made a Bridge Financing, Brookfield may elect to provide such interim financing in lieu of the Fund doing so (any such interim financing, the “Syndicate Amount”). While Brookfield expects to syndicate any such interest to one or more other parties in such circumstances, there can be no guarantee that such syndication will be successful. If such syndication is not successful, Brookfield will own more of the applicable Portfolio Company than it originally intended. See “Allocation of Co-Investments” below. Further, in any such circumstances, in the event Follow-On Investments are made in such Portfolio Company, the Fund may be required to fund its pro rata share of such Follow-On Investments and the amounts that relate to the Syndicate Amount as though the Fund had made the original Bridge Financing in lieu of Brookfield providing interim financing. As a result, each of Brookfield and the Fund may have differing ownership interests in such Follow-On Investments than in the original Portfolio Investment related thereto. See also “Follow-On Investments” above.

U.S. Dollar Denomination of Shares.    Shares are denominated in United States dollars. Investors subscribing for Shares in any country in which United States dollars are not the local currency should note that changes in the value of exchange between United States dollars and such currency may have an adverse effect on the value, price or income of the investment in the Fund to such investor. There may be non-U.S. exchange regulations applicable to Portfolio Investments in non-U.S. currencies in certain jurisdictions where this Prospectus is being issued. The fees, costs and expenses incurred by stockholders in converting their local currency to United States dollars (if applicable) in order to purchase Shares will be borne solely by such stockholder. In addition, it may be the case that the aggregate amount that a stockholder is required to contribute to the Fund is well in excess of what such stockholder otherwise intended to contribute to the Fund in its local currency as a result of currency fluctuations. Each prospective investor should consult with its own counsel and advisors as to all legal, tax, financial and related matters concerning an investment in Shares.

Litigation.    Litigation can and does occur in the ordinary course of the management of an investment portfolio. The Fund may be engaged in litigation both as a plaintiff and as a defendant. This risk is somewhat greater where the Fund exercises control or significant influence over a Portfolio Company’s direction, including as a result of board participation. Such litigation can arise as a result of issuer default, issuer bankruptcies and/or other reasons. In certain cases, such issuers may bring claims and/or counterclaims against the Fund, the Adviser and/or their respective principals and affiliates alleging violations of securities laws and other typical issuer claims and counterclaims seeking significant damages. The expense of defending against claims made against the Fund by third parties and paying any amounts pursuant to settlements or judgments would be borne by the Fund to the extent that (a) the Fund has not been able to protect itself through indemnification or other rights against the Portfolio Company, (b) the Fund is not entitled to such protections or (c) the Portfolio Company is not solvent. The Adviser and others may be indemnified by the Fund in connection with such litigation, subject to certain conditions.

The outcome of any proceedings involving the Fund or the Portfolio Investments may materially adversely affect the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of these resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation. Under the Advisory Agreement, the Fund will generally be responsible for indemnifying the Adviser and related parties for costs they may incur with respect to such litigation not covered by insurance.

Third-Party Advice.    The Fund and the Adviser utilize the services of attorneys, accountants, custodians, fund administrators and other consultants in their operations. The Fund and the Adviser generally rely upon such service providers for their professional judgment with respect to legal, tax, accounting, operational, regulatory and other matters. Nevertheless, there exists a risk that such service providers may provide incorrect advice from time to time or may otherwise make errors when providing services. Neither the Fund nor the Adviser will generally have any liability to the stockholders for any reliance upon such advice or services. Service providers will be selected by the Adviser on behalf of the Fund with due care and consistent with their obligations under applicable law. Notwithstanding the foregoing, the Fund may bear the risk of any errors or omissions by such service providers. Additionally, subject to certain limitations, the Fund may be required to exculpate and indemnify such service providers for any losses incurred. See also “Cybersecurity Risk” below. Whenever the Adviser makes a determination or uses its discretion, unless otherwise indicated, it shall do so in its sole and absolute discretion.

Cybersecurity Risk.    The Adviser, the Portfolio Investments and any of their respective service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. For example, the Fund expects to provide stockholders all statements, reports, notices, updates, requests and any other communications required in electronic form, such as e-mail or posting on Brookfield’s web-based reporting site or other Internet service, in lieu of or in addition to sending such communications as hard copies via fax or mail or in person. These systems are subject to a number of different threats or risks that could adversely affect the Fund and the stockholders, despite the efforts of the Adviser, the Portfolio Investments and any of their respective service providers to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks, e-mail and other technology assets, as well as the confidentiality, integrity and availability of information belonging to the Fund and the stockholders. Cyber incidents refer to both intentional attacks and unintentional events including: processing errors, human errors, technical errors including computer glitches and system malfunctions, inadequate or failed internal or external processes, market-wide technical-related disruptions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, and cyber-attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality (including denial of service attacks). For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of or prevent access to the systems of the Adviser, the Portfolio Investments, or any of their respective service providers or counterparties or data within those systems without the knowledge of system users. Third parties may also attempt to fraudulently induce employees, customers, third-party service providers or other users of the Adviser’s, the Portfolio Investments’ or any of their respective service providers’ systems to disclose sensitive information in order to gain access to their data or that of the Fund’s stockholders. A successful penetration or circumvention of the security of the Adviser’s, the Portfolio Investments’ or any of their respective service providers’ systems could result in the loss or theft of a stockholder’s data or funds, the inability to access electronic systems, disruption of its business, loss or theft of proprietary information or corporate data, physical damage to a computer or network system or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, the Portfolio Investments or any of their respective service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, liability to clients or third parties, regulatory intervention or financial loss. The Fund and the Adviser make no assurances, representations or warranties in relation to these matters, and have not obtained representations or warranties in relation to these matters from all of their respective service providers. In addition, the Adviser, the Fund’s subsidiaries and each of their respective affiliates reserve the right to intercept, monitor and retain e-mail messages to and from its systems as permitted by applicable law. Substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund. In addition, jurisdictions in which Brookfield operates have recently adopted or are considering adopting laws that include stringent operational requirements for entities processing personal information and significant penalties for non-compliance, such as the EU GDPR, California Privacy Act and the New York SHIELD Act, and a range of proposed additional laws as the U.S. federal and state level.

Dependence on Third-Party Administrators.    The Fund expects to enter into, and may otherwise be bound from time to time with respect to, a services agreement with a third-party administrator. Any such administrator may perform certain administrative, accounting and reporting services for or related to the Fund. If engaged, the Fund would depend on the services provided by any such administrator in order to comply with certain reporting and other obligations set forth in this Prospectus. The Adviser intends to monitor any such administrator and its performance. However, there is no assurance that such administrator will comply with its obligations to the Fund or that the Fund will be able to recover in part or in full any damages caused by any failure of such administrator to comply with such obligations, including as a result of such administrator’s bankruptcy, lack of liquidity, operational failure or otherwise. Investors will not have the ability to bring a direct claim against any such administrator and, to the extent that such administrator is performing obligations of the Adviser or its affiliates, the Advisory Agreement includes exculpation and indemnification provisions that will limit the circumstances under which the Adviser and its affiliates can be held liable to the Fund. The Fund would pay all fees payable to any such administrator with respect to the services for or related to the Fund. In addition to the payment of the fees, the Fund would reimburse any such administrator for any out-of-pocket expenses and other amounts agreed to with such administrator. Under the services agreement, the Fund may agree to indemnify and hold harmless any such administrator and its related parties.

Regulatory Risks.    As an affiliate of Brookfield, which has regulated activities, the Fund and its activities may be subject to certain limitations that may not be applicable to an investor unaffiliated with a regulated entity. The Fund may also be subject to certain restrictions when considering investments or business activities in regulated industries because of the impact of these investments on Brookfield. As a result, the Adviser may restrict or limit transactions or exercise of rights for the Fund or limit the amount of voting securities purchased by the Fund or restrict the type of governance rights it acquires or exercises in connection with its investments in regulated industries. In addition, regulatory changes could occur during the term of the Fund that may materially and adversely affect the Fund.

Regulatory Risks of Portfolio Funds.    The regulatory environment for Portfolio Funds (and for registered investment companies investing in Portfolio Funds) is complex and evolving. Changes in the regulation or taxation of Portfolio Funds are impossible to predict and may adversely affect the value of the Infrastructure Investments, the ability of the Fund to execute its investment strategy, and the ability of the Fund to offer Shares to investors who do not qualify as “accredited investors” as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended (the “Securities Act”). There is no guarantee that the SEC will not require the Fund’s stockholders to meet certain eligibility criteria in the future.

Investor Legal, Regulatory and Policy Compliance.    Many stockholders, including U.S. states, their subdivisions and associated pension plans, have adopted stringent investment policies or are required to comply with local laws and regulations, including so-called “pay-to-play” laws, rules, regulations or policies (which, for example, restrict or require disclosure of payments to, and/or certain contacts with, certain politicians or officials associated with public entities). Such stockholders may request terms or provisions, as applicable, which may be more expansive in their requirements than such laws, rules, regulations or policies. In certain cases, violations of these laws, rules, regulations, policies, provisions or terms, whether as a result of the conduct of the Adviser or a Portfolio Investment or an action by such stockholder, could have an adverse effect on the Fund by, for example, providing the basis for the ability of such stockholder to withdraw from the Fund or an Alternative Investment Vehicle, as applicable.

Prevention of Money Laundering.    As part of the Adviser’s responsibility for the prevention of money laundering under the Uniting and Strengthening America by Providing Appropriate Tools Required to Interrupt and Obstruct Terrorism Act of 2001 (the “PATRIOT Act”) and similar laws, regulations, rules and orders in effect in the United States and non-U.S. countries, the Fund may require a detailed verification of a prospective investor’s and its beneficial owners’ identity and the source of such prospective investor’s capital contributions. In the event of delay or failure by a prospective investor to produce any such information required for verification purposes, the Fund may refuse to accept the subscription and any monies relating thereto. In addition, each prospective investor will be required to represent and warrant to the Fund, among other things, that (a) the proposed investment by such prospective investor will not directly or indirectly contravene United States federal, state, international or other laws or regulations, including the PATRIOT Act and other applicable Anti-Money Laundering Laws and regulations, (b) no capital contribution to the Fund by such prospective investor will be derived, directly or indirectly, from any illegal or illegitimate activities, (c) such prospective investor is not a country, territory, person or entity named on a list promulgated by the United States Treasury Department’s Office of Foreign Assets Control (“OFAC”), the E.U. and/or U.K. regulations prohibiting, among other things, the engagement in transactions with, and the provision of services to, certain non-U.S. countries, territories, entities and individuals, nor is such prospective investor or any of its affiliates a natural person or entity with whom dealings are prohibited under any OFAC, E.U. and/or U.K. regulations, (d) such prospective investor is not owned, directly or indirectly, by any person or entity named on such lists or otherwise subject to such prohibitions under OFAC, E.U. and/or U.K. regulations, and (e) such prospective investor is not otherwise prohibited from investing in the Fund pursuant to other applicable United States anti-money laundering, anti-terrorist and non-U.S. asset control laws, regulations, rules or orders and similar rules in other jurisdictions. Each stockholder will be required to promptly notify the Adviser if any of the foregoing will cease to be true with respect to such stockholder.

As a result of the above-described anti-money laundering regulations or as a result of changes in law, the Adviser may from time to time request (outside of the subscription process), and the stockholders will be obligated to provide to the Adviser upon such request, additional information as from time to time may be required for the Adviser and the Fund to satisfy their respective obligations under these and other laws and regulations that may be adopted in the future. Such information may be provided to governmental and regulatory agencies without notification to the stockholders. Also, the Adviser may from time to time be obligated to file reports with various jurisdictions with regard to, among other things, the identity of the Fund’s stockholders and suspicious activities involving the Shares.

In the event it is determined, or the Adviser believes, that any stockholder, or any direct or indirect owner of any stockholder, is a person identified in any of these laws and regulations as a prohibited person, or is otherwise engaged in activities of the type prohibited under these laws and regulations, or the investments by the stockholders is or has become a prohibited investment, the Adviser may be obligated, among other actions to be taken, to “freeze the account” of such stockholder and withhold distributions of any funds otherwise owing to such stockholder or to cause such stockholder’s Shares to be cancelled or otherwise repurchased (without the payment of any consideration in respect of those Shares).

Risks Associated With Status as a Regulated Investment Company.    The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Code. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the common shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements. Qualification also requires the Fund to diversify its investments in the manner prescribed by the RIC rules. Satisfying such diversification requirements may limit or otherwise adversely affect the implementation and execution of the Fund’s investment strategy.

Tax-Exempt Investors.    Certain entities are generally exempt from U.S. taxation under Section 501 of the Code except to the extent that they have “unrelated business taxable income” (“UBTI”). UBTI is income from an unrelated trade or business regularly carried on, excluding various types of income (so long as not derived from debt-financed property) such as dividends, interest, royalties, rents from real property (and incidental personal property) and gains from the sale of property other than inventory and property held primarily for sale to customers. The Fund may make Portfolio Investments that would generate UBTI if owned directly by a U.S. tax-exempt investor, but if such an investor realizes this income through its ownership in a corporation that qualifies as a RIC, the income from the RIC would not constitute UBTI as long as the tax-exempt investor has not acquired its shares in the Fund with acquisition indebtedness and the RIC has not recognized income derived from direct or indirect investments in residual interests in real estate mortgage investment conduits or equity interests in taxable mortgage pools. If the Fund fails to qualify as a RIC, it will still be treated as a corporation, and as such would not pass UBTI through to tax-exempt investors (subject to the conditions described in the preceding sentence).

Non-U.S. Investors.    Non-U.S. investors are generally exempt from U.S. net income taxation if their activities consist solely of trading in securities or commodities for their own account (as described in Section 864 of the Code). However, non-U.S. investors would be subject to U.S. net income taxation to the extent their income is effectively connected with the conduct of a trade or business in the United States, as defined in the Code (“ECI”). The Fund may make Portfolio Investments that generate ECI, including investments in flow-through entities that are engaged or treated as engaged in U.S. trade or business. However, as a corporation for U.S. tax purposes, the Fund would not pass through ECI to its stockholders unless the Fund is treated as a United States real property holding corporation (“USRPHC”). Dividends from the Fund, to the extent they do not constitute “qualified net interest income” or “qualified short-term capital gain” (each as defined below) from a RIC, generally would be subject to U.S. federal withholding tax at a rate of 30% or lower rate imposed by an applicable tax treaty. Accordingly, each prospective non-U.S. investor should consult with its own tax and other advisors as to the advisability and tax consequences to its particular circumstances of an investment in the Fund.

Special rules would apply if the Fund were a qualified investment entity (“QIE”) because it is either a USRPHC or would be a USRPHC but for the operation of certain exceptions to the definition of “United States real property interests” (“USRPIs”) described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the U.S., and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest in a USRPHC (other than solely as a creditor) or, very generally, an entity that has been a USRPHC in the last five years. A RIC that holds, directly or indirectly, significant interests in real estate investment trusts (“REITs”) may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than 10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE. If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a non-U.S. investor, in which case such non-U.S. investor generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a non-U.S. investor (including, in certain cases, distributions made by the Fund in redemption of its Shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands, and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s non-U.S. investors and would be subject to U.S. tax withholding. In addition, such distributions would result in the non-U.S. investor being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates.

Financial and Tax Situation.    The results of the Fund’s activities may affect individual stockholders differently, depending upon their individual financial and tax situations because, for instance, of the timing of a cash distribution or of an event of realization of gain or loss and its characterization as long-term or short-term gain or loss. The Adviser will endeavor to make decisions in the best interest of the Fund as a whole, but there can be no assurance that a result will not be more advantageous to some stockholders compared to other stockholders, or to the Adviser compared to any particular stockholder.

Each prospective investor should be aware that tax laws, regulations and IRS rulings and guidance are changing on an ongoing basis, and such laws and regulations may be changed with retroactive effect and may directly or indirectly subject the Fund and/or the stockholders to increased tax liabilities or have other adverse effects, including requiring stockholders to provide certain additional information to the Fund. Moreover, the interpretation and application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the accrual of potential tax liabilities even in situations where the Fund or the stockholders do not expect to be ultimately subject to such tax liabilities. Moreover, accounting standards or related tax reporting obligations may change, giving rise to additional accruals or other obligations.

Taxation of the Fund in Non-U.S. Jurisdictions.    The Fund or its stockholders could be subject to tax and/or tax filing obligations in non-U.S. jurisdictions in which the Fund invests. In addition, proceeds from Portfolio Investments held by the Fund could be reduced by withholding taxes or other taxes imposed by non-U.S. jurisdictions in which the Fund invests, and there can be no assurance that U.S. tax credits may be claimed with respect to such non-U.S. taxes incurred.

Debt-Equity Treasury Regulations.    The Treasury Regulations treat certain related-party financings as equity and recharacterize interest payments as dividends. Such re-characterization would preclude the deductibility of interest related to such financing. Although such Treasury Regulations in their current form are not expected to impact the Fund, the scope of such Treasury Regulations may be expanded.

Adequacy of Reserves.    The Fund may establish holdbacks or reserves, including for estimated accrued expenses, Management Fees, pending or anticipated liabilities, Portfolio Investments, claims and contingencies relating to the Fund. Estimating the appropriate amount of such reserves is difficult and inadequate or excessive reserves could impair the investment returns to stockholders. If the Fund’s reserves are inadequate and other cash is unavailable, the Fund may be unable to take advantage of attractive investment opportunities or protect its existing Portfolio Investments. Further, the allocation of investment opportunities among the Fund and other Brookfield Accounts may depend, in part, on their respective reserves at the time of allocating the opportunity, possibly resulting in different investment allocations if any such reserves are inadequate or excessive.

In-Kind Remuneration to the Adviser.    The Adviser may choose to receive Shares in lieu of certain fees or distributions. Under certain circumstances, Shares held by the Adviser or its affiliates may be withdrawn in exchange for distributions in cash at the holder’s election, and there may not be sufficient cash to make such a withdrawal/repurchase payment; therefore, the Fund may need to use cash from operations, borrowings, offering proceeds or other sources to make the payment, which will reduce cash available for distribution to a stockholder or for investment in the Fund’s operations.

Sourcing and Payment of Distributions.    The Fund’s ability to make distributions to its stockholders may be adversely affected by a number of factors, including the risk factors described in this Prospectus. The Fund has a limited track record and may not generate sufficient income to make distributions to the Fund’s stockholders. The Adviser or its delegate will make determinations regarding distributions based upon, among other factors, the Fund’s financial performance, debt service obligations, debt covenants, tax requirements and capital expenditure requirements. Among the factors that could impair the Fund’s ability to make distributions to its stockholders are:

•        the Fund’s inability to invest the proceeds from sale of Shares on a timely basis;

•        the Fund’s inability to realize attractive risk-adjusted returns on the Fund’s Portfolio Investments;

•        high levels of expenses or reduced revenues that reduce the Fund’s cash flow or non-cash earnings; and

•        defaults in the Fund’s investment portfolio or decreases in the value of the Fund’s Portfolio Investments.

As a result, the Fund may not be able to make distributions to its stockholders at any time in the future, and the level of any distributions the Fund does make to stockholders may not increase or even be maintained over time, any of which could materially and adversely affect the value of an investment in the Fund.

The Fund may not generate sufficient cash flow from operations to fully fund distributions to stockholders, particularly during the early stages of the Fund’s operations. Therefore, the Fund may fund distributions to the Fund’s stockholders from sources other than cash flow from operations, including, without limitation, the sale of assets, borrowings, return of capital or offering proceeds (including from sales of Shares). The extent to which the

Fund pays distributions from sources other than cash flow from operations will depend on various factors, the extent to which the Adviser elects to receive its Management Fee and Incentive Fee in the Shares, how quickly the Fund invests the proceeds from this and any future offering and the performance of the Fund’s Portfolio Investments. Funding distributions from the sales of assets, borrowings, return of capital or proceeds of the offering will result in the Fund having less funds available to acquire its Portfolio Investments. As a result, the return realized on an investment in the Fund may be reduced. Doing so may also negatively impact the Fund’s ability to generate cash flows. Likewise, funding distributions from the sale of additional securities will dilute your interest in the Fund on a percentage basis and may impact the value of your investment especially if the Fund sells these securities at prices less than the price you paid for your Shares. The Fund may be required to continue to fund the Fund’s regular distributions from a combination of some of these sources if the Fund’s Portfolio Investments fail to perform, if expenses are greater than the Fund’s revenues or due to numerous other factors. The Fund has not established a limit on the amount of its distributions that may be paid from any of these sources.

To the extent the Fund borrows funds to pay distributions, it would incur borrowing costs and these borrowings would require a future repayment. The use of these sources for distributions and the ultimate repayment of any liabilities incurred could adversely impact the Fund’s ability to pay distributions in future periods, decrease the Fund’s NAV, decrease the amount of cash the Fund has available for operations and new investments and adversely impact the value of your investment.

The Fund may also defer operating expenses or pay expenses (including the fees of the Adviser) with Shares in order to preserve cash flow for the payment of distributions. The ultimate repayment of these deferred expenses could adversely affect the Fund’s operations and reduce the future return on your investment. The Fund may permit the Adviser to withdraw Shares shortly after issuing such Shares as compensation. The payment of expenses in Shares will dilute your ownership interest in the Fund’s portfolio of assets. There is no guarantee any of the Fund’s operating expenses will be deferred and the Adviser is under no obligation to receive future fees or distributions in Shares and may elect to receive such amounts in cash.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History.    The Fund has limited operating history upon which prospective investors can base their investment decision. The past investment performance of predecessor funds to the Fund, any other Brookfield Account (including any investments made thereby) or any investments managed by predecessor funds to the Fund, Brookfield or the officers or other investment professionals of Brookfield cannot be construed as any indication of the future results of an investment in the Fund. Although certain officers and other investment professionals of Brookfield, both individually and together, have experience investing in infrastructure transactions, their past experience cannot be relied upon as an indicator of the ability of the Fund to execute on its investment strategy and achieve its investment objectives. While the Adviser intends to make Portfolio Investments that have estimated returns commensurate with the uncertainties involved, there can be no assurance that the Fund will be able to implement its investment strategy or achieve its investment objectives or that any stockholder will receive a return of capital. Stockholders should have the ability to sustain the loss of their entire investment in the Fund.

Reliance on Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Management.    The success of the Fund depends in substantial part upon the skill and expertise of the investment professionals who provide investment advice with respect to the Fund. There can be no assurance that these key investment professionals will continue to be associated with the Adviser throughout the life of the Fund. In addition, the key investment professionals and others within Brookfield devote their time and attention to Brookfield and various investments and investment products of Brookfield, which includes the activities of the Adviser and the Fund. While certain investment professionals will continue to devote such time as they believe is reasonably required to the Fund, the composition of the team dedicated to the Fund may change from time to time without notice to the stockholders. Furthermore, while such investment professionals may continue to be associated with the Adviser, they may move between the different business groups within Brookfield and no longer be responsible for providing investment advice with respect to the Fund. Accordingly, the make-up of the pool of investment professionals (including, in certain circumstances, members of the investment committee) with responsibility for the investment strategy of the Fund may evolve over time. The loss of key personnel, including as a result of the employment of such personnel by Portfolio Investments, could have a material adverse effect on the Fund’s ability to realize its investment objectives.

Unlisted Closed-End Fund Structure; Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unlisted Closed-End Fund Structure; Limited Liquidity.    The Fund does not currently intend to list the Shares for trading on any securities exchange or any other trading market in the near future. There is currently no secondary market for the Shares and the Fund does not expect any secondary market to develop for the Shares. Stockholders of the Fund are not able to have their Shares repurchased or otherwise sell their Shares on a daily basis, because the Fund is an unlisted closed-end fund. An investment in the Fund is suitable only for investors who can bear the risks associated with private market investments with potential limited liquidity of the Shares. An investment in the Fund is suitable only for investors who can bear the risks associated with private market investments with potential limited liquidity of the Shares as described in “Repurchases” above.

Operational Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk.    The Fund is subject to operational risk, including the possibility that errors may be made by the Adviser, the Fund’s service providers (including third-party fund administrators) or any of their respective affiliates in certain transactions, calculations or valuations on behalf of, or otherwise relating to, the Fund. stockholders may not be notified of the occurrence of an error or the resolution of any error. Generally, the Adviser, the Fund’s service providers and any of their respective affiliates will not be held accountable for such errors, and the Fund may bear losses resulting from such errors.

Risk of Unsuccessful Exit Strategie [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Unsuccessful Exit Strategies.    The Fund may opportunistically sell, publicly list, distribute or otherwise dispose of Portfolio Investments at any time. It is not possible to predict whether a particular exit strategy will be advantageous or available at the appropriate time. If the Fund fails to execute an exit strategy successfully prior to the liquidation of the Fund, the Fund may be forced to liquidate its assets on terms less favorable than anticipated and the proceeds from these Portfolio Investments and the remaining Portfolio Investments may be materially and adversely affected.

Illiquid and Long-Term Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid and Long-Term Investments.    Although Portfolio Investments are expected to generate some amount of current income, Portfolio Investments will be held for an indefinite period of time and the return of capital and the realization of gains, if any, from a Portfolio Investment generally will most likely occur only upon the partial or complete disposition of such Portfolio Investment. While a Portfolio Investment may be sold at any time, it is generally expected that the sale of a substantial portion of the Portfolio Investments will not occur for a number of years after such Portfolio Investments are made. Since the Portfolio Investments targeted by the Fund are generally not liquid, it is unlikely that there will be a public market for certain of the securities or debt instruments held by the Fund and such securities or debt instruments may require a substantial length of time to liquidate. The Fund generally will not be able to sell these securities or debt instruments publicly unless their sale is registered under applicable securities laws or unless an exemption from such registration requirements is available. In addition, in some cases, the Fund may be prohibited or limited by contract from selling certain securities or debt instruments for a period of time and as a result, may not be permitted to sell a Portfolio Investment at the time it might otherwise desire to do so.

Projections [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Projections.    The Fund will make Portfolio Investments based upon projections developed by the Adviser or a Portfolio Company concerning a Portfolio Company’s future performance, outcome and cash flow. Because projections are inherently subject to uncertainty and factors beyond the control of the Adviser and the Portfolio Company, investors have no assurance that the Portfolio Investments will yield the returns expected by the Fund’s management. The inaccuracy of certain assumptions, the failure to satisfy certain requirements and the occurrence of other unforeseen events could impair the ability of a Portfolio Company to realize projected values, outcomes and cash flow. In addition, subsequent to the Fund’s acquisition of a particular Portfolio Investment, management or the Adviser may adjust projected returns to reflect changes in market conditions or based upon other relevant facts and circumstances.

Valuations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations.    Because secondary markets for certain investments may be limited or non-existent, they may be difficult to value. When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Directors. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset. Where market quotations are not readily available, valuation may require more research than for more liquid investments. In addition, the Adviser may use an independent pricing service or prices provided by dealers to value certain fixed income securities at their market value. The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5. In its role as the valuation designee, the Adviser is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

In particular, several factors which involve a significant degree of judgment could impact the valuation of the Fund’s Infrastructure Investments. The Fund will primarily hold Infrastructure Investments and other assets that will not necessarily have readily ascertainable market values and which may be more illiquid in nature. The valuation of such illiquid assets is inherently subjective and subject to increased risk that the information utilized to value such assets or to create the pricing models may be inaccurate or subject to other error. In addition, valuations rely on a variety of assumptions, including assumptions about projected cash flows for the remaining holding periods for the assets, market conditions at the time of such valuations and/or any anticipated disposition of the assets, legal and contractual restrictions on transfers that may limit liquidity, and any transaction costs related to, and the timing and manner of, any anticipated disposition of the assets, all of which may materially differ from the assumptions and circumstances on which the valuations are based. The value of the Fund’s assets may also be affected by any changes in accounting standards, policies or practices as well as general economic, political, regulatory and market conditions and the actual operations of Infrastructure Investments, which are not predictable and can have a material impact on the reliability and accuracy of such valuations. As such, the carrying value of an asset may not reflect the price at which the Infrastructure Investment could be sold in the market, and the difference between carrying value and the ultimate sales price could be material. Accordingly, such values may not accurately reflect the actual market values of the Infrastructure Investments, and, thus, stockholders will likely make decisions as to whether to purchase or tender Shares without complete and accurate valuation information.

Secondary Investments are generally valued based on the latest net asset value reported by the Portfolio Fund Manager or third-party sponsor.

Interpretation of Governing Documents [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interpretation of Governing Documents.    The governing documents of the Fund establish complex arrangements among the Fund, the stockholders, Brookfield and other relevant parties. From time to time, questions may arise regarding certain parties’ rights and obligations in certain situations, some of which may not have been contemplated upon the negotiation and execution of such documents. In some instances, the operative provisions of the governing documents may be broad, unclear, general, conflicting, ambiguous or vague and may allow for multiple reasonable interpretations. In other instances, there may not be a directly applicable provision. While Brookfield will construe the relevant provisions in good faith and in a manner consistent with its legal obligations, the interpretations used may not always be the most favorable to the Fund or the stockholders.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions.    Certain provisions of the Charter and Bylaws could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to modify the Fund’s structure. These provisions may inhibit a change of control in circumstances that could give the stockholders the opportunity to realize a premium over the value of the Shares.

Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration Risk.    The Fund is subject to concentration risk. Concentration risk is the risk that the Fund’s investments in the securities of companies in one industry will cause the Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be. The Fund may be subject to greater volatility with respect to its Portfolio Investments than if the Fund was more broadly diversified.

Risks Upon Disposition of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Upon Disposition of Investments.    In connection with the disposition of certain types of Portfolio Investments, the Fund may be required to make representations about the business and financial affairs of the applicable Portfolio Company typical of those made in connection with the sale of any business, or may be responsible for the contents of disclosure documents under applicable securities laws. The Fund may also be required to indemnify the purchasers of such Portfolio Company or underwriters to the extent that any such representations or disclosure documents turn out to be incorrect, inaccurate or misleading. These arrangements may result in contingent liabilities, which might ultimately have to be funded by the stockholders.

Recourse to Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	Recourse to Assets. The Fund’s assets, including any Portfolio Investments made by the Fund and any funds held by the Fund, are available to satisfy all liabilities and other obligations of the Fund. If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and may not be limited to any particular asset, such as the asset representing the Portfolio Investment giving rise to the liability
Other Considerations Regarding Repurchases [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Considerations Regarding Repurchases.    The Fund may sell Portfolio Investments to fund repurchase offers. In addition, subject to the Fund’s investment restrictions with respect to borrowings, the Fund may borrow money to finance the repurchase of Shares. However, there can be no assurance that the Fund will be able to obtain such financing for repurchase offers if it attempts to do so. Although repurchase offers generally would be beneficial to stockholders by providing them with some ability to sell their Shares to the Fund at the repurchase price, the acquisition of Shares by the Fund will decrease the total assets of the Fund. Repurchase offers are, therefore, likely to increase the Fund’s expenses borne by remaining stockholders, may result in untimely sales of Portfolio Investments and/or may limit the Fund’s ability to participate in new investment opportunities. To the extent the Fund maintains a cash position to satisfy Fund repurchases, the Fund would not be fully invested, which may reduce the Fund’s investment performance. Furthermore, to the extent the Fund borrows to finance the making of repurchase offers by the Fund, interest on such borrowings reduces the Fund’s net investment income. In order to fund repurchase requests, the Fund may be required to sell its more liquid, higher quality portfolio securities to purchase Shares that are tendered, which may increase risks for remaining stockholders and increase Fund expenses.

Claims Against Brookfield; Regulatory Investigations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Claims Against Brookfield; Regulatory Investigations.    Brookfield is a global asset manager with many investment strategies and offices and employees around the world. Given the broad spectrum of operations of Brookfield and its affiliates, claims (or threats of claims) and governmental investigations, examinations, requests for information, audits, inquiries, subpoenas and other regulatory or civil proceedings can and do occur in the ordinary course of its and its affiliates’ (including the Adviser’s) business. Such investigations, actions and proceedings may impact the Fund, including by virtue of reputational damage to Brookfield (including the Adviser), or otherwise. The unfavorable resolution of such items could result in criminal or civil liability, fines, settlements, charges, penalties or other monetary or non-monetary remedies or sanctions that could negatively impact Brookfield (including the Adviser). In addition, such actions and proceedings may involve claims of strict liability or similar risks against the Fund in certain jurisdictions or in connection with certain types of activities. While Brookfield (including the Adviser) has implemented policies and procedures designed to protect against non-compliance with applicable rules and regulations, there is no guarantee that such policies and procedures will be adequate or will protect Brookfield in all instances.

Risk of Brookfield Credit Event or Adverse Effect on Brookfield’s Operations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Brookfield Credit Event or Adverse Effect on Brookfield’s Operations.    Although the Fund, the Adviser are separate legal entities from other entities of Brookfield, in the event that Brookfield were to experience material financial distress or a downgrade in its credit rating, or if there were a change of control of Brookfield, the Fund could nonetheless be adversely affected. In that regard, financial distress, a credit rating downgrade or change of control of Brookfield or the Adviser could cause the Adviser to have difficulty retaining personnel, or otherwise adversely affect the Fund and its ability to achieve its investment objectives. Such an event may also cause a default, reduction in borrowing base or other adverse effect with respect to indebtedness incurred by the Fund. Similarly, if other Brookfield Accounts were to incur substantial losses, the revenues of Brookfield may decline substantially. Such diminishment in revenues could affect the ability of Brookfield to satisfy any substantial drawdowns in respect of its capital contributions or its commitments to investments or prospective investments.

Adverse Publicity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Adverse Publicity.    Each of the Fund and the Adviser face the risk of negative publicity, including in matters such as labor disputes and adverse environmental attention, as well as matters arising out of municipal and federal government scrutiny both in the United States and globally. Additionally, Portfolio Company employees and Brookfield employees could pursue claims against Brookfield or the Fund, which may draw negative publicity, as well as negative news media attention. Such adverse publicity may have a material effect on the Adviser’s ability to source Portfolio Investments or otherwise meet the Fund’s investment objectives.

Follow-On Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-On Investments.    Following an initial Portfolio Investment, the Fund could be called upon to provide additional funds or have the opportunity to increase its Portfolio Investments in, or relating to, existing Portfolio Investments, subject to certain limitations in the Advisory Agreement and herein. There is no assurance that the Fund will make Follow-On Investments or that the Fund will have sufficient funds to make any such Follow-On Investments. Any decision by the Fund not to make a Follow-On Investment or its inability to make a Follow-On Investment could have a substantial negative impact on the original Portfolio Investment and could result in missed opportunities for the Fund or could result in the dilution of such Portfolio Investments (in the event alternative capital is used to satisfy such additional funding needs, for example from additional third-party co-investors or from Brookfield Accounts including proprietary accounts of Brookfield). In certain circumstances, a Follow-On Investment could arise because of an adverse development at a Portfolio Investment and the funding of such Follow-On Investment may not necessarily address such development, and could potentially result in an increased loss by the Fund in respect of such Portfolio Investment. Subject to any applicable limitations noted in “Allocation of Investment Opportunities” below, or in this Prospectus, another Brookfield Account could invest in any Follow-On Investment in lieu of, or alongside, the Fund. Additionally, if the Fund makes a Follow-On Investment, there is no assurance that such Follow-On Investment will be successful. Finally, the tax consequences to investors of a Follow-On Investment will likely be determined, at least in part, by the investment structure of the Portfolio Investment previously made by the Fund. Such tax consequences may adversely impact investors due to changes to U.S. or non-U.S. tax laws that are made after the Fund’s original Portfolio Investment but before a Follow-On Investment is made.

In the event that an initial investment in a Portfolio Company was shared between the Fund, other Brookfield Accounts and/or other third parties (including co-investors), and a Follow-On Investment opportunity arises with respect to such initial Portfolio Investment, the Follow-On Investment will not necessarily be made in the same proportions as the initial Portfolio Investment (including, among other reasons, if (i) the relevant entities having different views as to the desirability of the Follow-On Investment or different amounts of available capital, (ii) the Follow-On Investment opportunity has a different investment profile or attributes less suited to the relevant entities, (iii) a Brookfield Account had participated in the applicable initial Portfolio Investment in support of the Fund and determines that similar support is not needed or appropriate in respect of the applicable Follow-On Investment or (iv) in situations where Brookfield had earlier provided interim financing in lieu of the Fund providing a Bridge Financing (see “Risk of Bridge Financings” below)). In such cases, one or more such entities’ interest in such initial Portfolio Investment will be diluted at a valuation that will be determined by the Adviser or an affiliate thereof. There could be differing views as between the entities being diluted, on the one hand, and the entities being accreted, on the other hand, regarding such valuation. See also “Valuations” above. It is also possible that such a Follow-On Investment could be made in a part of a Portfolio Company’s capital structure that is different from the part of such Portfolio Company’s capital structure in which the initial Portfolio Investment was made.

Generally, the Fund will make Follow-On Investment opportunities available pro rata in accordance with initial Portfolio Investments; however, because of timing or other considerations, the Fund could make that portion of a Follow-On Investment that is attributable to co-investors or other Brookfield Accounts as a bridge financing and thereafter sell down a portion of such Follow-On Investment to such co-investors or other Brookfield Accounts. In this situation, there is no guarantee that the co-investors or other Brookfield Accounts will acquire their portion of the Follow-On Investment from the Fund and in certain cases, co-investors and other Brookfield Accounts could be given the opportunity to evaluate such Follow-On Investment over an extended period before determining whether to invest. Additionally, to the extent the Adviser determines it is appropriate and where the Fund has sufficient available capital for such purpose (taking into account any applicable funding obligations or other applicable considerations), the Fund could provide other interim financing to a Portfolio Investment for purposes of efficiency, administrative or operational convenience or other similar considerations, in respect of the portion of a Follow-On Investment attributable to co-investors which have not participated in such Follow-On Investment. It is possible that such additional portion of a Follow-On Investment will not be subsequently syndicated but instead is repaid by the Fund. The Fund could or could not receive compensation or interest for making the Follow-On Investment or providing such other financing on behalf of co-investors and, to the extent such amounts are held on the Fund’s credit facility, the Fund could be responsible for any interest payments payable in respect thereof. In the event that co-investors fail to acquire, or determine not to acquire, their portion of a Follow-On Investment from the Fund, the Fund will have an allocation (and related expenses) that will be larger than originally anticipated if the Adviser is unable to syndicate such portion.

Borrowing [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing.    Subject to certain limitations set forth in this Prospectus and under applicable law, the Fund intends, from time to time, to borrow at the Fund-level or at a subsidiary of the Fund on a secured or unsecured basis. It is expected that this indebtedness, if incurred, will be secured primarily by the assets of the Fund. In addition, the Adviser intends to evaluate whether it is prudent and appropriate to incur this leverage and there can be no assurance that leverage will be incurred given that adverse economic factors, such as a significant rise in interest rates, may cause the Adviser, in its discretion, to elect not to incur such leverage.

The extent to which the Fund or its subsidiary (including a Portfolio Company) uses leverage may have important consequences to the stockholders, including, but not limited to, the following: (a) greater fluctuations in the net assets of the Fund; (b) use of cash flow (including capital contributions) for debt service and related costs and expenses, rather than for additional Portfolio Investments, distributions or other purposes; (c) increased interest expense, if interest rate levels were to increase; (d) in certain circumstances, prematurely disposing of Portfolio Investments to service the Fund’s debt obligations; and (e) limitation on the flexibility of the Fund to make distributions to its stockholders or sell assets that are pledged to secure the indebtedness. There can be no assurance that the Fund will have sufficient cash flow to meet its debt service obligations. As a result, the Fund’s exposure to losses may be increased due to the illiquidity of Portfolio Investments generally.

In connection with any credit facility entered into by the Fund, the borrowers thereon (and the stockholders) may be required to (A) make certain representations and warranties to one or more lenders and (B) indemnify the lenders pursuant to any credit facility in case any such representations and warranties are inaccurate. These arrangements may create contingent liabilities of the Fund and/or its subsidiaries, for which the Adviser may establish reserves or escrow accounts.

Capital Raise [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Raise.    The Fund may hold an initial closing at any time when the Adviser determines in its discretion that a sufficient minimum of capital is ready to close. There is no guarantee that the Fund will meet its capital raising goals. In the event that the Fund does not meet its capital raising goals, the Fund may have made Portfolio Investments based on diversification goals that have assumed a greater amount of capital contributions. As a result, the Fund may deploy capital in a higher concentration than anticipated or desired, including in a particular geographic region, industry, stage of investment, type of security, or single Portfolio Investment and will have no obligation to sell down such Portfolio Investments.

Leveraged Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraged Portfolio Investments.    Certain of the Portfolio Investments in which the Fund invests are expected to be leveraged (including leverage senior to the Fund’s Portfolio Investment, a portion of which may be secured by first liens and/or may be at floating interest rates). While an investment in a leveraged Portfolio Company offers the opportunity for increased capital appreciation, and although the Adviser will seek to use leverage in a manner it believes is appropriate under the then-circumstances, such a Portfolio Investment will be subject to increased exposure to adverse economic factors such as a significant rise in interest rates, a severe downturn in the economy or deterioration in the condition of such Portfolio Company, and such Portfolio Company may be subject to restrictive financial and operating covenants. This leverage may result in more serious adverse consequences to such Portfolio Investments (including their overall profitability or solvency) in the event these factors or events occur than would be the case for less leveraged companies. This could impair such Portfolio Company’s ability to finance its future operations and capital needs and result in restrictive financial and operating covenants. As a result, such Portfolio Company’s flexibility to respond to changing business and economic conditions may be limited. If such a Portfolio Company is unable to generate sufficient cash flow to meet principal and/or interest payments on its indebtedness or make regular dividend payments, such Portfolio Company may default on its loan agreements or be forced into bankruptcy, resulting in a restructuring of such Portfolio Company’s capital structure or liquidation, in which case the value of the Portfolio Investment in such Portfolio Company could be significantly reduced or even eliminated. The debt securities acquired by the Fund will generally not be the most senior in what could be a complex capital structure, and thus subject to greater risk of loss. Furthermore, to the extent the Portfolio Investments in which the Fund has invested become insolvent, the Fund may determine, in cooperating with other debt holders or on its own, to engage, at the Fund’s expense in whole or in part, counsel and other advisors in connection therewith.

Further, an adverse economic change could result in some lenders imposing more stringent restrictions on the terms of credit or a general reduction in the amount of credit available in the markets in which the Fund will seek to invest. Any negative impact from the tightening of, or adverse changes in, the credit markets may result in: (a) an inability to finance the acquisition of Portfolio Investments on favorable terms, if at all; (b) increased financing costs; or (c) financing with increasingly restrictive covenants. Such changes in turn may negatively impact the performance of Portfolio Investments. To the extent there is a lack of readily available and reasonably priced debt financing available to potential purchasers at the time the Fund is ready to dispose of a Portfolio Investment, such circumstances could materially and negatively affect the number of potential purchasers and the prices purchasers are willing to pay the Fund.

Risk of Bridge Financings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Bridge Financings.    The Fund may make a Portfolio Investment (including a Follow-On Investment) with the intent of selling, refinancing or otherwise reducing such Portfolio Investment, including through co-investment by one or more third parties, after the closing of such Portfolio Investment. Any such Portfolio Investment may include assets that the Adviser may not have caused the Fund to acquire on a stand-alone basis (including because the risk/return profile or other characteristics of such assets may not be desirable or appropriate for the Fund), and the Adviser may seek to reduce the Fund’s exposure to such assets through disposition, refinancing, co-investment or another transaction. In these situations, the Fund’s strategy may depend, in part, upon its ability to sell, refinance or otherwise reduce its exposure to such Portfolio Investments after initially agreeing to consummate them. There can be no assurance in such instances that the Fund will be successful in doing so or that the terms of any such transaction will be attractive, including because there may not be sufficient interest in or for the assets or third parties may not accept all or a portion of the amount offered for co-investment. If the Fund is unable to complete such an anticipated transaction, its Portfolio Investments will be less diversified than they otherwise may have been and the Fund may have greater exposure to certain Portfolio Investments, regions and sectors than intended or desired, including to assets that the Adviser would not have acquired on a stand-alone basis or to a Portfolio Investment that exceeds the amount that is permitted to be invested in a single Portfolio Investment that does not involve Bridge Financing. In addition, to the extent that the Fund is unable to complete an anticipated transaction, it may incur broken deal and related costs associated with the pursuit of such transaction. See also “Co-Investment Expenses.”

Generally, in the case of the Fund reducing a Portfolio Investment involving Bridge Financing (including through disposition or co-investment), such transaction will be completed at a price negotiated by the Adviser and the purchaser taking into account the then-relevant facts and circumstances, which may include the Fund’s cost of such Portfolio Investment (and an allocable portion of costs and expenses) and other market events and forces. There can be no assurance that such transaction price will be equal to or more than the Fund’s cost of such Portfolio Investment or that it necessarily or accurately reflect the then-market value of such Portfolio Investment, all costs and expenses associated therewith, or any interest or other carrying cost that would typically be associated with a loan. In addition, the Fund may face increased risk of inability to complete the transaction under certain market conditions, including when the Portfolio Investment has decreased in value while held by the Fund. The Fund will be required to bear the losses of such Portfolio Investment if such a transaction is not consummated or if required to sell the co-investment at a reduced price in order to reduce the Fund’s exposure to such Portfolio Investment.

In circumstances in which the Fund otherwise could have made a Bridge Financing, Brookfield may elect to provide such interim financing in lieu of the Fund doing so (any such interim financing, the “Syndicate Amount”). While Brookfield expects to syndicate any such interest to one or more other parties in such circumstances, there can be no guarantee that such syndication will be successful. If such syndication is not successful, Brookfield will own more of the applicable Portfolio Company than it originally intended. See “Allocation of Co-Investments” below. Further, in any such circumstances, in the event Follow-On Investments are made in such Portfolio Company, the Fund may be required to fund its pro rata share of such Follow-On Investments and the amounts that relate to the Syndicate Amount as though the Fund had made the original Bridge Financing in lieu of Brookfield providing interim financing. As a result, each of Brookfield and the Fund may have differing ownership interests in such Follow-On Investments than in the original Portfolio Investment related thereto. See also “Follow-On Investments” above.

U.S. Dollar Denomination of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

U.S. Dollar Denomination of Shares.    Shares are denominated in United States dollars. Investors subscribing for Shares in any country in which United States dollars are not the local currency should note that changes in the value of exchange between United States dollars and such currency may have an adverse effect on the value, price or income of the investment in the Fund to such investor. There may be non-U.S. exchange regulations applicable to Portfolio Investments in non-U.S. currencies in certain jurisdictions where this Prospectus is being issued. The fees, costs and expenses incurred by stockholders in converting their local currency to United States dollars (if applicable) in order to purchase Shares will be borne solely by such stockholder. In addition, it may be the case that the aggregate amount that a stockholder is required to contribute to the Fund is well in excess of what such stockholder otherwise intended to contribute to the Fund in its local currency as a result of currency fluctuations. Each prospective investor should consult with its own counsel and advisors as to all legal, tax, financial and related matters concerning an investment in Shares.

Litigation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Litigation.    Litigation can and does occur in the ordinary course of the management of an investment portfolio. The Fund may be engaged in litigation both as a plaintiff and as a defendant. This risk is somewhat greater where the Fund exercises control or significant influence over a Portfolio Company’s direction, including as a result of board participation. Such litigation can arise as a result of issuer default, issuer bankruptcies and/or other reasons. In certain cases, such issuers may bring claims and/or counterclaims against the Fund, the Adviser and/or their respective principals and affiliates alleging violations of securities laws and other typical issuer claims and counterclaims seeking significant damages. The expense of defending against claims made against the Fund by third parties and paying any amounts pursuant to settlements or judgments would be borne by the Fund to the extent that (a) the Fund has not been able to protect itself through indemnification or other rights against the Portfolio Company, (b) the Fund is not entitled to such protections or (c) the Portfolio Company is not solvent. The Adviser and others may be indemnified by the Fund in connection with such litigation, subject to certain conditions.

The outcome of any proceedings involving the Fund or the Portfolio Investments may materially adversely affect the Fund and may continue without resolution for long periods of time. Any litigation may consume substantial amounts of the Adviser’s time and attention, and that time and the devotion of these resources to litigation may, at times, be disproportionate to the amounts at stake in the litigation. Under the Advisory Agreement, the Fund will generally be responsible for indemnifying the Adviser and related parties for costs they may incur with respect to such litigation not covered by insurance.

Third-Party Advice [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Third-Party Advice.    The Fund and the Adviser utilize the services of attorneys, accountants, custodians, fund administrators and other consultants in their operations. The Fund and the Adviser generally rely upon such service providers for their professional judgment with respect to legal, tax, accounting, operational, regulatory and other matters. Nevertheless, there exists a risk that such service providers may provide incorrect advice from time to time or may otherwise make errors when providing services. Neither the Fund nor the Adviser will generally have any liability to the stockholders for any reliance upon such advice or services. Service providers will be selected by the Adviser on behalf of the Fund with due care and consistent with their obligations under applicable law. Notwithstanding the foregoing, the Fund may bear the risk of any errors or omissions by such service providers. Additionally, subject to certain limitations, the Fund may be required to exculpate and indemnify such service providers for any losses incurred. See also “Cybersecurity Risk” below. Whenever the Adviser makes a determination or uses its discretion, unless otherwise indicated, it shall do so in its sole and absolute discretion.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk.    The Adviser, the Portfolio Investments and any of their respective service providers and other market participants increasingly depend on complex information technology and communications systems to conduct business functions. For example, the Fund expects to provide stockholders all statements, reports, notices, updates, requests and any other communications required in electronic form, such as e-mail or posting on Brookfield’s web-based reporting site or other Internet service, in lieu of or in addition to sending such communications as hard copies via fax or mail or in person. These systems are subject to a number of different threats or risks that could adversely affect the Fund and the stockholders, despite the efforts of the Adviser, the Portfolio Investments and any of their respective service providers to adopt technologies, processes and practices intended to mitigate these risks and protect the security of their computer systems, software, networks, e-mail and other technology assets, as well as the confidentiality, integrity and availability of information belonging to the Fund and the stockholders. Cyber incidents refer to both intentional attacks and unintentional events including: processing errors, human errors, technical errors including computer glitches and system malfunctions, inadequate or failed internal or external processes, market-wide technical-related disruptions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, and cyber-attacks which shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality (including denial of service attacks). For example, unauthorized third parties may attempt to improperly access, modify, disrupt the operations of or prevent access to the systems of the Adviser, the Portfolio Investments, or any of their respective service providers or counterparties or data within those systems without the knowledge of system users. Third parties may also attempt to fraudulently induce employees, customers, third-party service providers or other users of the Adviser’s, the Portfolio Investments’ or any of their respective service providers’ systems to disclose sensitive information in order to gain access to their data or that of the Fund’s stockholders. A successful penetration or circumvention of the security of the Adviser’s, the Portfolio Investments’ or any of their respective service providers’ systems could result in the loss or theft of a stockholder’s data or funds, the inability to access electronic systems, disruption of its business, loss or theft of proprietary information or corporate data, physical damage to a computer or network system or costs associated with system repairs. Such incidents could cause the Fund, the Adviser, the Portfolio Investments or any of their respective service providers to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, liability to clients or third parties, regulatory intervention or financial loss. The Fund and the Adviser make no assurances, representations or warranties in relation to these matters, and have not obtained representations or warranties in relation to these matters from all of their respective service providers. In addition, the Adviser, the Fund’s subsidiaries and each of their respective affiliates reserve the right to intercept, monitor and retain e-mail messages to and from its systems as permitted by applicable law. Substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Fund’s service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by its service providers or any other third parties whose operations may affect the Fund. In addition, jurisdictions in which Brookfield operates have recently adopted or are considering adopting laws that include stringent operational requirements for entities processing personal information and significant penalties for non-compliance, such as the EU GDPR, California Privacy Act and the New York SHIELD Act, and a range of proposed additional laws as the U.S. federal and state level.

Dependence on Third-Party Administrators [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dependence on Third-Party Administrators.    The Fund expects to enter into, and may otherwise be bound from time to time with respect to, a services agreement with a third-party administrator. Any such administrator may perform certain administrative, accounting and reporting services for or related to the Fund. If engaged, the Fund would depend on the services provided by any such administrator in order to comply with certain reporting and other obligations set forth in this Prospectus. The Adviser intends to monitor any such administrator and its performance. However, there is no assurance that such administrator will comply with its obligations to the Fund or that the Fund will be able to recover in part or in full any damages caused by any failure of such administrator to comply with such obligations, including as a result of such administrator’s bankruptcy, lack of liquidity, operational failure or otherwise. Investors will not have the ability to bring a direct claim against any such administrator and, to the extent that such administrator is performing obligations of the Adviser or its affiliates, the Advisory Agreement includes exculpation and indemnification provisions that will limit the circumstances under which the Adviser and its affiliates can be held liable to the Fund. The Fund would pay all fees payable to any such administrator with respect to the services for or related to the Fund. In addition to the payment of the fees, the Fund would reimburse any such administrator for any out-of-pocket expenses and other amounts agreed to with such administrator. Under the services agreement, the Fund may agree to indemnify and hold harmless any such administrator and its related parties.

Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risks.    As an affiliate of Brookfield, which has regulated activities, the Fund and its activities may be subject to certain limitations that may not be applicable to an investor unaffiliated with a regulated entity. The Fund may also be subject to certain restrictions when considering investments or business activities in regulated industries because of the impact of these investments on Brookfield. As a result, the Adviser may restrict or limit transactions or exercise of rights for the Fund or limit the amount of voting securities purchased by the Fund or restrict the type of governance rights it acquires or exercises in connection with its investments in regulated industries. In addition, regulatory changes could occur during the term of the Fund that may materially and adversely affect the Fund.

Regulatory Risks of Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risks of Portfolio Funds.    The regulatory environment for Portfolio Funds (and for registered investment companies investing in Portfolio Funds) is complex and evolving. Changes in the regulation or taxation of Portfolio Funds are impossible to predict and may adversely affect the value of the Infrastructure Investments, the ability of the Fund to execute its investment strategy, and the ability of the Fund to offer Shares to investors who do not qualify as “accredited investors” as defined in Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended (the “Securities Act”). There is no guarantee that the SEC will not require the Fund’s stockholders to meet certain eligibility criteria in the future.

Investor Legal, Regulatory and Policy Compliance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investor Legal, Regulatory and Policy Compliance.    Many stockholders, including U.S. states, their subdivisions and associated pension plans, have adopted stringent investment policies or are required to comply with local laws and regulations, including so-called “pay-to-play” laws, rules, regulations or policies (which, for example, restrict or require disclosure of payments to, and/or certain contacts with, certain politicians or officials associated with public entities). Such stockholders may request terms or provisions, as applicable, which may be more expansive in their requirements than such laws, rules, regulations or policies. In certain cases, violations of these laws, rules, regulations, policies, provisions or terms, whether as a result of the conduct of the Adviser or a Portfolio Investment or an action by such stockholder, could have an adverse effect on the Fund by, for example, providing the basis for the ability of such stockholder to withdraw from the Fund or an Alternative Investment Vehicle, as applicable.

Prevention of Money Laundering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prevention of Money Laundering.    As part of the Adviser’s responsibility for the prevention of money laundering under the Uniting and Strengthening America by Providing Appropriate Tools Required to Interrupt and Obstruct Terrorism Act of 2001 (the “PATRIOT Act”) and similar laws, regulations, rules and orders in effect in the United States and non-U.S. countries, the Fund may require a detailed verification of a prospective investor’s and its beneficial owners’ identity and the source of such prospective investor’s capital contributions. In the event of delay or failure by a prospective investor to produce any such information required for verification purposes, the Fund may refuse to accept the subscription and any monies relating thereto. In addition, each prospective investor will be required to represent and warrant to the Fund, among other things, that (a) the proposed investment by such prospective investor will not directly or indirectly contravene United States federal, state, international or other laws or regulations, including the PATRIOT Act and other applicable Anti-Money Laundering Laws and regulations, (b) no capital contribution to the Fund by such prospective investor will be derived, directly or indirectly, from any illegal or illegitimate activities, (c) such prospective investor is not a country, territory, person or entity named on a list promulgated by the United States Treasury Department’s Office of Foreign Assets Control (“OFAC”), the E.U. and/or U.K. regulations prohibiting, among other things, the engagement in transactions with, and the provision of services to, certain non-U.S. countries, territories, entities and individuals, nor is such prospective investor or any of its affiliates a natural person or entity with whom dealings are prohibited under any OFAC, E.U. and/or U.K. regulations, (d) such prospective investor is not owned, directly or indirectly, by any person or entity named on such lists or otherwise subject to such prohibitions under OFAC, E.U. and/or U.K. regulations, and (e) such prospective investor is not otherwise prohibited from investing in the Fund pursuant to other applicable United States anti-money laundering, anti-terrorist and non-U.S. asset control laws, regulations, rules or orders and similar rules in other jurisdictions. Each stockholder will be required to promptly notify the Adviser if any of the foregoing will cease to be true with respect to such stockholder.

As a result of the above-described anti-money laundering regulations or as a result of changes in law, the Adviser may from time to time request (outside of the subscription process), and the stockholders will be obligated to provide to the Adviser upon such request, additional information as from time to time may be required for the Adviser and the Fund to satisfy their respective obligations under these and other laws and regulations that may be adopted in the future. Such information may be provided to governmental and regulatory agencies without notification to the stockholders. Also, the Adviser may from time to time be obligated to file reports with various jurisdictions with regard to, among other things, the identity of the Fund’s stockholders and suspicious activities involving the Shares.

In the event it is determined, or the Adviser believes, that any stockholder, or any direct or indirect owner of any stockholder, is a person identified in any of these laws and regulations as a prohibited person, or is otherwise engaged in activities of the type prohibited under these laws and regulations, or the investments by the stockholders is or has become a prohibited investment, the Adviser may be obligated, among other actions to be taken, to “freeze the account” of such stockholder and withhold distributions of any funds otherwise owing to such stockholder or to cause such stockholder’s Shares to be cancelled or otherwise repurchased (without the payment of any consideration in respect of those Shares).

Risks Associated With Status as a Regulated Investment Company [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated With Status as a Regulated Investment Company.    The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Code. Qualification requires, among other things, compliance by the Fund with certain distribution requirements. Statutory limitations on distributions on the common shares if the Fund is leveraged and fails to satisfy the 1940 Act’s asset coverage requirements could jeopardize the Fund’s ability to meet such distribution requirements. The Fund presently intends, however, to purchase or redeem any outstanding leverage to the extent necessary in order to maintain compliance with such asset coverage requirements. Qualification also requires the Fund to diversify its investments in the manner prescribed by the RIC rules. Satisfying such diversification requirements may limit or otherwise adversely affect the implementation and execution of the Fund’s investment strategy.

Tax-Exempt Investors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax-Exempt Investors.    Certain entities are generally exempt from U.S. taxation under Section 501 of the Code except to the extent that they have “unrelated business taxable income” (“UBTI”). UBTI is income from an unrelated trade or business regularly carried on, excluding various types of income (so long as not derived from debt-financed property) such as dividends, interest, royalties, rents from real property (and incidental personal property) and gains from the sale of property other than inventory and property held primarily for sale to customers. The Fund may make Portfolio Investments that would generate UBTI if owned directly by a U.S. tax-exempt investor, but if such an investor realizes this income through its ownership in a corporation that qualifies as a RIC, the income from the RIC would not constitute UBTI as long as the tax-exempt investor has not acquired its shares in the Fund with acquisition indebtedness and the RIC has not recognized income derived from direct or indirect investments in residual interests in real estate mortgage investment conduits or equity interests in taxable mortgage pools. If the Fund fails to qualify as a RIC, it will still be treated as a corporation, and as such would not pass UBTI through to tax-exempt investors (subject to the conditions described in the preceding sentence).

Non-U.S. Investors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-U.S. Investors.    Non-U.S. investors are generally exempt from U.S. net income taxation if their activities consist solely of trading in securities or commodities for their own account (as described in Section 864 of the Code). However, non-U.S. investors would be subject to U.S. net income taxation to the extent their income is effectively connected with the conduct of a trade or business in the United States, as defined in the Code (“ECI”). The Fund may make Portfolio Investments that generate ECI, including investments in flow-through entities that are engaged or treated as engaged in U.S. trade or business. However, as a corporation for U.S. tax purposes, the Fund would not pass through ECI to its stockholders unless the Fund is treated as a United States real property holding corporation (“USRPHC”). Dividends from the Fund, to the extent they do not constitute “qualified net interest income” or “qualified short-term capital gain” (each as defined below) from a RIC, generally would be subject to U.S. federal withholding tax at a rate of 30% or lower rate imposed by an applicable tax treaty. Accordingly, each prospective non-U.S. investor should consult with its own tax and other advisors as to the advisability and tax consequences to its particular circumstances of an investment in the Fund.

Special rules would apply if the Fund were a qualified investment entity (“QIE”) because it is either a USRPHC or would be a USRPHC but for the operation of certain exceptions to the definition of “United States real property interests” (“USRPIs”) described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the U.S., and other trade or business assets. USRPIs are generally defined as any interest in U.S. real property and any interest in a USRPHC (other than solely as a creditor) or, very generally, an entity that has been a USRPHC in the last five years. A RIC that holds, directly or indirectly, significant interests in real estate investment trusts (“REITs”) may be a USRPHC. Interests in domestically controlled QIEs, including REITs and RICs that are QIEs, not-greater-than 10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in RICs generally are not USRPIs, but these exceptions do not apply for purposes of determining whether the Fund is a QIE. If an interest in the Fund were a USRPI, the Fund would be required to withhold U.S. tax on the proceeds of a share redemption by a non-U.S. investor, in which case such non-U.S. investor generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the Fund were a QIE, under a special “look-through” rule, any distributions by the Fund to a non-U.S. investor (including, in certain cases, distributions made by the Fund in redemption of its Shares) attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands, and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s non-U.S. investors and would be subject to U.S. tax withholding. In addition, such distributions would result in the non-U.S. investor being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates.

Financial and Tax Situation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial and Tax Situation.    The results of the Fund’s activities may affect individual stockholders differently, depending upon their individual financial and tax situations because, for instance, of the timing of a cash distribution or of an event of realization of gain or loss and its characterization as long-term or short-term gain or loss. The Adviser will endeavor to make decisions in the best interest of the Fund as a whole, but there can be no assurance that a result will not be more advantageous to some stockholders compared to other stockholders, or to the Adviser compared to any particular stockholder.

Each prospective investor should be aware that tax laws, regulations and IRS rulings and guidance are changing on an ongoing basis, and such laws and regulations may be changed with retroactive effect and may directly or indirectly subject the Fund and/or the stockholders to increased tax liabilities or have other adverse effects, including requiring stockholders to provide certain additional information to the Fund. Moreover, the interpretation and application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the accrual of potential tax liabilities even in situations where the Fund or the stockholders do not expect to be ultimately subject to such tax liabilities. Moreover, accounting standards or related tax reporting obligations may change, giving rise to additional accruals or other obligations.

Taxation of the Fund in Non-U.S. Jurisdictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Taxation of the Fund in Non-U.S. Jurisdictions.    The Fund or its stockholders could be subject to tax and/or tax filing obligations in non-U.S. jurisdictions in which the Fund invests. In addition, proceeds from Portfolio Investments held by the Fund could be reduced by withholding taxes or other taxes imposed by non-U.S. jurisdictions in which the Fund invests, and there can be no assurance that U.S. tax credits may be claimed with respect to such non-U.S. taxes incurred.

Debt-Equity Treasury Regulations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt-Equity Treasury Regulations.    The Treasury Regulations treat certain related-party financings as equity and recharacterize interest payments as dividends. Such re-characterization would preclude the deductibility of interest related to such financing. Although such Treasury Regulations in their current form are not expected to impact the Fund, the scope of such Treasury Regulations may be expanded.

Adequacy of Reserves [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Adequacy of Reserves.    The Fund may establish holdbacks or reserves, including for estimated accrued expenses, Management Fees, pending or anticipated liabilities, Portfolio Investments, claims and contingencies relating to the Fund. Estimating the appropriate amount of such reserves is difficult and inadequate or excessive reserves could impair the investment returns to stockholders. If the Fund’s reserves are inadequate and other cash is unavailable, the Fund may be unable to take advantage of attractive investment opportunities or protect its existing Portfolio Investments. Further, the allocation of investment opportunities among the Fund and other Brookfield Accounts may depend, in part, on their respective reserves at the time of allocating the opportunity, possibly resulting in different investment allocations if any such reserves are inadequate or excessive.

In-Kind Remuneration to the Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

In-Kind Remuneration to the Adviser.    The Adviser may choose to receive Shares in lieu of certain fees or distributions. Under certain circumstances, Shares held by the Adviser or its affiliates may be withdrawn in exchange for distributions in cash at the holder’s election, and there may not be sufficient cash to make such a withdrawal/repurchase payment; therefore, the Fund may need to use cash from operations, borrowings, offering proceeds or other sources to make the payment, which will reduce cash available for distribution to a stockholder or for investment in the Fund’s operations.

Sourcing and Payment of Distributions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sourcing and Payment of Distributions.    The Fund’s ability to make distributions to its stockholders may be adversely affected by a number of factors, including the risk factors described in this Prospectus. The Fund has a limited track record and may not generate sufficient income to make distributions to the Fund’s stockholders. The Adviser or its delegate will make determinations regarding distributions based upon, among other factors, the Fund’s financial performance, debt service obligations, debt covenants, tax requirements and capital expenditure requirements. Among the factors that could impair the Fund’s ability to make distributions to its stockholders are:

•        the Fund’s inability to invest the proceeds from sale of Shares on a timely basis;

•        the Fund’s inability to realize attractive risk-adjusted returns on the Fund’s Portfolio Investments;

•        high levels of expenses or reduced revenues that reduce the Fund’s cash flow or non-cash earnings; and

•        defaults in the Fund’s investment portfolio or decreases in the value of the Fund’s Portfolio Investments.

As a result, the Fund may not be able to make distributions to its stockholders at any time in the future, and the level of any distributions the Fund does make to stockholders may not increase or even be maintained over time, any of which could materially and adversely affect the value of an investment in the Fund.

The Fund may not generate sufficient cash flow from operations to fully fund distributions to stockholders, particularly during the early stages of the Fund’s operations. Therefore, the Fund may fund distributions to the Fund’s stockholders from sources other than cash flow from operations, including, without limitation, the sale of assets, borrowings, return of capital or offering proceeds (including from sales of Shares). The extent to which the

Fund pays distributions from sources other than cash flow from operations will depend on various factors, the extent to which the Adviser elects to receive its Management Fee and Incentive Fee in the Shares, how quickly the Fund invests the proceeds from this and any future offering and the performance of the Fund’s Portfolio Investments. Funding distributions from the sales of assets, borrowings, return of capital or proceeds of the offering will result in the Fund having less funds available to acquire its Portfolio Investments. As a result, the return realized on an investment in the Fund may be reduced. Doing so may also negatively impact the Fund’s ability to generate cash flows. Likewise, funding distributions from the sale of additional securities will dilute your interest in the Fund on a percentage basis and may impact the value of your investment especially if the Fund sells these securities at prices less than the price you paid for your Shares. The Fund may be required to continue to fund the Fund’s regular distributions from a combination of some of these sources if the Fund’s Portfolio Investments fail to perform, if expenses are greater than the Fund’s revenues or due to numerous other factors. The Fund has not established a limit on the amount of its distributions that may be paid from any of these sources.

To the extent the Fund borrows funds to pay distributions, it would incur borrowing costs and these borrowings would require a future repayment. The use of these sources for distributions and the ultimate repayment of any liabilities incurred could adversely impact the Fund’s ability to pay distributions in future periods, decrease the Fund’s NAV, decrease the amount of cash the Fund has available for operations and new investments and adversely impact the value of your investment.

The Fund may also defer operating expenses or pay expenses (including the fees of the Adviser) with Shares in order to preserve cash flow for the payment of distributions. The ultimate repayment of these deferred expenses could adversely affect the Fund’s operations and reduce the future return on your investment. The Fund may permit the Adviser to withdraw Shares shortly after issuing such Shares as compensation. The payment of expenses in Shares will dilute your ownership interest in the Fund’s portfolio of assets. There is no guarantee any of the Fund’s operating expenses will be deferred and the Adviser is under no obligation to receive future fees or distributions in Shares and may elect to receive such amounts in cash.

Risks Associated with Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS ASSOCIATED WITH SECONDARY INVESTMENTS

General Risks of Secondary Investments.    The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be significant. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Non-Traditional Secondary Transactions and Joint and Other Investments.    The Fund may invest with third-parties and otherwise through joint ventures, structured transactions and similar arrangements, and may invest in “synthetic secondaries” or other non-traditional secondary investments such as fund recapitalizations, as well as other assets. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the investments in the Portfolio Funds, in addition to the normal risks associated with the Portfolio Funds, their managers and portfolio companies. In addition, the Fund may make other investments with risk and return profiles that the Adviser determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Adviser and may involve different risks to those of traditional secondary investments.

Restrictions on Transfers of Secondary Interests.    The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the Portfolio Fund, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Adviser believes that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in a Portfolio Fund, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the Portfolio Fund prior to such transfer, including investments that are not owned by the Portfolio Fund at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

General Risks of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments.    The overall performance of the Fund’s Secondary Investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. Certain Secondary Investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to Secondary Investments may be significant. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Non-Traditional Secondary Transactions and Joint and Other Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Traditional Secondary Transactions and Joint and Other Investments.    The Fund may invest with third-parties and otherwise through joint ventures, structured transactions and similar arrangements, and may invest in “synthetic secondaries” or other non-traditional secondary investments such as fund recapitalizations, as well as other assets. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the investments in the Portfolio Funds, in addition to the normal risks associated with the Portfolio Funds, their managers and portfolio companies. In addition, the Fund may make other investments with risk and return profiles that the Adviser determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Adviser and may involve different risks to those of traditional secondary investments.

Restrictions on Transfers of Secondary Interests [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Transfers of Secondary Interests.    The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the Portfolio Fund, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities. Although the Adviser believes that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in a Portfolio Fund, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the Portfolio Fund prior to such transfer, including investments that are not owned by the Portfolio Fund at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

Risks Associated with Investments in Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

RISKS ASSOCIATED WITH INVESTMENTS IN PORTFOLIO FUNDS

General Risks of Investments in Portfolio Funds.    Because the Fund invests in Portfolio Funds, a stockholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends, in part, upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Stockholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds are Not Registered.    The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Portfolio Funds are Generally Non-Diversified.    While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Securities of Portfolio Funds are Generally Illiquid.    The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Portfolio Fund Operations are Not Transparent.    The Adviser does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund’s investments in Portfolio Funds will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s Interests in Portfolio Funds.    The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser, in its capacity as the valuation designee, may determine to discount the value of the interests or value them at zero.

Stockholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels of Fees and Expenses.    Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based and performance-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and repurchase offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund which did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its stockholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 10% to 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote.    To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the Investment Company Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund or otherwise seek interests that do not include voting rights. These arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or Offsetting Investments.    The Portfolio Fund Managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on Ability to Invest in Portfolio Funds.    Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing stockholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Portfolio Fund Managers.    The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s Interest in a Portfolio Fund.    A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

General Risks of Investments in Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Investments in Portfolio Funds.    Because the Fund invests in Portfolio Funds, a stockholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends, in part, upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Stockholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds are Not Registered [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds are Not Registered.    The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisers under the Advisers Act. As an investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Portfolio Funds are Generally Non-Diversified [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds are Generally Non-Diversified.    While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Securities of Portfolio Funds are Generally Illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Securities of Portfolio Funds are Generally Illiquid.    The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Portfolio Fund Operations are Not Transparent [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Operations are Not Transparent.    The Adviser does not control the investments or operations of the Portfolio Funds. A Portfolio Fund Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Portfolio Fund Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund’s investments in Portfolio Funds will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s Interests in Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Portfolio Funds.    The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Portfolio Fund Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Portfolio Fund Managers. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. The Board has approved valuation procedures for the Fund and has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments, subject to the oversight of the Board. The Adviser will periodically review Portfolio Fund Managers’ valuation methods and inputs, including at initial purchase, but will generally not have sufficient information in order to be able to confirm or review the accuracy of valuations provided by Portfolio Fund Managers.

A Portfolio Fund Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Portfolio Fund Manager’s valuations of such interests could remain subject to such fraud or error, and the Adviser, in its capacity as the valuation designee, may determine to discount the value of the interests or value them at zero.

Stockholders should be aware that situations involving uncertainties as to the valuations by Portfolio Fund Managers could have a material adverse effect on the Fund if the Portfolio Fund Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels of Fees and Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses.    Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based and performance-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and repurchase offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund which did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its stockholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 2.5% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 10% to 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Vote.    To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the Investment Company Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund or otherwise seek interests that do not include voting rights. These arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the Investment Company Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or Offsetting Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consortium or Offsetting Investments.    The Portfolio Fund Managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Portfolio Fund Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Portfolio Fund Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Portfolio Fund Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Portfolio Fund Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on Ability to Invest in Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Ability to Invest in Portfolio Funds.    Certain Portfolio Fund Managers’ investment approaches can accommodate only a certain amount of capital. Portfolio Fund Managers typically endeavor not to undertake to manage more capital than such Portfolio Fund Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Portfolio Fund Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Portfolio Fund Manager. Further, continued sales of Shares would dilute the indirect participation of existing stockholders with such Portfolio Fund Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Indemnification of Portfolio Funds and Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Portfolio Funds and Portfolio Fund Managers.    The Fund may agree to indemnify certain of the Portfolio Funds and the Portfolio Fund Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s Interest in a Portfolio Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Portfolio Fund.    A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Brookfield Place
Entity Address, Address Line Two	225 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
Contact Personnel Name	Brian F. Hurley
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.16%	[4]
Distribution/Servicing Fees [Percent]	0.00%	[5]
Incentive Fees [Percent]	0.38%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.10%	[7]
Other Annual Expenses [Percent]	0.26%	[8]
Total Annual Expenses [Percent]	2.15%
Waivers and Reimbursements of Fees [Percent]	0.17%	[9]
Net Expense over Assets [Percent]	2.32%
Expense Example, Year 01	$ 24
Expense Example, Years 1 to 3	69
Expense Example, Years 1 to 5	117
Expense Example, Years 1 to 10	$ 250
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Authorized [Shares] | shares	250,000,000
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	2.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.10%	[4]
Distribution/Servicing Fees [Percent]	0.25%	[5]
Incentive Fees [Percent]	0.44%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.28%	[7]
Other Annual Expenses [Percent]	0.29%	[8]
Total Annual Expenses [Percent]	2.61%
Waivers and Reimbursements of Fees [Percent]	0.09%	[9]
Net Expense over Assets [Percent]	2.70%
Expense Example, Year 01	$ 47
Expense Example, Years 1 to 3	100
Expense Example, Years 1 to 5	157
Expense Example, Years 1 to 10	$ 309
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class D Shares
Outstanding Security, Title [Text Block]	Class D Shares
Outstanding Security, Authorized [Shares] | shares	250,000,000
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.11%	[4]
Distribution/Servicing Fees [Percent]	0.85%	[5]
Incentive Fees [Percent]	0.44%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.29%	[7]
Other Annual Expenses [Percent]	0.30%	[8]
Total Annual Expenses [Percent]	3.24%
Waivers and Reimbursements of Fees [Percent]	0.09%	[9]
Net Expense over Assets [Percent]	3.33%
Expense Example, Year 01	$ 67
Expense Example, Years 1 to 3	132
Expense Example, Years 1 to 5	199
Expense Example, Years 1 to 10	$ 377
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class S Shares
Outstanding Security, Title [Text Block]	Class S Shares
Outstanding Security, Authorized [Shares] | shares	250,000,000
Class T Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Management Fees [Percent]	1.25%	[3]
Interest Expenses on Borrowings [Percent]	0.11%	[4]
Distribution/Servicing Fees [Percent]	0.85%	[5]
Incentive Fees [Percent]	0.44%	[6]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.29%	[7]
Other Annual Expenses [Percent]	0.30%	[8]
Total Annual Expenses [Percent]	3.24%
Waivers and Reimbursements of Fees [Percent]	0.09%	[9]
Net Expense over Assets [Percent]	3.33%
Expense Example, Year 01	$ 67
Expense Example, Years 1 to 3	132
Expense Example, Years 1 to 5	199
Expense Example, Years 1 to 10	$ 377
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class T Shares
Outstanding Security, Title [Text Block]	Class T Shares
Outstanding Security, Authorized [Shares] | shares	1,250,000,000
Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Authorized [Shares] | shares	2,000,000,000
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Preferred Shares
Preferred Stock Restrictions, Other [Text Block]

Prior to the issuance of shares of stock of any class or series, the Board is required by Maryland law and by the Charter to set the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each such class or series. Thus, the Board could authorize the Fund to issue shares of stock with terms that could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for common stockholders or otherwise be in their best interests. Any issuance of preferred shares, however, must comply with the requirements of the Investment Company Act. If the Fund elects to issue preferred shares (and/or notes or other debt securities), its ability to make distributions to its common stockholders may be limited by the terms of such preferred shares or debt securities, the asset coverage requirements and other limitations imposed by the Investment Company Act, Maryland law and the Fund’s lenders.

[1]	Quasar Distributors, LLC (the “Distributor”) is the principal underwriter and distributor of the Shares and serves in that capacity on a best efforts basis, subject to various conditions. Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the front-end sales load with respect to Class D, Class S, and Class T Shares purchased by investors. The Distributor does not retain any portion of the front-end sales load fees. Class D, Class S, and Class T Shares are each subject to a maximum front-end sales load of up to 2.00%, 3.50%, and 3.50% of the offering price, respectively. For Class T Shares, the 3.50% includes a maximum of 3.00% for upfront selling commissions and 0.50% for the dealer fee, for a total front-end sales load of up to 3.50%. However, purchases of Class D Shares, Class S Shares, and Class T Shares may be eligible for a front-end sales load discount. See “Plan of Distribution — Sales Load.” Any additional commissions or other forms of compensation paid to a broker or financial intermediary on sales of Class D Shares, Class S Shares and Class T Shares are not reflected. The Selling Agents may, in their sole discretion and subject to applicable law, reduce or waive the front-end sales load on a non-scheduled basis in individual cases. Class I Shares are not subject to a front-end sales load; however, investors could be required to pay brokerage commissions on purchases and sales of Class I Shares to their Selling Agents. Investors should consult with their Selling Agents about the sale load and any additional fees or charges their Selling Agents might impose on each class of Shares.
[2]	A 2% Early Repurchase Fee payable to the Fund will be charged with respect to the repurchase of a stockholder’s Shares at any time prior to the day immediately preceding the one-year anniversary of a stockholder’s purchase of the Shares (on a “first in-first out” basis). An Early Repurchase Fee payable by a stockholder may be waived by the Fund, in circumstances where the Board of Directors determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any stockholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining stockholders. See “Repurchases.”
[3]	Pursuant to the Advisory Agreement, the Adviser receives a Management Fee payable quarterly in arrears and calculated monthly at the annual rate of 1.25% of the value of the Fund’s net assets, which is calculated as of the close of business on the last business day of each month.
[4]	“Interest Payments on Borrowed Funds” represents the actual interest costs associated with leverage as they are calculated in the Fund’s Annual Report, except “Interest Payments on Borrowed Funds” for Class T Shares are based on estimated amounts for the current fiscal year. The Fund’s actual interest costs associated with leverage may differ from the estimates above. Although the Fund has no current intention to do so, the Fund may borrow additional funds to make investments, to the extent the Fund determines that additional capital would allow the Fund to take advantage of additional investment opportunities, if the market for debt financing presents attractively priced debt financing opportunities, or if the Board of Directors determines that leveraging the Fund’s portfolio would be in the Fund’s best interests and the best interests of the Fund’s stockholders. The Fund does not currently anticipate issuing any preferred stock over the next twelve months. The costs associated with any borrowing will be indirectly borne by the Fund’s stockholders.
[5]	The maximum annual rate at which Distribution and/or Shareholder Servicing Fees may be paid is as follows: (a) for Class S Shares and Class T Shares, 0.85% of NAV per annum (consisting of a 0.60% Distribution Fee and a 0.25% Servicing Fee); and (b) for Class D Shares, 0.25% of NAV per annum (consisting entirely of a Servicing fee). Class I Shares have no Distribution or Shareholder Servicing Fees.
[6]	Pursuant to the Advisory Agreement, the Adviser receives an Incentive Fee accrued monthly and payable annually in arrears in an amount equal to 12.5% of the Fund Income for the applicable year. The Fund looks through the total return swap contracts and counts the underlying reference assets as investments for purposes of calculating the Incentive Fee. See “Management of the Fund — The Advisory Agreement.”
[7]	“Tax Expense” is based on the estimated amount of income taxes payable by the Fund’s corporate subsidiaries for the current fiscal year. The Fund’s actual income tax expense associated with its corporate subsidiaries may differ from the estimated amount above.”
[8]	“Other Expenses” represents the Fund’s expenses as they are calculated in the Fund’s Annual Report, except the “Other Expenses” for Class T Shares are based on estimated amounts for the current fiscal year. In addition to the fees of the Adviser, the Fund is responsible for the payment of all its “Other Expenses” incurred in the operation of the Fund, which include, among other things, professional fees, organizational expenses and offering costs, expenses for legal and the Fund’s independent registered public accounting firm’s services, shareholder reports, charges of the Fund’s custodian, charges of the Fund’s fund accountant, charges of the transfer agent and dividend disbursing agent, SEC fees, expenses of directors’ meetings, fees and expenses of Directors who are not officers or employees of the Adviser or its affiliates, accounting and printing costs, the Fund’s pro rata portion of the Chief Compliance Officer’s compensation (if approved by the Board of Directors), fidelity bond coverage for the Fund’s officers and employees, Directors and officers liability policy, interest, brokerage costs, taxes (excluding taxes related to portfolio companies), expenses of qualifying the Fund for sale in various states, expenses of personnel performing shareholder servicing functions, litigation and other extraordinary or non-recurring expenses.
[9]	Pursuant to an Expense Limitation and Reimbursement Agreement (the “Expense Limitation and Reimbursement Agreement”), the Adviser has contractually agreed to waive and/or reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses,” as defined below) will not exceed 0.70% of the Fund’s net assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.70% of net assets (annualized) (or, if a lower expense limit under the Expense Limitation and Reimbursement Agreement is then in effect, such lower limit) within three years after the date the Adviser waived or reimbursed such fees or expenses. This arrangement will remain in effect for at least one year from the effective date of the Fund’s current registration statement, and may not be terminated by the Fund or the Adviser before such time. Thereafter, the Expense Limitation and Reimbursement Agreement may only be terminated or amended to increase the expense cap as of April 30th of each calendar year (April 29th in a leap year), provided that in the case of a termination by the Adviser, the Adviser provide the Board with written notice of its intention to terminate the Expense Limitation and Reimbursement Agreement prior to the expiration of its then current term. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including, among other things, organizational and offering costs, professional fees, and fees and expenses of the Administrator, Transfer Agent and Custodian, with the exception of (i) the Management Fee, (ii) the Incentive Fee, (iii) the Servicing Fee (as defined below), (iv) the Distribution Fee (as defined below), (v) portfolio level expenses, (vi) brokerage costs or other investment-related out-of-pocket expenses, including costs incurred with respect to unconsummated investments, (vii) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (viii) taxes, and (ix) extraordinary expenses (such as litigation and other expenses not incurred in the ordinary course of the Fund’s business).